AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER __, 2002

   Securities Act File No. 033-79708 Investment Company Act File No. 811-08542

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No.                         |_|

             Post-Effective Amendment No. 11                      |X|

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                            Amendment No. 13                      |X|

                                 --------------

                          THE SARATOGA ADVANTAGE TRUST

                           (a Delaware business trust)
               (Exact Name of Registrant as Specified in Charter)

           1101 STEWART AVENUE, SUITE 207, GARDEN CITY, NEW YORK 11530
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, Including Area Code

                                 (516) 542-3000

                             STUART M. STRAUSS, ESQ.
                            MAYER, BROWN, ROWE & MAW
                                  1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                     (Name and Address of Agent for Service)

              It is proposed that this filing will become effective

               75 days after filing pursuant to paragraph (a) (2)

[LOGO]

                                 CLASS I SHARES

                          PROSPECTUS -- JANUARY 1, 2003

             T H E  S A R A T O G A  A D V A N T A G E  T R U S T

The SARATOGA ADVANTAGE TRUST is a mutual fund company comprised of 12 separate mutual fund portfolios, each with its own distinctive investment objectives and policies. The Portfolios are:

                    - U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                       - INVESTMENT QUALITY BOND PORTFOLIO

                           - MUNICIPAL BOND PORTFOLIO

                     - LARGE CAPITALIZATION VALUE PORTFOLIO

                    - LARGE CAPITALIZATION GROWTH PORTFOLIO

                         - MID CAPITALIZATION PORTFOLIO

                        - SMALL CAPITALIZATION PORTFOLIO

                        - INTERNATIONAL EQUITY PORTFOLIO

                       - HEALTH & BIOTECHNOLOGY PORTFOLIO

                     - TECHNOLOGY & COMMUNICATIONS PORTFOLIO

                         - FINANCIAL SERVICES PORTFOLIO

                      - ENERGY & BASIC MATERIALS PORTFOLIO

THE PORTFOLIOS ARE MANAGED BY ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC (THE "MANAGER"). EACH PORTFOLIO IS ADVISED BY AN INVESTMENT ADVISER SELECTED AND SUPERVISED BY THE MANAGER.

Shares of the Portfolios are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor's objectives and risk tolerance. An asset allocation methodology developed by the Manager, the Saratoga Strategic Horizon Asset Reallocation Program-Registered Trademark- (the "Saratoga SHARP-Registered Trademark- Program"), may be utilized in this regard by investment advisers that have entered into agreements with the Manager. The Manager receives a fee from the investment advisers that have entered into such agreements with the Manager. Shares of the Portfolios are also available to other investors and advisory services.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                          PAGE

                                                                          ---
THE PORTFOLIOS

U.S. GOVERNMENT MONEY MARKET PORTFOLIO..................................
INVESTMENT QUALITY BOND PORTFOLIO.......................................
MUNICIPAL BOND PORTFOLIO................................................
LARGE CAPITALIZATION VALUE PORTFOLIO....................................
LARGE CAPITALIZATION GROWTH PORTFOLIO...................................
MID CAPITALIZATION PORTFOLIO............................................
SMALL CAPITALIZATION PORTFOLIO..........................................
INTERNATIONAL EQUITY PORTFOLIO..........................................
HEALTH & BIOTECHNOLOGY PORTFOLIO........................................
TECHNOLOGY & COMMUNICATIONS PORTFOLIO...................................
FINANCIAL SERVICES PORTFOLIO............................................
ENERGY & BASIC MATERIALS PORTFOLIO......................................
SUMMARY OF TRUST EXPENSES...............................................
ADDITIONAL INVESTMENT STRATEGY INFORMATION..............................
ADDITIONAL RISK INFORMATION.............................................
INVESTMENT MANAGER......................................................
ADVISERS................................................................
ADMINISTRATION..........................................................

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES.............................................
PURCHASE OF SHARES......................................................
REDEMPTION OF SHARES....................................................
DIVIDENDS AND DISTRIBUTIONS.............................................
TAX CONSEQUENCES........................................................
FINANCIAL HIGHLIGHTS....................................................

            Notice of Privacy Policy for the Saratoga Advantage Trust

The Saratoga Advantage Trust ("Saratoga") respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is the information we collect from you on applications or other forms, from your activities on our website, and from the transactions you make with us, our affiliates, or third parties. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. Specifically, so that we may continue to offer you investment products and services to help you meet your investing needs, and to effect transactions that you request or authorize, we may disclose the nonpublic personal information we collect to companies that perform services on our behalf, such as Saratoga's transfer agent, or printers and mailers that assist us in distribution of investor materials. These companies are instructed to use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

                       This is not part of the Prospectus.

                                 THE PORTFOLIOS

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

THE ADVISER

The Portfolio is advised by Sterling Capital Management Company. All investment decisions for the Portfolio are made by Sterling Capital's investment committee.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. Government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

The U.S. Government securities that the Portfolio may purchase include:

- U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

- Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

- Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Bank.

- Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements with respect to securities issued by the U.S. Government, its agencies and instrumentalities.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objectives.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Portfolio is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

Credit risk is minimal with respect to the Portfolio's U.S. Government securities investments. Repurchase agreements involve a greater degree of credit risk. The Adviser, however, actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Portfolio, to invest only in high quality debt obligations and short maturities.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in this Portfolio.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S CLASS I SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                             1995  5.40%
                             '96   4.32%
                             '97   4.47%
                             '98   4.44%
                             '99   4.22%
                             '00   5.28%
                             '01       %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL
TOTAL RETURNS

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME, AS WELL AS WITH AN INDEX OF FUNDS WITH SIMILAR INVESTMENT OBJECTIVES. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                      PAST      PAST    LIFE OF PORTFOLIO
                                                     1 YEAR   5 YEARS    (SINCE 9/2/94)
-----------------------------------------------------------------------------------------
U.S. Government Money Market Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
90 Day T-Bills
-----------------------------------------------------------------------------------------
Index: (Reflects no deduction for fees, expenses or taxes)
Lipper U.S. Treasury Money Market Index(1)
-----------------------------------------------------------------------------------------

(1) THE LIPPER U.S. TREASURY MONEY MARKET FUND INDEX CONSISTS OF THE 30 LARGEST MUTUAL FUNDS THAT INVEST PRINCIPALLY IN U.S. TREASURY OBLIGATIONS WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF LESS THAN 90 DAYS. THESE FUNDS INTEND TO KEEP A CONSTANT NET ASSET VALUE.

INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INVESTMENT QUALITY BOND PORTFOLIO

INVESTMENT OBJECTIVE

The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.

THE ADVISER

The Investment Quality Bond Portfolio is advised by Fox Asset Management, L.L.C. The Portfolio is managed by a team that includes J. Peter Skirkanich, John Sampson, James O'Mealia and Doug Edler. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Sampson is a Managing Director and joined the firm in 1998 from Pharos Management LLC, a consulting firm specializing in fixed income investments. Mr. O'Mealia is a Managing Director of Fox and joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President. Mr. Edler is a Senior Vice President of Fox; he joined Fox in 1999 from J. P. Morgan & Co., Inc., where he managed that firm's proprietary fixed income investments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities or in non-rated securities considered by the Adviser to be of comparable quality. The Portfolio may also invest in non-convertible fixed income preferred stock and mortgage pass-through securities. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.

Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest principal payments made by the individual borrowers on the pooled mortgage loans.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These securities are either direct obligations of the U.S. Government, or the issuing agency/instrumentality has the right to borrow from the U.S. Treasury to meet its obligations, although the Treasury is not legally required to extend credit to the agency/instrumentality.

Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. Government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

FIXED-INCOME SECURITIES. Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities, such as corporate bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

MORTGAGE-BACKED SECURITIES. The Portfolio may invest in mortgage-backed securities, such as mortgage pass-through securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with junk bonds. For more information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S CLASS I SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                            1995  12.44%
                            '96    3.15%
                            '97    6.58%
                            '98    6.47%
                            '99   -0.01%
                            '00    9.91%
                            '01        %

During the periods shown in the bar chart, the highest return for a calendar quarter was SUPPLY% (quarter ended [DATE]) and the lowest return for a calendar quarter was SUPPLY % (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was SUPPLY %.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME, AS WELL AS WITH AN INDEX OF FUNDS WITH SIMILAR INVESTMENT OBJECTIVES. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                        PAST         PAST    LIFE OF PORTFOLIO
                                                       1 YEAR      5 YEARS    (SINCE 9/2/94)
----------------------------------------------------------------------------------------------
Investment Quality Bond Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
Lehman Intermediate Government/Credit Bond
 Index(1)
----------------------------------------------------------------------------------------------
Lipper Short-Intermediate Investment Grade Debt
 Funds Index(2)
----------------------------------------------------------------------------------------------

(1) THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX IS COMPOSED OF THE BONDS IN THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX THAT HAVE MATURITIES BETWEEN 1 AND 9.99 YEARS. THE LEHMAN INTERMEDIATE GOVERNMENT/ CREDIT BOND INDEX CONSISTS OF APPROXIMATELY 5,400 ISSUES. THE SECURITIES MUST BE INVESTMENT GRADE (BAA OR HIGHER) WITH AMOUNTS OUTSTANDING IN EXCESS OF $1 MILLION AND HAVE AT LEAST ONE YEAR TO MATURITY. THE LEHMAN INTERMEDIATE GOVERNMENT/ CREDIT BOND INDEX IS AN UNMANAGED INDEX WHICH DOES NOT INCLUDE FEES AND EXPENSES. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(2) THE LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX CONSISTS OF THE 30 LARGEST MUTUAL FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN INVESTMENT GRADE DEBT ISSUES (RATED IN THE TOP FOUR GRADES) WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF 1 TO 5 YEARS. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

MUNICIPAL BOND PORTFOLIO

INVESTMENT OBJECTIVE

The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

THE ADVISER

The Portfolio is advised by OpCap Advisors. It is managed by a management team lead by Matthew Greenwald, Senior Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management. Mr. Greenwald is a graduate of Penn State University and earned his MBA from Columbia University.

PRINCIPAL INVESTMENT STRATEGIES

As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative income tax" although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income.

Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes, and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

CREDIT AND INTEREST RATE RISKS. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S CLASS I SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                            1995  15.21%
                            '96    3.05%
                            '97    8.27%
                            '98    5.38%
                            '99   -6.00%
                            '00   13.64%
                            '01        %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended[DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME, AS WELL AS WITH AN INDEX OF FUNDS WITH SIMILAR INVESTMENT OBJECTIVES. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                      PAST      PAST    LIFE OF PORTFOLIO
                                                     1 YEAR   5 YEARS    (SINCE 9/2/94)
-----------------------------------------------------------------------------------------
Municipal Bond Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
-----------------------------------------------------------------------------------------
Indices: (Reflect no deduction for fees, expenses or taxes)
Lehman Brothers Municipal Bond Index(1)
-----------------------------------------------------------------------------------------

Lipper General Municipal Debt Funds Index(2)
-----------------------------------------------------------------------------------------

(1) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX CONSISTS OF APPROXIMATELY 25,000 MUNICIPAL BONDS WHICH ARE SELECTED TO BE REPRESENTATIVE OF THE LONG-TERM, INVESTMENT GRADE TAX-EXEMPT BOND MARKET. THE BONDS SELECTED FOR THE INDEX HAVE THE FOLLOWING CHARACTERISTICS: A MINIMUM CREDIT RATING OF AT LEAST BAA; AN ORIGINAL ISSUE OF AT LEAST $50 MILLION; AT LEAST $3 MILLION OF THE ISSUE OUTSTANDING; ISSUED WITHIN THE LAST FIVE YEARS; AND A MATURITY OF AT LEAST ONE YEAR. THE LEHMAN INDEX IS AN UNMANAGED INDEX WHICH DOES NOT INCLUDE FEES AND EXPENSES. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(2) THE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX CONSISTS OF THE 30 LARGEST MUTUAL FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN MUNICIPAL DEBT ISSUES IN THE TOP FOUR CREDIT RATINGS. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

LARGE CAPITALIZATION VALUE PORTFOLIO

INVESTMENT OBJECTIVE

The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

THE ADVISER

The Portfolio is advised by OpCap Advisors. It is managed by a portfolio team comprised of senior professionals of OpCap Advisors. One member of the team, Frank LeCates, has primary supervisory authority over implementation of the management team's purchase and sale recommendations. Mr. LeCates is the Director of Research at Oppenheimer Capital, the parent of OpCap Advisors. Mr. LeCates brings 33 years of investment experience to his current position. Formerly with Donaldson, Lufkin & Jenrette for 18 years, he has served as head of institutional equity sales, Director of Research and as a securities analyst. Mr. LeCates, a Chartered Financial Analyst, is a graduate from Princeton University and earned his MBA in finance from Harvard Business School.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks of issuers with total market capitalizations of $1 billion or greater at the time of purchase. In determining which securities to buy, hold or sell, the Adviser focuses its investment selection on highly liquid equity securities that, in the Adviser's opinion, have above average price appreciation potential at the time of purchase. In general, the Adviser looks for securities that have above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the issuer's ability to generate cash flow in excess of business needs and sustain above average profitability, as well as industry outlook and market share, are also considered by the Adviser.

In addition, the Portfolio may invest in stock index futures contracts and options.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

COMMON STOCKS. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with stock index futures contracts and options. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S CLASS I SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                              1995  36.98%
                              '96   23.98%
                              '97   25.49%
                              '98   11.77%
                              '99    1.11%
                              '00   11.33%
                              '01        %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended[DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of [DATE] was [SUPPLY]%.

AVERAGE ANNUAL
TOTAL RETURNS

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME, AS WELL AS WITH AN INDEX OF FUNDS WITH SIMILAR INVESTMENT OBJECTIVES. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                      PAST      PAST    LIFE OF PORTFOLIO
                                                     1 YEAR   5 YEARS    (SINCE 9/2/94)
-----------------------------------------------------------------------------------------
Large Capitalization Value Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
-----------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P/Barra Value Index(1)
-----------------------------------------------------------------------------------------
Morningstar Large Value Average(2)
-----------------------------------------------------------------------------------------

(1) THE S&P/BARRA VALUE INDEX IS CONSTRUCTED BY DIVIDING THE STOCKS IN THE S&P 500 INDEX ACCORDING TO PRICE-TO-BOOK RATIOS. THIS UNMANAGED INDEX CONTAINS STOCKS WITH LOWER PRICE-TO-BOOK RATIOS AND IS MARKET CAPITALIZATION WEIGHTED. THE S&P/BARRA VALUE INDEX DOES NOT INCLUDE FEES AND EXPENSES, AND INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(2) THE MORNINGSTAR LARGE VALUE AVERAGE, AS OF[DATE], CONSISTED OF [SUPPLY] MUTUAL FUNDS COMPRISED OF LARGE MARKET CAPITALIZATION STOCKS WITH THE LOWEST COMBINATIONS OF PRICE-TO-EARNINGS AND PRICE-TO-BOOK SCORES. INVESTORS MAY NOT INVEST IN THE AVERAGE DIRECTLY.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of

Trust Expenses" section.

LARGE CAPITALIZATION GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Large Capitalization Growth Portfolio seeks capital appreciation.

THE ADVISER

The Portfolio is advised by Harris Bretall Sullivan & Smith, L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team that includes Gordon Ceresino and David Post. Mr. Ceresino is the Chief Executive Officer of Harris Bretall and has been associated with the firm since 1991. Mr. Post is a Partner of Harris Bretall and has been associated with the firm since 1994.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks of issuers with total market capitalizations of $3 billion or more. The Portfolio will normally invest in common stocks that, in the Adviser's opinion, are characterized by earnings growth in excess of that of the S&P 500. In deciding which securities to buy, hold or sell, the Adviser evaluates factors believed to be favorable to long-term capital appreciation, including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Adviser also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

COMMON STOCKS. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S CLASS I SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                           1995   28.98%
                           '96    13.43%
                           '97    32.52%
                           '98    36.44%
                           '99    34.18%
                           '00   -21.58%
                           '01         %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended[DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL
TOTAL RETURNS

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME, AS WELL AS WITH AN INDEX OF FUNDS WITH SIMILAR INVESTMENT OBJECTIVES. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 9/2/94)
------------------------------------------------------------------------------------------------
Large Capitalization Growth Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P/Barra Growth Index(1)
------------------------------------------------------------------------------------------------
Morningstar Large Growth Average(2)
------------------------------------------------------------------------------------------------

(1) THE S&P/BARRA GROWTH INDEX IS CONSTRUCTED BY DIVIDING THE STOCKS IN THE S&P 500 INDEX ACCORDING TO PRICE-TO-BOOK RATIOS. THIS UNMANAGED INDEX CONTAINS STOCKS WITH HIGHER PRICE-TO-BOOK RATIOS AND IS MARKET CAPITALIZATION WEIGHTED. THE S&P/BARRA GROWTH INDEX DOES NOT INCLUDE FEES AND EXPENSES, AND INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(2) THE MORNINGSTAR LARGE GROWTH AVERAGE, AS OF[DATE], CONSISTED OF [SUPPLY] MUTUAL FUNDS COMPRISED OF LARGE MARKET CAPITALIZATION STOCKS WITH THE HIGHEST COMBINATIONS OF PRICE-TO-EARNINGS AND PRICE-TO-BOOK SCORES. INVESTORS MAY NOT INVEST IN THE AVERAGE DIRECTLY.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

MID CAPITALIZATION PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

THE ADVISER

The Portfolio is advised by [to be decided].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. companies that have a market capitalization of between $1 billion and $15 billion at the time of purchase. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may invest up to 20% of its total assets in the equity securities of foreign companies and in securities convertible into the common stock of U.S. companies, such as convertible preferred stock and convertible bonds. The Portfolio may also invest in debt securities such as corporate bonds, government securities and mortgage and other asset-backed securities.

The Portfolio strives to provide long-term capital appreciation through a multi-factor selection process. In seeking to accomplish this goal, the Adviser uses fundamental analysis to invest in stocks that are believed to be less expensive than comparable companies as determined by price/earnings ratios, cash flows or other measures. The Adviser also uses quantitative screening in seeking to identify mid-cap companies with attractive earnings growth, revenue growth, and balance sheet strength. The Adviser also attempts to identify industry and economic themes that can drive company profits.

The Portfolio may invest in companies that the adviser believes are undervalued and may be subject to positive changes from new markets/products, restructuring, acquisitions, divestitures, mergers, change in management, regulatory change, or other changes that will enhance the value of the company.

The Adviser may sell those holdings that have exceeded their relative value price targets and may also sell the securities of a company that has experienced a fundamental change from the reasons that prompted the initial purchase of the stock. If changes for the better have not materialized, the stock may be sold. A final decision for selling a security is made after all factors are analyzed.

PRINCIPAL RISKS

MID-SIZED COMPANIES. The Portfolio will invest primarily in companies with medium market capitalization. Market capitalization refers to the total market value of the outstanding stock of a company. Mid cap companies generally have a market capitalization between $1 billion and $15 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Mid cap companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend.

OTHER RISKS. The performance of the Portfolio will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE.

As of December 31, 2001, neither the Portfolio nor its Predecessor Fund had been in existence for at least one calendar year, and therefore no past performance is shown.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

SMALL CAPITALIZATION PORTFOLIO

INVESTMENT OBJECTIVE

The Small Capitalization Portfolio seeks maximum capital appreciation.

THE ADVISER

The Portfolio is advised by Fox Asset Management, L.L.C. It is managed by a management team led by J. Peter Skirkanich and George C. Pierides, who are the key small-cap personnel on the firm's Investment Committee. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Pierides is a Managing Director who spearheads the firm's small-cap efforts; he joined the firm in 1995 from Windward Asset Management.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000 Index. The Portfolio will also occasionally invest a portion of its assets in mid cap stocks with compelling valuations and fundamentals that are small relative to their industries, and it will not immediately sell a security that was bought as a SMALL-CAP stock but through appreciation has become a mid cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

COMMON STOCKS. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

SMALL AND MEDIUM CAPITALIZATION COMPANIES. The Portfolio's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S CLASS I SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                           1995   27.31%
                           '96    15.89%
                           '97    23.20%
                           '98   -18.61%
                           '99    13.01%
                           '00    21.93%
                           '01         %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL
TOTAL RETURNS

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME, AS WELL AS WITH AN INDEX OF FUNDS WITH SIMILAR INVESTMENT OBJECTIVES. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 9/2/94)
------------------------------------------------------------------------------------------------
Small Capitalization Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
Russell 2000 Index(1)
------------------------------------------------------------------------------------------------
Morningstar Small Blend Average(2)
------------------------------------------------------------------------------------------------

(1) THE RUSSELL 2000 INDEX IS COMPRISED OF THE 2,000 SMALLEST U.S. DOMICILED PUBLICLY TRADED COMMON STOCKS WHICH ARE INCLUDED IN THE RUSSELL 3000 INDEX. THE COMMON STOCKS INCLUDED IN THE RUSSELL 2000 INDEX REPRESENT APPROXIMATELY 10% OF THE U.S. EQUITY MARKET AS MEASURED BY MARKET CAPITALIZATION. THE RUSSELL 3000 INDEX IS AN UNMANAGED INDEX OF THE 3,000 LARGEST U.S. DOMICILED PUBLICLY TRADED COMMON STOCKS BY MARKET CAPITALIZATION REPRESENTING APPROXIMATELY 98% OF THE U.S. PUBLICLY TRADED EQUITY MARKET. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX WHICH DOES NOT INCLUDE FEES AND EXPENSES, AND WHOSE PERFORMANCE REFLECTS REINVESTED DIVIDENDS. INVESTORS MAY NOT INVEST IN THE INDEX DIRECTLY.

(2) THE MORNINGSTAR SMALL BLEND AVERAGE, AS OF [DATE], CONSISTED OF [SUPPLY] MUTUAL FUNDS COMPRISED OF SMALL MARKET CAPITALIZATION STOCKS THAT FALL BETWEEN THE HIGHEST AND LOWEST COMBINATIONS OF PRICE-TO-EARNINGS AND PRICE-TO-BOOK SCORES. INVESTORS MAY

NOT INVEST IN THE AVERAGE DIRECTLY.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

THE ADVISER

The Portfolio is advised by [to be decided].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its assets in the equity securities of companies located outside of the United States. Equity securities consist of common and preferred stock and other securities such as depositary receipts, bonds, rights and warrants that are convertible into common stock. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries, which may include countries with developing and emerging economies. The Portfolio expects that its investments in foreign issuers will generally take the form of depositary receipts. These are dollar denominated receipts which represent and may be converted into the underlying foreign security. Depositary receipts are publicly traded on exchanges or over-the-counter in the United States. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, industry prospects and other factors such as an issuer's competitive position or potential earnings.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

FOREIGN SECURITIES. A principal risk of investing in the Portfolio is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets. Delays in purchasing securities may result in the Portfolio losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in the value of the securities. Issuers of the foreign security represented by a depositary receipt may not be obligated to disclose material information in the United States.

The Portfolio may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

The Portfolio may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S CLASS I SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                             1995    3.08%
                             '96     6.56%
                             '97     6.91%
                             '98    13.22%
                             '99    40.03%
                             '00   -18.38%
                             '01         %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 9/2/94)
------------------------------------------------------------------------------------------------
International Equity Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions

                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Index:  (Reflects no deduction for fees, expenses or taxes)
Morgan Stanley EAFE Index (U.S. Dollars)(1)
------------------------------------------------------------------------------------------------

(1) THE EUROPE, AUSTRALIA, FAR EAST INDEX (EAFE) IS A WIDELY RECOGNIZED INDEX PREPARED BY MORGAN STANLEY CAPITAL INTERNATIONAL. THIS UNMANAGED INDEX CONSISTS OF NON-U.S. COMPANIES WHICH ARE LISTED ON ONE OF TWENTY FOREIGN MARKETS AND ASSUMES THE REINVESTMENT OF DIVIDENDS. THIS INDEX DOES NOT INCLUDE FEES AND EXPENSES, AND INVESTORS MAY NOT INVEST IN THE INDEX DIRECTLY. THE GROSS DOMESTIC PRODUCT (GDP) VERSION OF THE INDEX IS USED ABOVE.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

HEALTH & BIOTECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

THE ADVISER

The Portfolio is advised by [to be decided].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity, equity-related or debt securities of healthcare companies and biotechnology companies, regardless of their stock market value (or "market capitalization"). The Portfolio expects to invest primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Portfolio may invest up to 25% of its assets in the securities of foreign issuers. The Portfolio composition is based on a "bottom-up" blending of value and growth criteria as well as identifying investment and economic themes that the Adviser believes can drive profits. The Portfolio will invest in companies that the Adviser expects will capitalize on emerging changes in the healthcare and biotechnology industries.

"Healthcare company," for purposes of Portfolio investments, is defined as an entity that is principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; and design, manufacture, or sale of healthcare-related products and services.

"Biotechnology company," for purposes of Portfolio investments, is defined as an entity that is principally engaged in: research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments.

The Portfolio also defines a "healthcare or biotechnology company" as an entity that is principally engaged in providing materials, products or services to a healthcare or biotechnology company. The Portfolio considers a company to be "principally engaged" in one of the above activities if at least 50% of its revenues or profits comes from those activities or at least 50% of the company's assets were devoted to such activities based upon the company's most recent fiscal year.

The Portfolio may sell those holdings that it has identified as having exceeded their fair market value and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Portfolio may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

PRINCIPAL RISKS

HEALTHCARE AND BIOTECHNOLOGY SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

NON-DIVERSIFICATION. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Health & Biotechnology Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart and table below show the performance of the Class A shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's front end sales charge for Class A shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.

ANNUAL TOTAL RETURNS(1)

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                        %
                                        %
                                        %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS A SHARES MAXIMUM APPLICABLE FRONT END SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 7/15/99)
------------------------------------------------------------------------------------------------
Health & Biotechnology Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions

                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Health & Biotechnology Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS A SHARES OF THE PREDECESSOR FUND. THE RETURNS ARE FOR A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS BUT WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS BECAUSE THE SHARES WERE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND THE ANNUAL RETURNS WOULD DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE LIPPER HEALTH & BIOTECHNOLOGY FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Predecessor Fund's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO
INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their market capitalization. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and internet and network equipment and services.

The Portfolio expects to invest primarily in U.S. and foreign common stocks but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the communications, information and technology industries.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, estimates and management. However, if the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

PRINCIPAL RISKS

TECHNOLOGY AND COMMUNICATIONS SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the information, communications, and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

EMERGING TECHNOLOGY SECTOR RISK. Because of its narrow focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

NON-DIVERSIFICATION. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Info-Tech & Communications Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart and table show the performance of the Class A shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's front end sales charge for Class A shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.

ANNUAL TOTAL RETURNS (1)

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                          %
                                          %
                                          %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS ON THE TABLE ARE FOR THE CLASS A SHARESWITH NO FRONT END SALES CHARGE (THIS CLASS OF SHARES HAS NO FRONT END SALES CHARGE) AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER THAT THOSE SHOWN. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 10/22/97)
------------------------------------------------------------------------------------------------
Technology & Communications Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions

         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Science & Technology Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS A SHARES OF THE PREDECESSOR FUND. THE RETURNS ARE FOR A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS BUT WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS BECAUSE THE SHARES WERE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND THE ANNUAL RETURNS WOULD DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Predecessor Fund's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

FINANCIAL SERVICES PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign securities issued by financial services companies, as well as related services and technology companies, regardless of their stock market value (or "market capitalization"). Normally at least 25% of the Portfolio's total assets is expected to be in securities of companies in the Finance and Insurance industries, and up to 25% in foreign companies. The Adviser expects to invest primarily in U.S. and foreign common stocks, but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the financial services industries.

The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

"Financial services company," for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities based on the company's most recent fiscal year. Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under SEC regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

The Adviser may sell those holdings that it has identified as having exceeded their fair market value, and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Portfolio may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

PRINCIPAL RISKS

FINANCIAL SERVICES SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio's performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates. The repeal of the Glass-Steagall Act of 1933 should also have an impact on the profitability of financial services companies and on the performance of the Portfolio. It will reduce the separation between commercial and investment banking businesses and permit banks to expand their services. This expansion could expose banks to increased competition from well-established competitors. The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

NON-DIVERSIFICATION. Because the Financial Services Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Financial Services Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart and table below show the performance of the Class A shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's front end sales charge for Class A shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                        %
                                        %
                                        %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS ON THE TABLE ARE FOR THE CLASS A SHARES WITH NO FRONT END SALES CHARGE (THIS CLASS OF SHARES HAS NO FRONT END SALES CHARGE) AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 8/1/00)
------------------------------------------------------------------------------------------------
Financial Services Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Financial Services Sector Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS A SHARES OF THE PREDECESSOR FUND. THE RETURNS ARE FOR A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS BUT WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS BECAUSE THE SHARES WERE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND THE ANNUAL RETURNS WOULD DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE S&P FINANCIAL SERVICES SECTOR INDEX, IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY S&P.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Predecessor Fund's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

ENERGY & BASIC MATERIALS PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests in the common stock of domestic and foreign issuers regardless of their size. It expects to invest primarily in U.S. common stocks but may also invest in other types of equity securities and debt securities of any quality, and may invest up to 25% of its total assets in foreign companies.

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by companies involved in the exploration, development, production or distribution of oil, natural gas, coal and uranium, basic materials such as metals, minerals, chemicals, water, forest products, precious metals, and other related industries. The Portfolio will also invest a portion of its assets in securities of companies in the oil and natural gas exploration, development, production and distribution industry, securities of companies in the mining industry, and securities of companies in the precious metals industry.

The Portfolio invests in securities of companies that are deemed to be undervalued, and therefore are believed by the Adviser to offer above-average potential for capital appreciation. These securities include securities of companies that are engaged in the energy, basic materials and other related businesses that are out of favor with investors and are trading at prices that the Adviser believes are below their true worth based on each company's potential earnings, asset values and dividend yield.

PRINCIPAL RISKS

ENERGY AND BASIC MATERIALS SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

NON-DIVERSIFICATION. Because the Energy & Basic Materials Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Energy & Basic Materials Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below and tables show the performance of the Class A shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's front end sales charge for Class A shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                        %
                                        %
                                        %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS ON THE TABLE ARE FOR THE CLASS A SHARESWITH NO FRONT END SALES CHARGE (THIS CLASS OF SHARES HAS NO FRONT END SALES CHARGE) AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 10/23/97)
------------------------------------------------------------------------------------------------
Energy & Basic Materials Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices: (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Natural Resources Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS A SHARES OF THE PREDECESSOR FUND. THE RETURNS ARE FOR A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS BUT WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS BECAUSE THE SHARES WERE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND THE ANNUAL RETURNS WOULD DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY

FEES OR EXPENSES.

(3) THE LIPPER NATURAL RESOURCES FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Predecessor Fund's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

SUMMARY OF TRUST EXPENSES

ANNUAL PORTFOLIO OPERATING EXPENSES. The following table lists the fees and expenses that an investor will incur as a shareholder of each of the Portfolios based on operating expenses incurred during the fiscal year ended August 31, 2002. There are no shareholder transaction expenses, sales loads or distribution fees.

                                        U.S.
                                        GOVERNMENT          INVESTMENT                             LARGE
                                        MONEY               QUALITY            MUNICIPAL           CAPITALIZATION
                                        MARKET              BOND               BOND                VALUE
                                        PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                        --------------      -------------      --------------      --------------
SHAREHOLDER FEES                           NONE               NONE                  NONE               NONE
ANNUAL PORTFOLIO OPERATING
 EXPENSES
(expenses that are deducted form
 Portfolio assets as a percentage
 of average net assets)
  Management Fees*                         .475%              0.55%                 0.55%              0.65%
  Distribution (Rule 12b-1
   Expenses)                               NONE               NONE                  NONE               NONE
  Other Expenses*
                                           ----               ----                  ----               ----
  Total Annual Portfolio Operating
   Expenses
  Fee Waiver (and/or Expense
   Reimbursement)*
                                           ----               ----                  ----               ----
  Net Expenses*

                                    LARGE
                                    CAPITALIZATION   MID              SMALL            INTERNATIONAL   HEALTH &
                                    GROWTH           CAPITALIZATION   CAPITALIZATION   EQUITY          BIOTECHNOLOGY
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                    ---------------  --------------   --------------   --------------  --------------
SHAREHOLDER FEES                        NONE          NONE              NONE              NONE              NONE
ANNUAL PORTFOLIO OPERATING
 EXPENSES
(expenses that are deducted form
 Portfolio assets as a percentage
 of average net assets)
  Management Fees*                      0.65%         0.75%             0.65%             0.75%             1.25%
  Distribution (Rule 12b-1
   Expenses)                            NONE                            NONE              NONE              NONE
  Other Expenses* (1)
                                        ----          ----              ----              ----              ----
  Total Annual Portfolio Operating
   Expenses
  Fee Waiver (and/or Expense
   Reimbursement)*                         %             %                 %                 %                 %
                                        ----          ----              ----              ----              ----
  Net Expenses*                            %             %                 %                 %                 %

                                        TECHNOLOGY &        FINANCIAL          ENERGY &
                                        COMMUNICATIONS      SERVICES           BASIC MATERIALS
                                        PORTFOLIO           PORTFOLIO          PORTFOLIO
                                        --------------      -------------      --------------
SHAREHOLDER FEES                              NONE             NONE                NONE
ANNUAL PORTFOLIO OPERATING
 EXPENSES
(expenses that are deducted form
 Portfolio assets as a percentage
 of average net assets)
  Management Fees*                            1.25%            1.25%               1.25%
  Distribution (Rule 12b-1
   Expenses)
  Other Expenses* (1)
                                              ----             ----                ----
  Total Annual Portfolio Operating

   Expenses
  Fee Waiver (and/or Expense
   Reimbursement)*
                                              ----             ----                ----
  Net Expenses*

(1) "Other Expenses" for the Mid Capitalization, Health & Biotechnology, Technology & Communications, Financial Services and Energy & Basic Materials Portfolios are estimated for the current fiscal year.

* MANAGEMENT FEES, OTHER EXPENSES, FEE WAIVER AND/OR REIMBURSEMENT, AND NET
EXPENSES: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from .475% to 1.25% of the value of the average daily net assets of the Portfolio. The fees of each Adviser are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by each Portfolio are described under "Investment Manager." The Portfolios benefit from expense offset arrangements with the Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. During the most recent fiscal year, the amount of the expense offset as a percentage of net assets for each respective portfolio was as follows: U.S. Government Money Market, [SUPPLY]%; Investment Quality Bond, [SUPPLY]%; Municipal Bond, [SUPPLY]%; Large Capitalization Value, [SUPPLY]%; Large Capitalization Growth, [SUPPLY]%; Small Capitalization, [SUPPLY]%; and International Equity, [SUPPLY]%. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently waiving its management fees and/or assuming certain other operating expenses of the Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. The following are the Expense Caps for each of the Portfolios: U.S. Government Money Market, 1.25%; Investment Quality Bond, 1.40%; Municipal Bond, 1.40%; Large Capitalization Value, 2.00%; Large Capitalization Growth, 2.00%; Mid Capitalization, 2.00%; Small Capitalization, 2.00%; International Equity, 2.30%; Health & Biotechnology, 2.50%; Technology & Communications, 2.50%; Financial Services, 2.50%; and Energy & Basic Materials, 2.50%;. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice. For the year ended August 31, 2002, reimbursement payments were made by the Portfolios to the Manager under the terms of the Expense Agreement.

EXAMPLE. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

-IF YOU HELD OR SOLD YOUR SHARES:

                                                U.S.
                                                GOVERNMENT         INVESTMENT                          LARGE
                                                MONEY              QUALITY          MUNICIPAL          CAPITALIZATION
                                                MARKET             BOND             BOND               VALUE
                                                PORTFOLIO          PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                ----------------   --------------   ----------------   ----------------
1 year....................................
3 years...................................
5 years...................................
10 years..................................

                                          LARGE
                                          CAPITALIZATION   MID             SMALL            INTERNATIONAL     HEALTH &
                                          GROWTH           CAPITALIZATION  CAPITALIZATION   EQUITY            BIOTECHNOLOGY
                                          PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                          --------------   --------------  --------------   -------------     --------------
1 year....................................
3 years...................................
5 years...................................
10 years..................................

                                            TECHNOLOGY &         FINANCIAL            ENERGY &
                                            COMMUNICATIONS       SERVICES             BASIC MATERIALS
                                            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            ------------------   ---------------      --------------
1 year....................................
3 years...................................
5 years...................................
10 years..................................

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to each Portfolio's principal strategies.

DEFENSIVE INVESTING. The Portfolios are intended primarily as vehicles for the implementation of a long-term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

FORWARD CURRENCY CONTRACTS. A Portfolio's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

INVESTMENT POLICIES. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

DERIVATIVES AND OTHER STRATEGIES. Certain Portfolios may invest in options, futures, foreign securities, foreign currencies, and other derivatives (collectively, "Derivative Transactions"), and may enter into certain types of short sales. If these practices are used by a Portfolio, the intent would be primarily to hedge the Portfolio's holdings. For example, a Portfolio may purchase or sell options contracts on equity securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio. Or, a Portfolio may purchase or sell stock index futures contracts and might purchase put options or write call options on such futures contracts to protect against a general stock market decline or decline in a specific market sector that could adversely affect the Portfolio's holdings.

Investing for hedging purposes may result in certain transaction costs, which may reduce a Portfolio's performance. In addition, no assurances can be given that hedging will be implemented or that each derivative position will achieve a perfect correlation with the security or currency being hedged against.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to principal risks of investing in the Portfolios.

The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

FOREIGN SECURITIES. Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuation, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

JUNK BONDS. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

SECURITIES RATED IN THE LOWEST INVESTMENT GRADE CATEGORY. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's, S&P or Fitch may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

OPTIONS AND FUTURES. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

FORWARD CURRENCY CONTRACTS. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

STOCK MARKET RISK. Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see "Issuer-Specific Risk" below). Consequently, the value of your investment in a Portfolio will go up and down, which means that you could lose money.

SMALL AND MID-SIZED COMPANIES. The Portfolios may invest in companies with small and medium market capitalizations. Market capitalization refers to the total market value of the outstanding stock of a company. Small cap companies generally have a market capitalization of under $1 billion and mid cap companies generally have a market capitalization between $1 billion and $5 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Small and mid cap companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. Small and mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Small and mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, small and mid cap companies may not pay a dividend. Although income may not be a primary goal of a Portfolio, dividends can cushion returns in a falling market.

ISSUER-SPECIFIC RISKS. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

PORTFOLIO TURNOVER. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes.

INVESTMENT MANAGER

Orbitex-Saratoga Capital Management, LLC serves as the Trust's Manager. The Manager and the Trust have obtained an exemptive order (the "Order") from the Securities and Exchange Commission that permits the Manager to enter into investment advisory agreements with Advisers without obtaining shareholder approval. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.

The Order also permits the Manager, subject to the approval of the Trustees, to replace investment advisers or amend investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. The Manager compensates each Adviser out of its management fee.

The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval.

                                                             MANAGER'S
         PORTFOLIO                                           FEE
         ---------                                           ---------
         U.S. Government Money Market Portfolio............    .475%
         Investment Quality Bond Portfolio.................     .55%
         Municipal Bond Portfolio..........................     .55%
         Large Capitalization Value Portfolio..............     .65%
         Large Capitalization Growth Portfolio.............     .65%
         Mid Capitalization Portfolio.......................    .75%
         Small Capitalization Portfolio....................     .65%
         International Equity Portfolio....................     .75%
         Health & Biotechnology Portfolio..................    1.25%
         Technology & Communications Portfolio..............   1.25%
         Financial Services Portfolio.......................   1.25%
         Energy & Basic Materials Portfolio.................   1.25%

The Manager is located at 1101 Stewart Avenue, Suite 207, Garden City, New York 11530. Orbitex-Saratoga Capital Management, LLC is a Delaware limited liability company..

ADVISERS

The following set forth certain information about each of the Advisers:

OpCap Advisors ("OpCap"), a registered investment adviser, located at 1345 Avenue of the Americas, New York, NY 10105, serves as Adviser to the Municipal Bond Portfolio and the Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment adviser, founded in 1968. Oppenheimer Capital is an indirect wholly owned subsidiary of PIMCO Advisors, L.P. ("PIMCO"), a registered investment adviser. Allianz AG, the world's second largest insurance company as measured by premium income, is the majority owner of PIMCO. As of August 31, 2002, Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $billion.

Fox Asset Management, L.L.C. ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond and Small Capitalization Portfolios. Fox was formed in 1985. Fox is 20% owned by its current employees, with a controlling interest held by Eaton Vance Corp. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of August 31, 2002, assets under management by Fox were approximately $billion.

Harris Bretall Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment adviser, serves as Adviser to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Sansome Street, Suite 3300, San Francisco, CA 94104, the firm managed assets of approximately $billion as of August 31, 2002.

Sterling Capital Management Company ("Sterling"), a registered investment adviser, is the Adviser to the U.S. Government

Money Market Portfolio. Sterling is a 100% employee owned North Carolina limited liability company formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of August 31, 2002, Sterling had approximately $billion in assets under management.

ADMINISTRATION

The Bank of New York, located at 15 Broad Street, 7th Floor, New York, New York 10286, is the custodian of the assets of the Trust, and calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

Orbitex Fund Services, Inc. provides administrative services to and manages the administrative affairs of the Trust.

                            SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments.

The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

The value of each Portfolio's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

PURCHASE OF SHARES

Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Orbitex Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor. Shares of a Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

INVESTMENT ADVISORY PROGRAMS. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. Generally, the Consulting Programs provide advisory services in connection with investments among the Portfolios by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

The investment advisers in the Consulting Programs may use the Manager's Saratoga SHARP-Registered Trademark- Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, the Manager may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. The Manager receives a fee from the investment adviser for these services.

The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Portfolio shares or by separate payment.

OTHER ADVISORY PROGRAMS. Shares of the Portfolios are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment advisor must be approved by the Manager. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Portfolios for the purposes described above should call 800-807-FUND (800-807-3863).

CONTINUOUS OFFERING. For Class I shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their Consulting Broker or the Trust at 800-807-FUND (800-807-3863).

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor will from time to time provide compensation to dealers in connection with sales of shares of the Trust including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

REDEMPTION OF SHARES

Shares of a Portfolio may be redeemed at no charge on any day that the Portfolio calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days from the purchase date.

Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

The agreement relating to participation in a Consulting Program between a client and the investment adviser typically will provide that, absent separate payment by the participant, fees charged pursuant to that agreement may be paid through automatic redemptions of a portion of the participant's Trust account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

1.   Re-registration of the account.

2.   Changing bank wiring instructions on the account.

3.   Name change on the account.

4.   Setting up/changing systematic withdrawal plan to a secondary address.

5.   Redemptions greater than $25,000.

6. Any redemption check that is made payable to someone other than the shareholder(s).

7. Any redemption check that is being mailed to a different address than the address of record.

8.   Your account registration has changed within the last 30 days.

You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

INVOLUNTARY REDEMPTIONS. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value or redemptions to pay fees for Consulting Programs, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains.

EXCHANGE PRIVILEGE. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

An exchange of shares is treated for federal income tax purposes as a redemption
(sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Because excessive trading (including short-term "market timing" trading) can limit a Portfolio's performance, each Portfolio may refuse any exchange orders
(1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

DIVIDENDS AND DISTRIBUTIONS

Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to an including the date of redemption. Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long-term and short term capital gains earned by a Portfolio will be made annually.

TAX CONSEQUENCES

The following tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.

TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.

With respect to the Municipal Bond Portfolio, distributions designated as "exempt - interest dividends" generally will be exempt from regular federal income tax. However, income exempt from regular federal income tax may be subject to state or local tax. In addition, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights tables are intended to help you understand each Portfolio's financial performance for the life of each Portfolio. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).

This information for the first seven of the Portfolios has been audited by [AUDITOR], Independent Auditors, whose report, along with the financial statements for each Portfolio is included in the annual report, which is available upon request.Information for the remaining 5 Portfolios has been audited by _________. Prior to reorganizing into the Saratoga Advantage Trust, the last 5 Portfolios had fiscal year ends of April 30. In future years the fiscal year ends of all of the Saratoga Portfolios will be August 31.

                                                                                 INCOME FROM INVESTMENT
                                                                                       OPERATIONS
                                                                        ----------------------------------------

                                                                                      NET REALIZED
                                                            NET ASSET      NET            AND
                                                             VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM
                                                            BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT
                                                            OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS
LARGE CAPITALIZATION VALUE PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002                  $
               YEAR ENDED AUGUST 31, 2001                    18.51        $ 0.06         $ 1.27         $ 1.33
               YEAR ENDED AUGUST 31, 2000                    20.59          0.12          (0.23)         (0.11)
               YEAR ENDED AUGUST 31, 1999                    18.15          0.13           3.40           3.53
               YEAR ENDED AUGUST 31, 1998                    18.57          0.14           0.07           0.21

                                                                  DIVIDENDS AND
                                                                  DISTRIBUTIONS
                                                           ----------------------------
                                                                          DISTRIBUTIONS
                                                                               TO
                                                           DIVIDENDS TO   SHAREHOLDERS
                                                           SHAREHOLDERS     FROM NET      NET ASSET              NET ASSETS
                                                             FROM NET       REALIZED       VALUE,                  END OF
                                                            INVESTMENT      GAINS ON       END OF      TOTAL       PERIOD
                                                              INCOME       INVESTMENTS     PERIOD     RETURN*     (000'S)
LARGE CAPITALIZATION VALUE PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001                     ($0.11)        ($0.46)       $19.27       7.25%     $ 76,543
               YEAR ENDED AUGUST 31, 2000                      (0.17)         (1.80)        18.51      (0.49%)      75,516
               YEAR ENDED AUGUST 31, 1999                      (0.09)         (1.00)        20.59      19.84%       78,484
               YEAR ENDED AUGUST 31, 1998                      (0.39)         (0.24)        18.15       0.96%       42,641

                                                                           RATIOS
                                                           ---------------------------------------

                                                           RATIO OF NET   RATIO OF NET
                                                            OPERATING      INVESTMENT
                                                             EXPENSES        INCOME
                                                                TO         (LOSS) TO     PORTFOLIO
                                                           AVERAGE NET    AVERAGE NET    TURNOVER
                                                              ASSETS         ASSETS        RATE
LARGE CAPITALIZATION VALUE PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001                   1.24%(1)       0.32%(1)         86%
               YEAR ENDED AUGUST 31, 2000                   1.02%(1)       0.68%(1)         90%
               YEAR ENDED AUGUST 31, 1999                   1.10%(1)       0.84%(1)         67%
               YEAR ENDED AUGUST 31, 1998                   1.30%(1)       0.69%(1)         54%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001 AND AUGUST 31, 2000 ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 1999 AND AUGUST 31, 1998, ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X]% AND [Y]%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.24% AND 0.32%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.02% AND 0.68%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.12% AND 0.86%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999; AND 1.39% AND 0.60%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1998.

LARGE CAPITALIZATION GROWTH PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001            $  33.61           ($  0.09)       ($ 15.22)       ($ 15.31)           --
               YEAR ENDED AUGUST 31, 2000               26.98              (0.11)           8.40            8.29            --
               YEAR ENDED AUGUST 31, 1999               17.83              (0.09)           9.65            9.56            --
               YEAR ENDED AUGUST 31, 1998               17.87              (0.07)           0.81            0.74            --

LARGE CAPITALIZATION GROWTH PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001            ($  3.18)          $  15.12          (48.49%)      $ 70,129          1.24%(1)
               YEAR ENDED AUGUST 31, 2000               (1.66)             33.61           31.45%        142,600          0.89%(1)
               YEAR ENDED AUGUST 31, 1999               (0.41)             26.98           54.03%        115,586          1.02%(1)
               YEAR ENDED AUGUST 31, 1998               (0.78)             17.83            3.91%         66,537          1.18%(1)

LARGE CAPITALIZATION GROWTH PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001               (0.56%)(1)            36%
               YEAR ENDED AUGUST 31, 2000               (0.35%)(1)            33%
               YEAR ENDED AUGUST 31, 1999               (0.36%)(1)            39%
               YEAR ENDED AUGUST 31, 1998               (0.34%)(1)            45%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001 AND AUGUST 31, 2000 ORBITEX-SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 1999 AND AUGUST 31, 1998, ORBITEX-SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X]% AND [Y]%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.30% AND (0.56%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 0.94% AND (0.31)%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.02% AND (0.36%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999; AND 1.25% AND (0.41%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1998.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 INCOME FROM INVESTMENT
                                                                                       OPERATIONS
                                                                        ----------------------------------------

                                                                                      NET REALIZED
                                                            NET ASSET      NET            AND
                                                             VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM
                                                            BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT
                                                            OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS
SMALL CAPITALIZATION PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001                   $12.90        ($0.01)        $ 0.30         $ 0.29
               YEAR ENDED AUGUST 31, 2000                    10.10         (0.04)          2.96           2.92
               YEAR ENDED AUGUST 31, 1999                     9.82         (0.05)          3.02           2.97
               YEAR ENDED AUGUST 31, 1998                    15.05         (0.10)         (4.20)         (4.30)

                                                                  DIVIDENDS AND
                                                                  DISTRIBUTIONS
                                                           ----------------------------

                                                                          DISTRIBUTIONS
                                                                               TO
                                                           DIVIDENDS TO   SHAREHOLDERS
                                                           SHAREHOLDERS     FROM NET      NET ASSET              NET ASSETS
                                                             FROM NET       REALIZED       VALUE,                  END OF
                                                            INVESTMENT      GAINS ON       END OF      TOTAL       PERIOD
                                                              INCOME       INVESTMENTS     PERIOD     RETURN*     (000'S)
SMALL CAPITALIZATION PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001                     --             ($1.15)       $12.04       3.40%     $ 46,249
               YEAR ENDED AUGUST 31, 2000                     --              (0.12)        12.90      29.41%       48,275
               YEAR ENDED AUGUST 31, 1999                     --              (2.69)        10.10      34.91%       38,225
               YEAR ENDED AUGUST 31, 1998                     --              (0.93)         9.82     (30.64%)      23,235

                                                                           RATIOS
                                                           ---------------------------------------

                                                           RATIO OF NET   RATIO OF NET
                                                            OPERATING      INVESTMENT
                                                             EXPENSES        INCOME
                                                                TO         (LOSS) TO     PORTFOLIO
                                                           AVERAGE NET    AVERAGE NET    TURNOVER
                                                              ASSETS         ASSETS        RATE
SMALL CAPITALIZATION PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001                   1.30%(1)      (0.15%)(1)        96%
               YEAR ENDED AUGUST 31, 2000                   1.25%(1)      (0.37%)(1)        59%
               YEAR ENDED AUGUST 31, 1999                   1.21%(1)      (0.60%)(1)        32%
               YEAR ENDED AUGUST 31, 1998                   1.28%(1)      (0.63%)(1)        96%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001, AUGUST 31, 2000, AUGUST 31, 1999 AND AUGUST 31, 1998, ORBITEX-SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X]% AND [Y]%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.46% AND (0.31%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.26% AND (0.33%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.31% AND (0.70%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999; AND 1.44% AND 0.98%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1998.

INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002

               YEAR ENDED AUGUST 31, 2001      $  15.65           ($  0.04)       ($  5.29)       ($  5.33)           --
               YEAR ENDED AUGUST 31, 2000         13.18              (0.01)           2.74            2.73      ($  0.08)
               YEAR ENDED AUGUST 31, 1999         10.92               0.11            2.25            2.36         (0.10)
               YEAR ENDED AUGUST 31, 1998         10.74               0.13            0.09            0.22         (0.04)

INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001      ($  1.25)          $   9.07          (36.08%)      $ 22,020          1.40%(1)
               YEAR ENDED AUGUST 31, 2000         (0.18)             15.65           20.72%         35,887          1.28%(1)
               YEAR ENDED AUGUST 31, 1999            --              13.18           21.70%         28,743          1.45%(1)
               YEAR ENDED AUGUST 31, 1998            --              10.92            2.08%         18,967          1.40%(1)

INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001         (0.33%)(1)            45%
               YEAR ENDED AUGUST 31, 2000         (0.08%)(1)            45%
               YEAR ENDED AUGUST 31, 1999          1.00%(1)             46%
               YEAR ENDED AUGUST 31, 1998          1.14%(1)             58%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002 AND AUGUST 31, 2000 ORBITEX-SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 2001, AUGUST 31, 1999 AND AUGUST 31, 1998, ORBITEX-SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X]% AND [Y]%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.67% AND (0.60%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.45% AND 0.08%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.49% AND 1.04%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999; AND 1.96% AND 0.59%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1998.

INVESTMENT QUALITY BOND PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001        $   9.90           $   0.51       $   0.53        $   1.04      ($  0.51)
               YEAR ENDED AUGUST 31, 2000            9.88               0.54           0.02            0.56         (0.54)
               YEAR ENDED AUGUST 31, 1999           10.29               0.49          (0.35)           0.14         (0.49)
               YEAR ENDED AUGUST 31, 1998           10.09               0.50           0.21            0.71         (0.50)

INVESTMENT QUALITY BOND PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001              --           $  10.43          10.70%       $ 40,464          1.09%(1)
               YEAR ENDED AUGUST 31, 2000              --               9.90           5.83%         33,199          1.11%(1)
               YEAR ENDED AUGUST 31, 1999        ($  0.06)              9.88           1.33%         41,070          1.05%(1)
               YEAR ENDED AUGUST 31, 1998           (0.01)             10.29           7.21%         35,724          1.19%(1)

INVESTMENT QUALITY BOND PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001            4.92%(1)             52%
               YEAR ENDED AUGUST 31, 2000            5.47%(1)             52%
               YEAR ENDED AUGUST 31, 1999            4.85%(1)             62%
               YEAR ENDED AUGUST 31, 1998            4.86%(1)             44%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001 AND AUGUST 31, 2000 ORBITEX-SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 1999 AND AUGUST 31, 1998, ORBITEX-SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE

PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X]% AND [Y]%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.24% AND 4.92%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.16% AND 5.51%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.06% AND 4.86%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999; AND 1.37% AND 4.69%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1998.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 INCOME FROM INVESTMENT
                                                                                       OPERATIONS
                                                                        ----------------------------------------

                                                                                      NET REALIZED
                                                            NET ASSET      NET            AND
                                                             VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM
                                                            BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT
                                                            OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS
MUNICIPAL BOND PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001                   $10.09        $ 0.42         $ 0.56         $ 0.98
               YEAR ENDED AUGUST 31, 2000                    10.00          0.43           0.15           0.58
               YEAR ENDED AUGUST 31, 1999                    10.72          0.42          (0.68)         (0.26)
               YEAR ENDED AUGUST 31, 1998                    10.33          0.43           0.42           0.85

                                                                  DIVIDENDS AND
                                                                  DISTRIBUTIONS
                                                           ----------------------------
                                                                          DISTRIBUTIONS
                                                                               TO
                                                           DIVIDENDS TO   SHAREHOLDERS
                                                           SHAREHOLDERS     FROM NET      NET ASSET              NET ASSETS
                                                             FROM NET       REALIZED       VALUE,                  END OF
                                                            INVESTMENT      GAINS ON       END OF      TOTAL       PERIOD
                                                              INCOME       INVESTMENTS     PERIOD     RETURN*     (000'S)
MUNICIPAL BOND PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001                     ($0.42)            --        $10.65       9.96%     $ 11,874
               YEAR ENDED AUGUST 31, 2000                      (0.43)        ($0.06)        10.09       6.08%       10,021
               YEAR ENDED AUGUST 31, 1999                      (0.42)         (0.04)        10.00      (2.55%)      11,556
               YEAR ENDED AUGUST 31, 1998                      (0.44)         (0.02)        10.72       8.42%        9,794

                                                                           RATIOS
                                                           ---------------------------------------

                                                           RATIO OF NET   RATIO OF NET
                                                            OPERATING      INVESTMENT
                                                             EXPENSES        INCOME
                                                                TO         (LOSS) TO     PORTFOLIO
                                                           AVERAGE NET    AVERAGE NET    TURNOVER
                                                              ASSETS         ASSETS        RATE
MUNICIPAL BOND PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001                   1.20%(1)       4.08%(1)         21%
               YEAR ENDED AUGUST 31, 2000                   1.20%(1)       4.43%(1)         12%
               YEAR ENDED AUGUST 31, 1999                   1.20%(1)       3.96%(1)         23%
               YEAR ENDED AUGUST 31, 1998                   1.20%(1)       4.07%(1)         18%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001, AUGUST 31, 2000, AUGUST 31, 1999 AND AUGUST 31, 1998, ORBITEX-SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X]% AND [Y]%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.74% AND 4.08%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.62% AND 4.01%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.68% AND 4.54%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999; AND 2.15% AND 3.12%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1998.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001             $  1.000          $  0.040            --      $  0.040      ($ 0.040)
               YEAR ENDED AUGUST 31, 2000                1.000             0.048            --         0.048        (0.048)
               YEAR ENDED AUGUST 31, 1999                1.000             0.044            --         0.044        (0.044)
               YEAR ENDED AUGUST 31, 1998                1.000             0.045            --         0.045        (0.045)

U.S. GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001                   --          $  1.000          4.52%     $ 41,081          1.06%(1)
               YEAR ENDED AUGUST 31, 2000                   --             1.000          4.96%       35,605          1.04%(1)
               YEAR ENDED AUGUST 31, 1999                   --             1.000          4.11%       48,358          1.00%(1)
               YEAR ENDED AUGUST 31, 1998                   --             1.000          4.59%       38,492          1.12%(1)

U.S. GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
               YEAR ENDED AUGUST 31, 2002
               YEAR ENDED AUGUST 31, 2001                 4.40%(1)           N/A
               YEAR ENDED AUGUST 31, 2000                 4.82%(1)           N/A
               YEAR ENDED AUGUST 31, 1999                 4.02%(1)           N/A
               YEAR ENDED AUGUST 31, 1998                 4.41%(1)           N/A

(1) [2002 waivers?] DURING THE FISCAL YEAR ENDED AUGUST 31, 2000 ORBITEX-SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 2001, AUGUST 31, 1999, AUGUST 31, 1998, AND AUGUST 31, 1997, ORBITEX-SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.07% AND 4.40% RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001, 1.04% AND 4.82% RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000, 1.02% AND 4.04% RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999, 1.30% AND 4.24%, RESPECTIVELY FOR THE YEAR ENDED AUGUST 31, 1998, AND 1.35% AND 4.08%, RESPECTIVELY FOR THE YEAR ENDED AUGUST 31, 1997.

(2) AMOUNT ROUNDS TO LESS THAN $0.01. [WHERE DOES THE 2 APPEAR IN THE CHART?]

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. AGGREGATE (NOT ANNUALIZED) TOTAL RETURN IS SHOWN FOR ANY PERIOD SHORTER THAN ONE YEAR.

Prior to reorganizing into the Saratoga Advantage Trust, the Portfolios listed below had a fiscal year end of April 30. In future years, the fiscal year end of all of the Saratoga Portfolios will be August 31.

                                                                                  HEALTH & BIOTECHNOLOGY PORTFOLIO*
                                                                      ----------------------------------------------------------
                                                                                            CLASS A SHARES
                                                                      ----------------------------------------------------------
                                                                           YEAR ENDED        YEAR ENDED         PERIOD ENDED
                                                                       APRIL 30, 2002(b)   APRIL 30, 2001   APRIL 30, 2000(a)(b)
                                                                      ------------------- ---------------- ---------------------
NET ASSET VALUE, BEGINNING OF YEAR ..................................       $ 16.53           $ 17.33             $ 10.00
                                                                            -------           -------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss ................................................         (0.26)            (0.32)              (0.21)
 Net realized and unrealized gain (loss) on investments .............         (1.33)             0.03                7.54(e)
                                                                            -------           -------             -------
 Total income (loss) from investment operations .....................         (1.59)            (0.29)               7.33
                                                                            -------           -------             -------
 Less distributions from net investment income ......................            --                --                  --
 Less distributions from net realized gain ..........................            --             (0.51)                 --
                                                                            -------           -------             -------
 Total distributions from net investment income and net realized gains           --             (0.51)                 --
                                                                            -------           -------             -------
NET ASSET VALUE, END OF YEAR ........................................       $ 14.94           $ 16.53             $ 17.33
                                                                            =======           =======             =======
TOTAL RETURN(c) .....................................................         (9.62)%          ( 2.36)%             73.30%
                                                                            =======           =======             =======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) .................................       $52,964           $77,112            $ 66,418
 Ratio of expenses to average net assets(d) .........................          2.20%             2.00%               2.00%

 Ratio of expenses to average net assets before waivers and
  reimbursements(d) .................................................          2.31%             2.22%               3.02%
 Ratio of net investment loss to average net assets(d) ..............         (1.48)%           (1.55)%             (1.33)%
 Portfolio turnover rate ............................................           172%              255%                144%

*The information reflects the operations of the Orbitex Health & Biotechnology Fund, which was reorganized into the Health & Biotechnology Portfolio.

(a) The commencement of investment operations was July 15, 1999.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

(e) Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of sales and redemptions for Portfolio shares in relation to fluctuating market values of the Portfolio's investment.

                                                     TECHNOLOGY & COMMUNICATIONS
                                                               PORTFOLIO*
                                                  ------------------------------------
                                                             CLASS A SHARES
                                                  ------------------------------------
                                                       YEAR ENDED        YEAR ENDED
                                                   APRIL 30, 2002(b)   APRIL 30, 2001
                                                  ------------------- ----------------
NET ASSET VALUE, BEGINNING OF YEAR ..............        $16.21            $58.99
                                                         ------            ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss ............................         (0.20)            (0.62)
 Net realized and unrealized gain (loss) on
  investments ...................................         (8.47)           (26.25)
                                                         -------           ------
 Total income (loss) from investment
  operations ....................................         (8.67)           (26.87)
                                                         ------            ------
 Less distributions from net investment
  income ........................................            --                --
 Less distributions from net realized gain ......            --            (15.91)
                                                         ------           ------
 Total distributions from net investment
  income and net realized gains .................            --            (15.91)
                                                         ------            ------
NET ASSET VALUE, END OF YEAR ....................         $7.54            $16.21
                                                         ======            ======
TOTAL RETURN(c) .................................        (53.49)%          (57.91)%
                                                         ======            ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) .............       $19,736           $51,444
 Ratio of expenses to average net assets(d) .....          2.28%             2.00%
 Ratio of expenses to average net assets
  before waivers and reimbursements(d) ..........          2.80%             2.14%
 Ratio of net investment loss to average net
  assets(d) .....................................         (1.93)%           (1.54)%
 Portfolio turnover rate ........................           671%            1,045%

                                                            TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                  ---------------------------------------------------------
                                                                       CLASS A SHARES
                                                  ---------------------------------------------------------
                                                       YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                                   APRIL 30, 2000 (b)   APRIL 30, 1999   APRIL 30, 1998 (a)
                                                  -------------------- ---------------- -------------------
NET ASSET VALUE, BEGINNING OF YEAR ..............         $30.62            $19.62             $15.00
                                                          ------            ------             ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss ............................          (0.77)            (0.08)                --
 Net realized and unrealized gain (loss) on
  investments ...................................          32.60             11.26               4.62
                                                          ------            ------             ------
 Total income (loss) from investment
  operations ....................................          31.83             11.18               4.62
                                                          ------            ------             ------
 Less distributions from net investment
  income ........................................             --                --                 --
 Less distributions from net realized gain ......          (3.46)            (0.18)                --
                                                          ------            ------             ------
 Total distributions from net investment
  income and net realized gains .................          (3.46)            (0.18)                --
                                                          ------            ------             ------
NET ASSET VALUE, END OF YEAR ....................         $58.99            $30.62             $19.62
                                                          ======            ======             ======
TOTAL RETURN(c) .................................         106.44%            57.43%             30.80%
                                                          ======            ======             ======

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) .............       $182,182           $34,335             $2,440
 Ratio of expenses to average net assets(d) .....           2.00%             2.07%              2.88%
 Ratio of expenses to average net assets
  before waivers and reimbursements(d) ..........           2.29%             4.04%             39.06%
 Ratio of net investment loss to average net
  assets(d) .....................................          (1.55)%           (0.70)%            (1.27)%
 Portfolio turnover rate ........................            222%              360%                76%

*The information reflects the operations of the Orbitex Info-Tech & Communications Fund, which was reorganized into the Technology & Communications Portfolio.

(a) The commencement of investment operations was October 22, 1997.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

                                                                                FINANCIAL SERVICES PORTFOLIO*
                                                                           --------------------------------------
                                                                                       CLASS A SHARES
                                                                           --------------------------------------
                                                                                YEAR ENDED        PERIOD ENDED
                                                                            APRIL 30, 2002(b)   APRIL 30, 2001(a)
                                                                           ------------------- ------------------
NET ASSET VALUE, BEGINNING OF YEAR .......................................       $ 10.92           $ 10.00
                                                                                 -------           -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment (loss) ...................................................         (0.08)            (0.01)
 Net realized and unrealized gain (loss) on investments ..................          0.56             (0.98)
                                                                                 -------           -------
 Total income (loss) from investment operations ..........................          0.48             (0.97)
                                                                                 -------           -------
 Less distributions from net investment income ...........................            --                --
 Less distributions from net realized gain ...............................            --             (0.05)
 Total distributions from net investment income and net realized gains ...            --             (0.05)
                                                                                 -------           -------
NET ASSET VALUE, END OF YEAR .............................................       $ 11.40           $ 10.92
                                                                                 =======           =======
TOTAL RETURN(c) ..........................................................          4.40%             9.71%
                                                                                 =======           =======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ......................................        $2,956            $5,883
 Ratio of expenses to average net assets(d) ..............................          2.30%             2.00%
 Ratio of expenses to average net assets before waivers and
    reimbursements(d) ....................................................          4.96%             4.65%
 Ratio of net investment loss to average net assets(d) ...................         (0.74)%           (0.13)%
 Portfolio turnover rate .................................................            55%               21%

*The information reflects the operations of the Orbitex Financial Services Fund, which was reorganized into the Financial Services Portfolio.

(a) The commencement of investment operations was August 1, 2000.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assumes no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

                                                 ENERGY & BASIC MATERIALS PORTFOLIO*
                                                -------------------------------------
                                                           CLASS A SHARES
                                                ------------------------------------
                                                     YEAR ENDED        YEAR ENDED
                                                 APRIL 30, 2002(b)   APRIL 30, 2001
                                                ------------------- ----------------
NET ASSET VALUE, BEGINNING OF YEAR ............      $20.43           $18.62
                                                     ------           ------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
 Net investment income (loss) .................       (0.22)           (0.12)
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactons .................................       (1.63)            3.18
                                                     ------           ------
 Total income (loss) from investment
  operations ..................................       (1.85)            3.06
                                                     ------           ------
 Less distributions from net investment
  income ......................................          --               --
 Less distributions from net realized gain ....       (1.54)           (1.25)
 Total distributions from net investment
  income and net realized gains ...............       (1.54)           (1.25)
                                                     ------           ------
NET ASSET VALUE, END OF YEAR ..................      $17.04           $20.43
                                                     ======           ======
TOTAL RETURN(c) ...............................       (7.14)%          18.83%
                                                     ======           ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ...........      $4,490           $8,163
 Ratio of expenses to average net
  assets(d) ...................................        2.29%            2.00%
 Ratio of total expenses to average net
  assets before waivers and
  reimbursements(d) ...........................        3.86%            3.73%
 Ratio of net investment income (loss) to
  average net assets(d) .......................       (1.39)%          (0.93)%
 Portfolio turnover rate ......................         835%             476%

                                                         ENERGY & BASIC MATERIALS PORTFOLIO
                                                ----------------------------------------------------------
                                                                      CLASS A SHARES
                                                ----------------------------------------------------------
                                                     YEAR ENDED          YEAR ENDED        PERIOD ENDED
                                                 APRIL 30, 2000(b)   APRIL 30, 1999(b)   APRIL 30, 1998(a)
                                                ------------------- ------------------- ------------------
NET ASSET VALUE, BEGINNING OF YEAR ............      $14.92               $16.54            $15.00
                                                     ------               ------            ------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
 Net investment income (loss) .................       (0.07)                0.00(f)           0.38(e)
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactons .................................        3.77                (1.25)             1.22
                                                     ------               ------            ------
 Total income (loss) from investment
  operations ..................................        3.70                (1.25)             1.60
                                                     ------               ------            ------
 Less distributions from net investment
  income ......................................          --                (0.37)            (0.03)
 Less distributions from net realized gain ....          --                 0.00(f)          (0.03)
 Total distributions from net investment
  income and net realized gains ...............          --                (0.37)            (0.06)
                                                     ------               ------            ------
NET ASSET VALUE, END OF YEAR ..................      $18.62               $14.92            $16.54
                                                     ======               ======            ======

TOTAL RETURN(c) ...............................       24.80%               (6.86)%           10.74%
                                                     ======               ======            ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ...........      $3,658               $4.286            $5,698
 Ratio of expenses to average net
  assets(d) ...................................        2.00%                2.19%             2.45%
 Ratio of total expenses to average net
  assets before waivers and
  reimbursements(d) ...........................        4.80%                8.76%             9.27%
 Ratio of net investment income (loss) to
  average net assets(d) .......................       (0.48)%               0.00%             6.12%(e)
 Portfolio turnover rate ......................         735%                 921%              519%

*The information reflects the operations of the Orbitex Energy & Basic Materials Fund, which was reorganized into the Energy & Basic Materials Portfolio.

(a) The commencement of investment operations was October 22, 1997.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

(e) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the Adviser.

(f) Amount represents less than $0.01 per share.

                                 CLASS I SHARES
                                   PROSPECTUS

                                     [LOGO]

Additional information about each Portfolio's investments is available in the Trust's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Trust's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about each Portfolio. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Trust, or to make shareholder inquiries, please call:
(800) 807-FUND

You also may obtain information about the Trust by calling your financial advisor or by visiting our Internet site at:

                           HTTP://WWW.SARATOGACAP.COM

Information about the Trust (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

The Trust's Investment Company Act file number is 811-08542.

                                 CLASS A SHARES

                          PROSPECTUS -- JANUARY 1, 2003

            T H E  S A R A T O G A  A D V A N T A G E  T R U S T

The SARATOGA ADVANTAGE TRUST is a mutual fund company comprised of 5 separate mutual fund portfolios with Class A shares, each with its own distinctive investment objectives and policies. The Portfolios are:

                       - HEALTH & BIOTECHNOLOGY PORTFOLIO

                     - TECHNOLOGY & COMMUNICATIONS PORTFOLIO

                         - FINANCIAL SERVICES PORTFOLIO

                      - ENERGY & BASIC MATERIALS PORTFOLIO

                         - MID CAPITALIZATION PORTFOLIO

THE PORTFOLIOS ARE MANAGED BY ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC (THE "MANAGER"). EACH PORTFOLIO IS ADVISED BY AN INVESTMENT ADVISER SELECTED AND SUPERVISED BY THE MANAGER.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. Shares of the Portfolios are offered to participants in investment advisory programs that provide asset allocation recommendations to investors and are also available to other investors and advisory services.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                          PAGE

                                                                          ---
THE PORTFOLIOS
HEALTH & BIOTECHNOLOGY PORTFOLIO........................................
TECHNOLOGY & COMMUNICATIONS PORTFOLIO...................................
FINANCIAL SERVICES PORTFOLIO............................................
ENERGY & BASIC MATERIALS PORTFOLIO......................................
MID CAPITALIZATION PORTFOLIO............................................
SUMMARY OF TRUST EXPENSES...............................................
ADDITIONAL INVESTMENT STRATEGY INFORMATION..............................
ADDITIONAL RISK INFORMATION.............................................
INVESTMENT MANAGER......................................................
ADVISERS................................................................
ADMINISTRATION..........................................................

SHAREHOLDER INFORMATION
PRICING OF PORTFOLIO SHARES.............................................
PURCHASE OF SHARES......................................................
REDEMPTION OF SHARES....................................................
DIVIDENDS AND DISTRIBUTIONS.............................................
TAX CONSEQUENCES........................................................
FINANCIAL HIGHLIGHTS....................................................

            Notice of Privacy Policy for the Saratoga Advantage Trust

The Saratoga Advantage Trust ("Saratoga") respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is the information we collect from you on applications or other forms, from your activities on our website, and from the transactions you make with us, our affiliates, or third parties. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. Specifically, so that we may continue to offer you investment products and services to help you meet your investing needs, and to effect transactions that you request or authorize, we may disclose the nonpublic personal information we collect to companies that perform services on our behalf, such as Saratoga's transfer agent, or printers and mailers that assist us in distribution of investor materials. These companies are instructed to use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

                       This is not part of the Prospectus.

THE PORTFOLIOS

HEALTH & BIOTECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity, equity-related or debt securities of healthcare companies and biotechnology companies, regardless of their stock market value (or "market capitalization"). The Portfolio expects to invest primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Portfolio may invest up to 25% of its assets in the securities of foreign issuers. The Portfolio composition is based on a "bottom-up" blending of value and growth criteria as well as identifying investment and economic themes that the Adviser believes can drive profits. The Portfolio will invest in companies that the Adviser expects will capitalize on emerging changes in the healthcare and biotechnology industries.

"Healthcare company," for purposes of Portfolio investments, is defined as an entity that is principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; and design, manufacture, or sale of healthcare-related products and services.

"Biotechnology company," for purposes of Portfolio investments, is defined as an entity that is principally engaged in: research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments.

The Portfolio also defines a "healthcare or biotechnology company" as an entity that is principally engaged in providing materials, products or services to a healthcare or biotechnology company. The Portfolio considers a company to be "principally engaged" in one of the above activities if at least 50% of its revenues or profits comes from those activities or at least 50% of the company's assets were devoted to such activities based upon the company's most recent fiscal year.

The Portfolio may sell those holdings that it has identified as having exceeded their fair market value and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Portfolio may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

PRINCIPAL RISKS

HEALTHCARE AND BIOTECHNOLOGY SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

NON-DIVERSIFICATION. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Health & Biotechnology Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class A shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's front end sales charge for Class A shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.

ANNUAL TOTAL RETURNS (1)

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                         %
                                         %
                                         %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS A SHARES MAXIMUM APPLICABLE FRONT-END SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN.THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 7/15/99)
------------------------------------------------------------------------------------------------
Health & Biotechnology Portfolio:
         Return Before Taxes

         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Health & Biotechnology Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS A SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE LIPPER HEALTH & BIOTECHNOLOGY FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their market capitalization. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and internet and network equipment and services.

The Portfolio invests in common stock of domestic and foreign issuers regardless of their size. In addition, the Portfolio expects to invest primarily in U.S. and foreign common stocks but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the communications, information and technology industries.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, estimates and management. However, if the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

PRINCIPAL RISKS

TECHNOLOGY AND COMMUNICATIONS SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the information, communications, and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

EMERGING TECHNOLOGY SECTOR RISK. Because of its narrow focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

NON-DIVERSIFICATION. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Info-Tech & Communications Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class A shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's front end sales charge for Class A shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                         %
                                         %
                                         %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS A SHARES MAXIMUM APPLICABLE FRONT-END SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 10/22/97)
------------------------------------------------------------------------------------------------
Technology & Communications Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions

         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Science & Technology Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS A SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

FINANCIAL SERVICES PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign securities issued by financial services companies, as well as related services and technology companies, regardless of their stock market value (or "market capitalization"). At least 25% of the Portfolio's total assets is expected to be in securities of companies in the Finance and Insurance industries, and up to 25% in foreign companies. The Adviser expects to invest primarily in U.S. and foreign common stocks, but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the financial services industries.

The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

"Financial services company," for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities based on the company's most recent fiscal year. Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under SEC regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

The Adviser may sell those holdings that it has identified as having exceeded their fair market value, and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Portfolio may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

PRINCIPAL RISKS

FINANCIAL SERVICES SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio's performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates. The repeal of the Glass-Steagall Act of 1933 should also have an impact on the profitability of financial services companies and on the performance of the Portfolio. It will reduce the separation between commercial and investment banking businesses and permit banks to expand their services. This expansion could expose banks to increased competition from well-established competitors. The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

NON-DIVERSIFICATION. Because the Financial Services Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Financial Services Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class A shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's front end sales charge for Class A shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                         %
                                         %
                                         %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUALTOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS A SHARES MAXIMUM APPLICABLE FRONT-END SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 8/1/00)
------------------------------------------------------------------------------------------------
Financial Services Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Financial Services Sector Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS A SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE S&P FINANCIAL SERVICES SECTOR INDEX, IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY S&P.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

ENERGY & BASIC MATERIALS PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests in common stock of domestic and foreign issuers regardless of their size. It expects to invest primarily in U.S. common stocks but may also invest in other types of equity securities and debt securities of any quality and may invest up to 25% of its total assets in foreign companies.

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by companies involved in the exploration, development, production or distribution of oil, natural gas, coal and uranium, basic materials such as metals, minerals, chemicals, water, forest products, precious metals, and other related industries. The Portfolio also invest a portion of its assets in securities of companies in the oil and natural gas exploration, development, production and distribution industry, securities of companies in the mining industry, and securities of companies in the precious metals industry.

The Portfolio invests in securities of companies that are deemed to be undervalued, and therefore are believed to offer above-average potential for capital appreciation. These securities include securities of companies that are engaged in the energy, basic materials and other related businesses that are out of favor with investors and are trading at prices that the adviser believes are below their true worth based on each company's potential earnings, asset values and dividend yield.

PRINCIPAL RISKS

ENERGY AND BASIC MATERIALS SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

NON-DIVERSIFICATION. Because the Energy & Basic Materials Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Energy & Basic Materials Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class A shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's front end sales charge for Class A shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                         %
                                         %
                                         %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS A SHARES MAXIMUM APPLICABLE FRONT-END SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 10/23/97)
------------------------------------------------------------------------------------------------
Energy & Basic Materials Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices: (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Natural Resources Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS A SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE LIPPER NATURAL RESOURCES FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX,

ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

MID CAPITALIZATION PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. companies that have a market capitalization of between $1 billion and $15 billion at the time of purchase. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may invest up to 20% of its total assets in the equity securities of foreign companies and in securities convertible into the common stock of U.S. companies, such as convertible preferred stock and convertible bonds. The Portfolio may also invest in debt securities such as corporate bonds, government securities and mortgage and other asset-backed securities.

The Portfolio strives to provide long-term capital appreciation through a multi-factor selection process. In seeking to accomplish this goal, the Adviser uses fundamental analysis to invest in stocks that are believed to be less expensive than comparable companies as determined by price/earnings ratios, cash flows or other measures. The Adviser also uses quantitative screening in seeking to identify mid-cap companies with attractive earnings growth, revenue growth, and balance sheet strength. The Adviser also attempts to identify industry and economic themes that can drive company profits.

The Portfolio may invest in companies that the adviser believes are undervalued and may be subject to positive changes from new markets/products, restructuring, acquisitions, divestitures, mergers, change in management, regulatory change, or other changes that will enhance the value of the company.

The Adviser may sell those holdings that have exceeded their relative value price targets and may also sell the securities of a company that has experienced a fundamental change from the reasons that prompted the initial purchase of the stock. If changes for the better have not materialized, the stock may be sold. A final decision for selling a security is made after all factors are analyzed.

PRINCIPAL RISKS

MID-SIZED COMPANIES. The Portfolio will invest primarily in companies with medium market capitalizations. Market capitalization refers to the total market value of the outstanding stock of a company. Mid cap companies generally have a market capitalization between $1 billion and $15 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Mid cap companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend.

OTHER RISKS. The performance of the Portfolio will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE.

As of December 31, 2001, neither the Portfolio nor its predecessor fund had been in existence for at least one calendar year, and therefore no past performance is shown.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                            SUMMARY OF TRUST EXPENSES

ANNUAL PORTFOLIO OPERATING EXPENSES. The following table lists the fees and expenses that an investor will incur as a shareholder of each of the Portfolios based on operating expenses incurred during the fiscal year ended August 31, 2002. There are no shareholder transaction expenses or sales loads.

                                            HEALTH &          TECHNOLOGY &      FINANCIAL        ENERGY &          MID
                                            BIOTECHNOLOGY     COMMUNICATIONS    SERVICES         BASIC MATERIALS   CAPITALIZATION
                                            PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
SHAREHOLDER FEES                              NONE               NONE             NONE               NONE             NONE
ANNUAL PORTFOLIO OPERATING
 EXPENSES
(expenses that are deducted form
 Portfolio assets as a percentage
 of average net assets)
  Management Fees*                            1.25%              1.25%            1.25%              1.25%            0.75%
  Distribution (Rule 12b-1
   Expenses)                                  0.40%              0.40%            0.40%              0.40%            0.40%
  Other Expenses* (1)
                                              ----               ----             ----               ----             ----
  Total Annual Portfolio Operating
   Expenses
  Fee Waiver (and/or Expense
   Reimbursement)*
                                              ----               ----             ----               ----             ----
  Net Expenses*

(1) "Other Expenses" are estimated for the current fiscal year.

* MANAGEMENT FEES, OTHER EXPENSES, FEE WAIVER AND/OR REIMBURSEMENT, AND NET
EXPENSES: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0. 75% to 1.25% of the value of the average daily net assets of the Portfolio. The fees of each Adviser are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by each Portfolio are described under "Investment Manager." The Portfolios benefit from expense offset arrangements with the Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999, applicable to the Class A Shares as of January [EFFECTIVE DATE OF MERGER], 2002. In connection with the Expense Agreement, the Manager is currently waiving its management fees and/or assuming certain other operating expenses of the Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. The following are the Expense Caps for each of the
Portfolios: Health & Biotechnology, 2.50%; Technology & Communications, 2.50%; Financial Services, 2.50%; Energy & Basic Materials, 2.50%; Mid Capitalization, 2.50%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

EXAMPLE. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

-IF YOU HELD OR SOLD YOUR SHARES:

                           MID                 HEALTH &             TECHNOLOGY &         FINANCIAL         ENERGY &
                           CAPITALIZATION      BIOTECHNOLOGY        COMMUNICATIONS       SERVICES          BASIC MATERIALS
                           PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO         PORTFOLIO
                           -------------       ------------------   ---------------      --------------    --------------
1 year...................
3 years..................
5 years..................
10 years.................

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to each Portfolio's principal strategies.

DEFENSIVE INVESTING. The Portfolios are intended primarily as vehicles for the implementation of a long-term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

INVESTMENT POLICIES. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

DERIVATIVES AND OTHER STRATEGIES. Certain Portfolios may invest in options, futures, foreign securities, foreign currencies, and other derivatives (collectively, "Derivative Transactions"), and may enter into certain types of short sales. If these practices are used by a Portfolio, the intent would be primarily to hedge the Portfolio's holdings. For example, a Portfolio may purchase or sell options contracts on equity securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio. Or, a Portfolio may purchase or sell stock index futures contracts and might purchase put options or write call options on such futures contracts to protect against a general stock market decline or decline in a specific market sector that could adversely affect the Portfolio's holdings.

Investing for hedging purposes may result in certain transaction costs, which may reduce a Portfolio's performance. In addition, no assurances can be given that hedging will be implemented or that each derivative position will achieve a perfect correlation with the security or currency being hedged against.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to principal risks of investing in the Portfolios.

The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

FOREIGN SECURITIES. Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

JUNK BONDS. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

SECURITIES RATED IN THE LOWEST INVESTMENT GRADE CATEGORY. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

OPTIONS AND FUTURES. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

FORWARD CURRENCY CONTRACTS. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

STOCK MARKET RISK. Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see "Issuer-Specific Risk" below). Consequently, the value of your investment in a Portfolio will go up and down, which means that you could lose money.

SMALL AND MID-SIZED COMPANIES. The Portfolios may invest in companies with small and medium market capitalization. Market capitalization refers to the total market value of the outstanding stock of a company. Small cap companies generally have a market capitalization of under $1 billion and mid cap companies generally have a market capitalization between $1 billion and $5 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Small and mid cap companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. Small and mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Small and mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, small and mid cap companies may not pay a dividend. Although income may not be a primary goal of a Portfolio, dividends can cushion returns in a falling market.

ISSUER-SPECIFIC RISKS. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

PORTFOLIO TURNOVER. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes.

INVESTMENT MANAGER

Orbitex-Saratoga Capital Management, LLC serves as the Trust's Manager. The Manager and the Trust have obtained an exemptive order (the "Order") from the Securities and Exchange Commission that permits the Manager to enter into investment advisory agreements with advisers without obtaining shareholder approval. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.

The Order also permits the Manager, subject to the approval of the Trustees, to replace investment advisers or amend investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. The Manager compensates each Adviser out of its management fee.

The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval.

                                                            MANAGER'S
        PORTFOLIO                                           FEE
        ---------                                           ---------

        Mid Capitalization Portfolio.......................    .75%
        Health & Biotechnology Portfolio...................   1.25%
        Technology & Communications Portfolio..............   1.25%
        Financial Services Portfolio.......................   1.25%
        Energy & Basic Materials Portfolio.................   1.25%

The Manager is located at 1101 Stewart Avenue, Suite 207, Garden City, New York 11530. Orbitex-Saratoga Capital Management, LLC is a Delaware limited liability company.

ADVISERS

The following set forth certain information about each of the Advisers:

ADMINISTRATION

The Bank of New York, located at 15 Broad Street, 7th Floor, New York, New York 10286, is the custodian of the assets of the Trust, and calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

Orbitex Fund Services, Inc. provides administrative services to and manages the administrative affairs of the Trust.

                             SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments.

The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

The value of each Portfolio's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

PURCHASE OF SHARES

Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Orbitex Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor. Shares of a Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.

CONTINGENT DEFERRED SALES CHARGE

Class A shares may be redeemed on each business day without charge at net asset value per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge ("CDSC") on shares redeemed within one year after purchase.

PLAN OF DISTRIBUTION

The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the sale and distribution of shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average net assets. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. The fee is treated by each Portfolio as an expense in the year it is accrued. Because the fee is paid out of each Portfolio's assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of Dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate Dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

CONTINUOUS OFFERING. For Class A shares of the Portfolios, the minimum initial investment in any individual Portfolio is $2,500. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 in any individual Portfolio. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in any Portfolio is $100. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact the Trust at 800-807-FUND (800-807-3863).

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor will from time to time provide compensation to dealers in connection with sales of shares of the Trust including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

REDEMPTION OF SHARES

Shares of a Portfolio may be redeemed on any day that the Portfolio calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account within seven days after receipt of a redemption request. Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days from the purchase date.

Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

1.   Re-registration of the account.

2.   Changing bank wiring instructions on the account.

3.   Name change on the account.

4.   Setting up/changing systematic withdrawal plan to a secondary address.

5.   Redemptions greater than $25,000.

6. Any redemption check that is made payable to someone other than the shareholder(s).

7. Any redemption check that is being mailed to a different address than the address of record.

8.   Your account registration has changed within the last 30 days.

You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders. Any Portfolio from which redemptions will be made pursuant to the Plan will be referred to as a "SWP Portfolio". The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio's shares, on an annualized basis. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. The Withdrawal Plan may be terminated or revised at any time by the Portfolios.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Manager for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolios in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request (made in writing to and approved by the Manager), together with the proceeds, is received by the Transfer Agent.

INVOLUNTARY REDEMPTIONS. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains.

EXCHANGE PRIVILEGE. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

An exchange of shares is treated for federal income tax purposes as a redemption
(sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Because excessive trading (including short-term "market timing" trading) can limit a Portfolio's performance, each Portfolio may refuse any exchange orders
(1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

DIVIDENDS AND DISTRIBUTIONS

Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash.

Dividends attributable to the net investment income are declared and paid annually. Distributions of any net realized long-term and short term capital gains earned by a Portfolio will be made annually. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

TAX CONSEQUENCES

The following tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.

TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.

With respect to the Municipal Bond Portfolio, distributions designated as "exempt--interest dividends" generally will be exempt from regular federal income tax. However, income exempt from regular federal income tax may be subject to state or local tax. In addition, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights tables are intended to help you understand each Portfolio's financial performance for the fiscal periods presented. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).

The information has been audited by Independent Auditors, whose report, along with the financial statements for each Portfolio, is included in the annual report and is available upon request.

Prior to reorganizing into the Saratoga Advantage Trust, the Portfolios listed below had a fiscal year end of April 30. In future years, the fiscal year end of all of the Saratoga Portfolios will be August 31.

                                                                                  HEALTH & BIOTECHNOLOGY PORTFOLIO*
                                                                      ----------------------------------------------------------
                                                                                            CLASS A SHARES
                                                                      ----------------------------------------------------------
                                                                           YEAR ENDED        YEAR ENDED         PERIOD ENDED
                                                                       APRIL 30, 2002(b)   APRIL 30, 2001   APRIL 30, 2000(a)(b)
                                                                      ------------------- ---------------- ---------------------
NET ASSET VALUE, BEGINNING OF YEAR ..................................       $ 16.53           $ 17.33             $ 10.00
                                                                            -------           -------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss ................................................         (0.26)            (0.32)              (0.21)
 Net realized and unrealized gain (loss) on investments .............         (1.33)             0.03                7.54(e)
                                                                            -------           -------             -------
 Total income (loss) from investment operations .....................         (1.59)            (0.29)               7.33
                                                                            -------           -------             -------
 Less distributions from net investment income ......................            --                --                  --
 Less distributions from net realized gain ..........................            --             (0.51)                 --
                                                                            -------           -------             -------
 Total distributions from net investment income and net realized gains           --             (0.51)                 --
                                                                            -------           -------             -------
NET ASSET VALUE, END OF YEAR ........................................       $ 14.94           $ 16.53             $ 17.33
                                                                            =======           =======             =======
TOTAL RETURN(c) .....................................................         (9.62)%          ( 2.36)%             73.30%
                                                                            =======           =======             =======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) .................................       $52,964           $77,112            $ 66,418
 Ratio of expenses to average net assets(d) .........................          2.20%             2.00%               2.00%
 Ratio of expenses to average net assets before waivers and
  reimbursements(d) .................................................          2.31%             2.22%               3.02%
 Ratio of net investment loss to average net assets(d) ..............         (1.48)%           (1.55)%             (1.33)%
 Portfolio turnover rate ............................................           172%              255%                144%

*The information reflects the operations of the Orbitex Health & Biotechnology Fund, which was reorganized into the Health & Biotechnology Portfolio.

(a) The commencement of investment operations was July 15, 1999.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

(e) Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of sales and redemptions for Portfolio shares in relation to fluctuating market values of the Portfolio's investment.

                                                     TECHNOLOGY & COMMUNICATIONS
                                                               PORTFOLIO*
                                                  ------------------------------------
                                                             CLASS A SHARES
                                                  ------------------------------------
                                                       YEAR ENDED        YEAR ENDED
                                                   APRIL 30, 2002(b)   APRIL 30, 2001
                                                  ------------------- ----------------
NET ASSET VALUE, BEGINNING OF YEAR ..............        $16.21            $58.99
                                                         ------            ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss ............................         (0.20)            (0.62)
 Net realized and unrealized gain (loss) on
  investments ...................................         (8.47)           (26.25)
                                                         -------           ------
 Total income (loss) from investment
  operations ....................................         (8.67)           (26.87)
                                                         ------            ------
 Less distributions from net investment
  income ........................................            --                --
 Less distributions from net realized gain ......            --            (15.91)
                                                         ------           ------
 Total distributions from net investment
  income and net realized gains .................            --            (15.91)
                                                         ------            ------
NET ASSET VALUE, END OF YEAR ....................         $7.54            $16.21
                                                         ======            ======
TOTAL RETURN(c) .................................        (53.49)%          (57.91)%
                                                         ======            ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) .............       $19,736           $51,444
 Ratio of expenses to average net assets(d) .....          2.28%             2.00%
 Ratio of expenses to average net assets
  before waivers and reimbursements(d) ..........          2.80%             2.14%
 Ratio of net investment loss to average net
  assets(d) .....................................         (1.93)%           (1.54)%
 Portfolio turnover rate ........................           671%            1,045%

                                                            TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                  ---------------------------------------------------------
                                                                       CLASS A SHARES
                                                  ---------------------------------------------------------
                                                       YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                                   APRIL 30, 2000 (b)   APRIL 30, 1999   APRIL 30, 1998 (a)
                                                  -------------------- ---------------- -------------------
NET ASSET VALUE, BEGINNING OF YEAR ..............         $30.62            $19.62             $15.00
                                                          ------            ------             ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss ............................          (0.77)            (0.08)                --
 Net realized and unrealized gain (loss) on
  investments ...................................          32.60             11.26               4.62
                                                          ------            ------             ------
 Total income (loss) from investment
  operations ....................................          31.83             11.18               4.62
                                                          ------            ------             ------
 Less distributions from net investment
  income ........................................             --                --                 --
 Less distributions from net realized gain ......          (3.46)            (0.18)                --
                                                          ------            ------             ------
 Total distributions from net investment
  income and net realized gains .................          (3.46)            (0.18)                --
                                                          ------            ------             ------
NET ASSET VALUE, END OF YEAR ....................         $58.99            $30.62             $19.62
                                                          ======            ======             ======
TOTAL RETURN(c) .................................         106.44%            57.43%             30.80%
                                                          ======            ======             ======

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) .............       $182,182           $34,335             $2,440
 Ratio of expenses to average net assets(d) .....           2.00%             2.07%              2.88%
 Ratio of expenses to average net assets
  before waivers and reimbursements(d) ..........           2.29%             4.04%             39.06%
 Ratio of net investment loss to average net
  assets(d) .....................................          (1.55)%           (0.70)%            (1.27)%
 Portfolio turnover rate ........................            222%              360%                76%

*The information reflects the operations of the Orbitex Info-Tech & Communications Fund, which was reorganized into the Technology & Communications Portfolio.

(a) The commencement of investment operations was October 22, 1997.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

                                                                                FINANCIAL SERVICES PORTFOLIO*
                                                                           --------------------------------------
                                                                                       CLASS A SHARES
                                                                           --------------------------------------
                                                                                YEAR ENDED        PERIOD ENDED
                                                                            APRIL 30, 2002(b)   APRIL 30, 2001(a)
                                                                           ------------------- ------------------
NET ASSET VALUE, BEGINNING OF YEAR .......................................       $ 10.92           $ 10.00
                                                                                 -------           -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment (loss) ...................................................         (0.08)            (0.01)
 Net realized and unrealized gain (loss) on investments ..................          0.56             (0.98)
                                                                                 -------           -------
 Total income (loss) from investment operations ..........................          0.48             (0.97)
                                                                                 -------           -------
 Less distributions from net investment income ...........................            --                --
 Less distributions from net realized gain ...............................            --             (0.05)
 Total distributions from net investment income and net realized gains ...            --             (0.05)
                                                                                 -------           -------
NET ASSET VALUE, END OF YEAR .............................................       $ 11.40           $ 10.92
                                                                                 =======           =======
TOTAL RETURN(c) ..........................................................          4.40%             9.71%
                                                                                 =======           =======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ......................................        $2,956            $5,883
 Ratio of expenses to average net assets(d) ..............................          2.30%             2.00%
 Ratio of expenses to average net assets before waivers and
    reimbursements(d) ....................................................          4.96%             4.65%
 Ratio of net investment loss to average net assets(d) ...................         (0.74)%           (0.13)%
 Portfolio turnover rate .................................................            55%               21%

*The information reflects the operations of the Orbitex Financial Services Fund, which was reorganized into the Financial Services Portfolio.

(a) The commencement of investment operations was August 1, 2000.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assumes no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

                                                 ENERGY & BASIC MATERIALS PORTFOLIO*
                                                -------------------------------------
                                                           CLASS A SHARES
                                                ------------------------------------
                                                     YEAR ENDED        YEAR ENDED
                                                 APRIL 30, 2002(b)   APRIL 30, 2001
                                                ------------------- ----------------
NET ASSET VALUE, BEGINNING OF YEAR ............      $20.43           $18.62
                                                     ------           ------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
 Net investment income (loss) .................       (0.22)           (0.12)
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactons .................................       (1.63)            3.18
                                                     ------           ------
 Total income (loss) from investment
  operations ..................................       (1.85)            3.06
                                                     ------           ------
 Less distributions from net investment
  income ......................................          --               --
 Less distributions from net realized gain ....       (1.54)           (1.25)
 Total distributions from net investment
  income and net realized gains ...............       (1.54)           (1.25)
                                                     ------           ------
NET ASSET VALUE, END OF YEAR ..................      $17.04           $20.43
                                                     ======           ======
TOTAL RETURN(c) ...............................       (7.14)%          18.83%
                                                     ======           ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ...........      $4,490           $8,163
 Ratio of expenses to average net
  assets(d) ...................................        2.29%            2.00%
 Ratio of total expenses to average net
  assets before waivers and
  reimbursements(d) ...........................        3.86%            3.73%
 Ratio of net investment income (loss) to
  average net assets(d) .......................       (1.39)%          (0.93)%
 Portfolio turnover rate ......................         835%             476%

                                                         ORBITEX ENERGY & BASIC MATERIALS PORTFOLIO
                                                ----------------------------------------------------------
                                                                      CLASS A SHARES
                                                ----------------------------------------------------------
                                                     YEAR ENDED          YEAR ENDED        PERIOD ENDED
                                                 APRIL 30, 2000(b)   APRIL 30, 1999(b)   APRIL 30, 1998(a)
                                                ------------------- ------------------- ------------------
NET ASSET VALUE, BEGINNING OF YEAR ............      $14.92               $16.54            $15.00
                                                     ------               ------            ------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
 Net investment income (loss) .................       (0.07)                0.00(f)           0.38(e)
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactons .................................        3.77                (1.25)             1.22
                                                     ------               ------            ------
 Total income (loss) from investment
  operations ..................................        3.70                (1.25)             1.60
                                                     ------               ------            ------
 Less distributions from net investment
  income ......................................          --                (0.37)            (0.03)
 Less distributions from net realized gain ....          --                 0.00(f)          (0.03)
 Total distributions from net investment
  income and net realized gains ...............          --                (0.37)            (0.06)
                                                     ------               ------            ------
NET ASSET VALUE, END OF YEAR ..................      $18.62               $14.92            $16.54
                                                     ======               ======            ======

TOTAL RETURN(c) ...............................       24.80%               (6.86)%           10.74%
                                                     ======               ======            ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ...........      $3,658               $4.286            $5,698
 Ratio of expenses to average net
  assets(d) ...................................        2.00%                2.19%             2.45%
 Ratio of total expenses to average net
  assets before waivers and
  reimbursements(d) ...........................        4.80%                8.76%             9.27%
 Ratio of net investment income (loss) to
  average net assets(d) .......................       (0.48)%               0.00%             6.12%(e)
 Portfolio turnover rate ......................         735%                 921%              519%

*The information reflects the operations of the Orbitex Energy & Basic Materials Fund, which was reorganized into the Energy & Basic Materials Portfolio.

(a) The commencement of investment operations was October 22, 1997.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

(e) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the Adviser.

(f) Amount represents less than $0.01 per share.

                                 CLASS A SHARES
                                   PROSPECTUS

                                     [LOGO]

Additional information about each Portfolio's investments is available in the Trust's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Trust's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about each Portfolio. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Trust, or to make shareholder inquiries, please call:
(800) 807-FUND

You also may obtain information about the Trust by calling your financial advisor or by visiting our Internet site at:

                           HTTP://WWW.SARATOGACAP.COM

Information about the Trust (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

The Trust's Investment Company Act file number is 811-08542.

[LOGO]

                                 CLASS B SHARES

                          PROSPECTUS -- JANUARY 1, 2003

           T H E  S A R A T O G A  A D V A N T A G E  T R U S T

The Saratoga Advantage Trust is a mutual fund company comprised of 12 separate mutual fund portfolios, each with its own distinctive investment objectives and policies. The Portfolios are:

                    - U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                       - INVESTMENT QUALITY BOND PORTFOLIO

                           - MUNICIPAL BOND PORTFOLIO

                     - LARGE CAPITALIZATION VALUE PORTFOLIO

                     - LARGE CAPITALIZATION GROWTH PORTFOLIO

                         - MID CAPITALIZATION PORTFOLIO

                        - SMALL CAPITALIZATION PORTFOLIO

                        - INTERNATIONAL EQUITY PORTFOLIO

                       - HEALTH & BIOTECHNOLOGY PORTFOLIO

                     - TECHNOLOGY & COMMUNICATIONS PORTFOLIO

                         - FINANCIAL SERVICES PORTFOLIO

                      - ENERGY & BASIC MATERIALS PORTFOLIO

THE PORTFOLIOS ARE MANAGED BY ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC (THE "MANAGER"). EACH PORTFOLIO IS ADVISED BY AN INVESTMENT ADVISER SELECTED AND SUPERVISED BY THE MANAGER.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                PAGE
                                                                ----
THE PORTFOLIOS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO......................
INVESTMENT QUALITY BOND PORTFOLIO...........................
MUNICIPAL BOND PORTFOLIO....................................
LARGE CAPITALIZATION VALUE PORTFOLIO........................
LARGE CAPITALIZATION GROWTH PORTFOLIO.......................
MID CAPITALIZATION PORTFOLIO................................
SMALL CAPITALIZATION PORTFOLIO..............................
INTERNATIONAL EQUITY PORTFOLIO..............................
HEALTH & BIOTECHNOLOGY PORTFOLIO............................
TECHNOLOGY & COMMUNICATIONS PORTFOLIO.......................
FINANCIAL SERVICES PORTFOLIO................................
ENERGY & BASIC MATERIALS PORTFOLIO..........................
SUMMARY OF TRUST EXPENSES...................................
ADDITIONAL INVESTMENT STRATEGY INFORMATION..................
ADDITIONAL RISK INFORMATION.................................
INVESTMENT MANAGER..........................................
ADVISERS....................................................
ADMINISTRATION..............................................

SHAREHOLDER INFORMATION
PRICING OF PORTFOLIO SHARES.................................     25
PURCHASE OF SHARES..........................................     25
CONTINGENT DEFERRED SALES CHARGE............................     26
PLAN OF DISTRIBUTION........................................     27
REDEMPTION OF SHARES........................................     28
DIVIDENDS AND DISTRIBUTIONS.................................     30
TAX CONSEQUENCES............................................     31
FINANCIAL HIGHLIGHTS........................................     32

            Notice of Privacy Policy for the Saratoga Advantage Trust

The Saratoga Advantage Trust ("Saratoga") respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is the information we collect from you on applications or other forms, from your activities on our website, and from the transactions you make with us, our affiliates, or third parties. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. Specifically, so that we may continue to offer you investment products and services to help you meet your investing needs, and to effect transactions that you request or authorize, we may disclose the nonpublic personal information we collect to companies that perform services on our behalf, such as Saratoga's transfer agent, or printers and mailers that assist us in distribution of investor materials. These companies are instructed to use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

                       This is not part of the Prospectus.

                                 THE PORTFOLIOS

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

THE ADVISER

The Portfolio is advised by Sterling Capital Management Company. All investment decisions for the Portfolio are made by Sterling Capital's investment committee.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. Government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

The U.S. Government securities that the Portfolio may purchase include:

- U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

- Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

- Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Bank.

- Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements with respect to securities issued by the U.S. Government, its agencies and instrumentalities.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objectives.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Portfolio is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

Credit risk is minimal with respect to the Portfolio's U.S. Government securities investments. Repurchase agreements involve a greater degree of credit risk. The Adviser, however, actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Portfolio, to invest only in high quality debt obligations and short maturities.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in this Portfolio.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                              1995   5.40%
                              '96    4.32%
                              '97    4.47%
                              '98    4.44%
                              '99    3.23%
                              '00   -0.54%
                              '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class B shares was [SUPPLY]%.

* CLASS B SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND B SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS B SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                                   PAST          PAST     LIFE OF PORTFOLIO
                                                                  1 YEAR       5 YEARS     (SINCE 9/2/94)
-----------------------------------------------------------------------------------------------------------
U.S. Government Money Market Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
-----------------------------------------------------------------------------------------------------------
90 Day T-Bills
-----------------------------------------------------------------------------------------------------------
Index:  (Reflects on deduction for fees, expenses or taxes)
Lipper U.S. Treasury Money Market Index(2)
-----------------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS B SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS B SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS B SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE LIPPER U.S. TREASURY MONEY MARKET FUND INDEX CONSISTS OF THE 30 LARGEST MUTUAL FUNDS THAT INVEST PRINCIPALLY IN U.S. TREASURY OBLIGATIONS WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF LESS THAN 90 DAYS. THESE FUNDS INTEND TO KEEP A CONSTANT NET ASSET VALUE. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INVESTMENT QUALITY BOND PORTFOLIO

INVESTMENT OBJECTIVE

The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.

THE ADVISER

The Investment Quality Bond Portfolio is advised by Fox Asset Management, L.L.C. The Portfolio is managed by a team that includes J. Peter Skirkanich, John Sampson, James O'Mealia and Doug Edler. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Sampson is a Managing Director and joined the firm in 1998 from Pharos Management LLC, a consulting firm specializing in fixed income investments. Mr. O'Mealia is a Managing Director of Fox and joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President. Mr. Edler is a Senior Vice President of Fox; he joined Fox in 1999 from J.P. Morgan & Co., Inc., where he managed that firm's proprietary fixed income investments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities or in non-rated securities considered by the Adviser to be of comparable quality. The Portfolio may also invest in non-convertible fixed income preferred stock and mortgage pass-through securities. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.

Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest principal payments made by the individual borrowers on the pooled mortgage loans.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These securities are either direct obligations of the U.S. Government, or the issuing agency/instrumentality has the right to borrow from the U.S. Treasury to meet its obligations, although the Treasury is not legally required to extend credit to the agency/instrumentality.

Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. Government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

FIXED-INCOME SECURITIES. Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities, such as corporate bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

MORTGAGE-BACKED SECURITIES. The Portfolio may invest in mortgage-backed securities, such as mortgage pass-through securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with junk bonds. For more information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                               1995  12.44%
                               '96    3.15%
                               '97    6.58%
                               '98    6.47%
                               '99   -0.85%
                               '00    3.94%
                               '01

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class B shares was [SUPPLY]%.

* CLASS B SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND B SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS B SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                                   PAST          PAST     LIFE OF PORTFOLIO
                                                                  1 YEAR       5 YEARS     (SINCE 9/2/94)
-----------------------------------------------------------------------------------------------------------
Investment Quality Bond Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
-----------------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
Lehman Intermediate Government/Credit Bond Index(2)
-----------------------------------------------------------------------------------------------------------
Lipper Short-Intermediate Investment Grade Debt Funds
 Index(3)
-----------------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS B SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS B SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS B SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX IS COMPOSED OF THE BONDS IN THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX THAT HAVE MATURITIES BETWEEN 1 AND 9.99 YEARS. THE LEHMAN INTERMEDIATE GOVERNMENT/ CREDIT BOND INDEX CONSISTS OF APPROXIMATELY 5,400 ISSUES. THE SECURITIES MUST BE INVESTMENT GRADE (BAA OR HIGHER) WITH AMOUNTS OUTSTANDING IN EXCESS OF $1 MILLION AND HAVE AT LEAST ONE YEAR TO MATURITY. THE LEHMAN INTERMEDIATE GOVERNMENT/ CREDIT BOND INDEX IS AN UNMANAGED INDEX THAT DOES NOT INCLUDE FEES AND EXPENSES. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(3) THE LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX CONSISTS OF THE 30 LARGEST MUTUAL FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN INVESTMENT GRADE DEBT ISSUES (RATED IN THE TOP FOUR GRADES) WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF 1 TO 5 YEARS. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

MUNICIPAL BOND PORTFOLIO

INVESTMENT OBJECTIVE

The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

THE ADVISER

The Portfolio is advised by OpCap Advisors. It is managed by a management team lead by Matthew Greenwald, Senior Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management. Mr. Greenwald is a graduate of Penn State University and earned his MBA from Columbia University.

PRINCIPAL INVESTMENT STRATEGIES

As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative income tax" although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income.

Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes, and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

CREDIT AND INTEREST RATE RISKS. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                               1995  15.21%
                               '96    3.05%
                               '97    8.27%
                               '98    5.38%
                               '99   -6.62%
                               '00    7.64%
                               '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class B shares was [SUPPLY]%.

* CLASS B SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND B SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS B SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                                   PAST           PAST     LIFE OF PORTFOLIO
                                                                  1 YEAR        5 YEARS     (SINCE 9/2/94)
------------------------------------------------------------------------------------------------------------

Municipal Bond Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
Lehman Brothers Municipal Bond Index(2)
Lipper General Municipal Debt Funds Index(3)
------------------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS B SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS B SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS B SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX CONSISTS OF APPROXIMATELY 25,000 MUNICIPAL BONDS WHICH ARE SELECTED TO BE REPRESENTATIVE OF THE LONG-TERM, INVESTMENT GRADE TAX-EXEMPT BOND MARKET. THE BONDS SELECTED FOR THE INDEX HAVE THE FOLLOWING CHARACTERISTICS: A MINIMUM CREDIT RATING OF AT LEAST BAA; AN ORIGINAL ISSUE OF AT LEAST $50 MILLION; AT LEAST $3 MILLION OF THE ISSUE OUTSTANDING; ISSUED WITHIN THE LAST FIVE YEARS; AND A MATURITY OF AT LEAST ONE YEAR. THE LEHMAN INDEX IS AN UNMANAGED INDEX THAT DOES NOT INCLUDE FEES AND EXPENSES. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(3) THE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX CONSISTS OF THE 30 LARGEST MUTUAL FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN MUNICIPAL DEBT ISSUES IN THE TOP FOUR CREDIT RATINGS. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

LARGE CAPITALIZATION VALUE PORTFOLIO

INVESTMENT OBJECTIVE

The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

THE ADVISER

The Portfolio is advised by OpCap Advisors. It is managed by a portfolio team comprised of senior professionals of OpCap Advisors. One member of the team, Frank LeCates, has primary supervisory authority over implementation of the management team's purchase and sale recommendations. Mr. LeCates is the Director of Research at Oppenheimer Capital, the parent of OpCap Advisors. Mr. LeCates brings 33 years of investment experience to his current position. Formerly with Donaldson, Lufkin & Jenrette for 18 years, he has served as head of institutional equity sales, Director of Research and as a securities analyst. Mr. LeCates, a Chartered Financial Analyst, is a graduate of Princeton University and earned his MBA in finance from Harvard Business School.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks of issuers with total market capitalizations of $1 billion or greater at the time of purchase. In determining which securities to buy, hold or sell, the Adviser focuses its investment selection on highly liquid equity securities that, in the Adviser's opinion, have above average price appreciation potential at the time of purchase. In general, securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the issuer's ability to generate cash flow in excess of business needs and sustain above average profitability, as well as industry outlook and market share, are also considered by the Adviser.

In addition, the Portfolio may invest in stock index futures contracts and options.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

COMMON STOCKS. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with stock index futures contracts and options. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                                1995  36.98%
                                '96   23.98%
                                '97   25.49%
                                '98   11.77%
                                '99    0.42%
                                '00    5.38%
                                '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class B shares was [SUPPLY]%.

* CLASS B SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND B SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS B SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                                   PAST          PAST     LIFE OF PORTFOLIO
                                                                  1 YEAR       5 YEARS     (SINCE 9/2/94)
-----------------------------------------------------------------------------------------------------------
Large Capitalization Value Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
-----------------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P/Barra Value Index(2)
-----------------------------------------------------------------------------------------------------------
Morningstar Large Value Average(3)
-----------------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS B SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS B SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS B SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE S&P/BARRA VALUE INDEX IS CONSTRUCTED BY DIVIDING THE STOCKS IN THE S&P 500 INDEX ACCORDING TO PRICE-TO-BOOK RATIOS. THIS UNMANAGED INDEX CONTAINS STOCKS WITH LOWER PRICE-TO-BOOK RATIOS AND IS MARKET CAPITALIZATION WEIGHTED. THE S&P/BARRA VALUE INDEX DOES NOT INCLUDE FEES AND EXPENSES, AND INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(3) THE MORNINGSTAR LARGE VALUE AVERAGE, AS OF AUGUST 31, 2001, CONSISTED OF 774 MUTUAL

FUNDS COMPRISED OF LARGE MARKET CAPITALIZATION STOCKS WITH THE LOWEST COMBINATIONS OF PRICE-TO-EARNINGS AND PRICE-TO-BOOK SCORES. INVESTORS MAY NOT INVEST IN THE AVERAGE DIRECTLY.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

LARGE CAPITALIZATION GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Large Capitalization Growth Portfolio seeks capital appreciation.

THE ADVISER

The Portfolio is advised by Harris Bretall Sullivan & Smith, L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team lead by Gordon Ceresino and David Post. Mr. Ceresino is the Chief Executive Officer of Harris Bretall and has been associated with the firm since 1991. Mr. Post is a Partner of Harris Bretall and has been associated with the firm since 1994.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks of issuers with total market capitalizations of $3 billion or more. The Portfolio will normally invest in common stocks that, in the Adviser's opinion, are characterized by earnings growth in excess of that of the S&P 500. In deciding which securities to buy, hold or sell, the Adviser evaluates factors believed to be favorable to long-term capital appreciation, including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Adviser also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

COMMON STOCKS. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                               1995   28.98%
                               '96    13.43%
                               '97    32.52%
                               '98    36.44%
                               '99    33.62%
                               '00   -25.66%
                               '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class B shares was [SUPPLY]%.

* CLASS B SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND B SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS B SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                                   PAST           PAST     LIFE OF PORTFOLIO
                                                                  1 YEAR        5 YEARS     (SINCE 9/2/94)
------------------------------------------------------------------------------------------------------------
Large Capitalization Growth Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P/Barra Growth Index(2)
------------------------------------------------------------------------------------------------------------
Morningstar Large Growth Average(3)
------------------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS B SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS B SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS B SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE S&P/BARRA GROWTH INDEX IS CONSTRUCTED BY DIVIDING THE STOCKS IN THE S&P 500 INDEX ACCORDING TO PRICE-TO-BOOK RATIOS. THIS UNMANAGED INDEX CONTAINS STOCKS WITH HIGHER PRICE-TO-BOOK RATIOS AND IS MARKET CAPITALIZATION WEIGHTED. THE S&P/BARRA GROWTH INDEX DOES NOT INCLUDE FEES AND EXPENSES, AND INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(3) THE MORNINGSTAR LARGE GROWTH AVERAGE, AS OF AUGUST 31, 2001, CONSISTED OF 967 MUTUAL FUNDS COMPRISED OF LARGE MARKET CAPITALIZATION STOCKS WITH THE HIGHEST COMBINATIONS OF PRICE-TO-EARNINGS AND PRICE-TO-BOOK SCORES. INVESTORS MAY NOT INVEST IN THE AVERAGE DIRECTLY.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

MID CAPITALIZATION PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. companies that have a market capitalization of between $1 billion and $15 billion at the time of purchase. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may invest up to 20% of its total assets in the equity securities of foreign companies and in securities convertible into the common stock of U.S. companies, such as convertible preferred stock and convertible bonds. The Portfolio may also invest in debt securities such as corporate bonds, government securities and mortgage and other asset-backed securities.

The Portfolio strives to provide long-term capital appreciation through a multi-factor selection process. In seeking to accomplish this goal, the Adviser uses fundamental analysis to invest in stocks that are believed to be less expensive than comparable companies as determined by price/earnings ratios, cash flows or other measures. The Adviser also uses quantitative screening in seeking to identify mid-cap companies with attractive earnings growth, revenue growth, and balance sheet strength. The Adviser also attempts to identify industry and economic themes that can drive company profits.

The Portfolio may invest in companies that the adviser believes are undervalued and may be subject to positive changes from new markets/products, restructuring, acquisitions, divestitures, mergers, change in management, regulatory change, or other changes that will enhance the value of the company.

The Adviser may sell those holdings that have exceeded their relative value price targets and may also sell the securities of a company that has experienced a fundamental change from the reasons that prompted the initial purchase of the stock. If changes for the better have not materialized, the stock may be sold. A final decision for selling a security is made after all factors are analyzed.

PRINCIPAL RISKS

MID-SIZED COMPANIES. The Portfolio will invest primarily in companies with medium market capitalizations. Market capitalization refers to the total market value of the outstanding stock of a company. Mid cap companies generally have a market capitalization between $1 billion and $15 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Mid cap companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend.

OTHER RISKS. The performance of the Portfolio will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE.

As of December 31, 2001, neither the Portfolio nor its predecessor fund had been in existence for at least one calendar year, and therefore no past performance is shown.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

SMALL CAPITALIZATION PORTFOLIO

INVESTMENT OBJECTIVE

The Small Capitalization Portfolio seeks maximum capital appreciation.

THE ADVISER

The Portfolio is advised by Fox Asset Management, L.L.C. It is managed by a management team led by J. Peter Skirkanich and George C. Pierides, who are the key small-cap personnel on the firm's Investment Committee. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Pierides is a Managing Director who spearheads the firm's small-cap efforts; he joined the firm in 1995 from Windward Asset Management.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000 Index. The Portfolio will also occasionally invest a portion of its assets in mid cap stocks with compelling valuations and fundamentals that are small relative to their industries, and it will not immediately sell a security that was bought as a SMALL-CAP stock but through appreciation has become a mid cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

COMMON STOCKS. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

SMALL AND MEDIUM CAPITALIZATION COMPANIES. The Portfolio's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                              1995   27.31%
                              '96    15.89%
                              '97    23.20%
                              '98   -18.61%
                              '99    12.33%
                              '00    16.01%
                              '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class B shares was [SUPPLY]%.

* CLASS B SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND B SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS B SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                                 PAST              PAST         LIFE OF PORTFOLIO
                                                                1 YEAR            5 YEARS        (SINCE 9/2/94)
-----------------------------------------------------------------------------------------------------------------
Small Capitalization Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
-----------------------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
Russell 2000 Index(2)
-----------------------------------------------------------------------------------------------------------------
Morningstar Small Blend Average(3)
-----------------------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS B SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS B SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON

CLASS B SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE RUSSELL 2000 INDEX IS COMPRISED OF THE 2,000 SMALLEST U.S. DOMICILED PUBLICLY TRADED COMMON STOCKS WHICH ARE INCLUDED IN THE RUSSELL 3000 INDEX. THE COMMON STOCKS INCLUDED IN THE RUSSELL 2000 INDEX REPRESENT APPROXIMATELY 10% OF THE U.S. EQUITY MARKET AS MEASURED BY MARKET CAPITALIZATION. THE RUSSELL 3000 INDEX IS AN UNMANAGED INDEX OF THE 3,000 LARGEST U.S. DOMICILED PUBLICLY TRADED COMMON STOCKS BY MARKET CAPITALIZATION REPRESENTING APPROXIMATELY 98% OF THE U.S. PUBLICLY TRADED EQUITY MARKET. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX WHICH DOES NOT INCLUDE FEES AND EXPENSES, AND WHOSE PERFORMANCE REFLECTS REINVESTED DIVIDENDS. INVESTORS MAY NOT INVEST IN THE INDEX DIRECTLY.

(3) THE MORNINGSTAR SMALL BLEND AVERAGE, AS OF AUGUST 31, 2001, CONSISTED OF 241 MUTUAL FUNDS COMPRISED OF SMALL MARKET CAPITALIZATION STOCKS THAT FALL BETWEEN THE HIGHEST AND LOWEST COMBINATIONS OF PRICE-TO-EARNINGS AND PRICE-TO-BOOK SCORES. INVESTORS MAY NOT INVEST IN THE AVERAGE DIRECTLY.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its assets in the equity securities of companies located outside of the United States. Equity securities consist of common and preferred stock and other securities such as depositary receipts, bonds, rights and warrants that are convertible into common stock. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries, including countries with developing and emerging economies. The Portfolio expects that its investments in foreign issuers will generally take the form of depositary receipts. These are dollar denominated receipts which represent and may be converted into the underlying foreign security. Depositary receipts are publicly traded on exchanges or over-the-counter in the United States. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, industry prospects and other factors such as an issuer's competitive position or potential earnings.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

FOREIGN SECURITIES. A principal risk of investing in the Portfolio is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets. Delays in purchasing securities may result in the Portfolio losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in the value of the securities. Issuers of the foreign security represented by a depositary receipt may not be obligated to disclose material information in the United States.

The Portfolio may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

The Portfolio may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                              1995    3.08%
                              '96     6.56%
                              '97     6.91%
                              '98    13.22%
                              '99    35.56%
                              '00   -22.60%
                              '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class B shares was [SUPPLY]%.

* CLASS B SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND B SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS B SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL
TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                                   PAST           PAST     LIFE OF PORTFOLIO
                                                                  1 YEAR        5 YEARS     (SINCE 9/2/94)
------------------------------------------------------------------------------------------------------------
International Equity Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------------------
Index:  (Reflects no deduction for fees, expenses or taxes)
Morgan Stanley EAFE Index (U.S. Dollars)(2)
------------------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS B SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS B SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS B SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE EUROPE, AUSTRALIA, FAR EAST INDEX (EAFE) IS A WIDELY RECOGNIZED INDEX PREPARED BY MORGAN STANLEY CAPITAL INTERNATIONAL. THIS UNMANAGED INDEX CONSISTS OF NON-U.S. COMPANIES WHICH ARE LISTED ON ONE OF TWENTY FOREIGN MARKETS AND ASSUMES THE REINVESTMENT OF DIVIDENDS. THIS INDEX DOES NOT INCLUDE FEES AND EXPENSES, AND INVESTORS MAY NOT INVEST IN THE INDEX DIRECTLY. THE GROSS DOMESTIC PRODUCT (GDP) VERSION OF THE INDEX IS USED ABOVE.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

HEALTH & BIOTECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity, equity-related or debt securities of healthcare companies and biotechnology companies, regardless of their stock market value (or "market capitalization"). The Portfolio expects to invest primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Portfolio may invest up to 25% of its assets in the securities of foreign issuers. The Portfolio composition is based on a "bottom-up" blending of value and growth criteria as well as identifying investment and economic themes that the Adviser believes can drive profits. The Portfolio will invest in companies that the Adviser expects will capitalize on emerging changes in the healthcare and biotechnology industries.

"Healthcare company," for purposes of Portfolio investments, is defined as an entity that is principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; and design, manufacture, or sale of healthcare-related products and services.

"Biotechnology company," for purposes of Portfolio investments, is defined as an entity that is principally engaged in: research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments.

The Portfolio also defines a "healthcare or biotechnology company" as an entity that is principally engaged in providing materials, products or services to a healthcare or biotechnology company. The Portfolio considers a company to be "principally engaged" in one of the above activities if at least 50% of its revenues or profits comes from those activities or at least 50% of the company's assets were devoted to such activities based upon the company's most recent fiscal year.

The Portfolio may sell those holdings that it has identified as having exceeded their fair market value and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Portfolio may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

PRINCIPAL RISKS

HEALTHCARE AND BIOTECHNOLOGY SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

NON-DIVERSIFICATION. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Health & Biotechnology Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class B shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's maximum applicable contingent deferred sales charge for Class B shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                           %
                                           %
                                           %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS B SHARES MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 7/15/99)
------------------------------------------------------------------------------------------------
Health & Biotechnology Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions

         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Health & Biotechnology Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS B SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE LIPPER HEALTH & BIOTECHNOLOGY FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their market capitalization. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and internet and network equipment and services.

The Portfolio invests in common stock of domestic and foreign issuers regardless of their size. In addition, the Portfolio expects to invest primarily in U.S. and foreign common stocks, but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the communications, information and technology industries.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, estimates and management. However, if the Adviser's strategies do not work as intended, the Fund may not achieve its objective.

PRINCIPAL RISKS

TECHNOLOGY AND COMMUNICATIONS SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the information, communications, and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

EMERGING TECHNOLOGY SECTOR RISK. Because of its narrow focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

NON-DIVERSIFICATION. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Info-Tech & Communications Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class B shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's maximum applicable contingent deferred sales charge for Class B shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                           %
                                           %
                                           %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS B SHARES MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 9/16/98)
------------------------------------------------------------------------------------------------
Technology & Communications Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions

         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Science & Technology Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS B SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

FINANCIAL SERVICES PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign securities issued by financial services companies, regardless of their stock market value (or "market capitalization"). Normally at least 25% of the Portfolio's total assets is expected to be in securities of companies in the Finance and Insurance industries, and up to 25% in foreign companies. The Adviser expects to invest primarily in U.S. and foreign common stocks, but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the financial services industries.

The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

"Financial services company," for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities based on the company's most recent fiscal year. Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under SEC regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

The Adviser may sell those holdings that it has identified as having exceeded their fair market value, and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Portfolio may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

PRINCIPAL RISKS

FINANCIAL SERVICES SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio's performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates. The repeal of the Glass-Steagall Act of 1933 should also have an impact on the profitability of financial services companies and on the performance of the Portfolio. It will reduce the separation between commercial and investment banking businesses and permit banks to expand their services. This expansion could expose banks to increased competition from well-established competitors. The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

NON-DIVERSIFICATION. Because the Financial Services Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Financial Services Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class B shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's maximum applicable contingent deferred sales charge for Class B shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, the returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                        %
                                        %
                                        %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS B SHARES MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 8/1/00)
------------------------------------------------------------------------------------------------
Financial Services Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Financial Services Sector Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS B SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE S&P FINANCIAL SERVICES SECTOR INDEX, IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY S&P.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

ENERGY & BASIC MATERIALS PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests in common stock of domestic and foreign issuers regardless of their size. It expects to invest primarily in U.S. common stocks but may also invest in other types of equity securities and debt securities of any quality, and may invest up to 25% of its total assets in foreign companies.

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by companies involved in the exploration, development, production or distribution of oil, natural gas, coal and uranium, basic materials such as metals, minerals, chemicals, water, forest products, precious metals, and other related industries. The Portfolio also invest a portion of its assets in securities of companies in the oil and natural gas exploration, development, production and distribution industry, securities of companies in the mining industry; and securities of companies in the precious metals industry.

The Portfolio invests in securities of companies that are deemed to be undervalued, and therefore are believed to offer above-average potential for capital appreciation. These securities include securities of companies that are engaged in the energy, basic materials and other related businesses that are out of favor with investors and are trading at prices that the adviser believes are below their true worth based on each company's potential earnings, asset values and dividend yield.

PRINCIPAL RISKS

ENERGY AND BASIC MATERIALS SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

NON-DIVERSIFICATION. Because the Energy & Basic Materials Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

 For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Financial Services Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class B shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's maximum applicable contingent deferred sales charge for Class B shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, the returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                          %
                                          %
                                          %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS B SHARES MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THE WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEED LOWER THAN THOSE SHOWN. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 10/23/97)
------------------------------------------------------------------------------------------------
Energy & Basic Materials Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices: (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Natural Resources Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS B SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE LIPPER NATURAL RESOURCES FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX,

ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                            SUMMARY OF TRUST EXPENSES

ANNUAL PORTFOLIO OPERATING EXPENSES. The following table lists the fees and expenses that an investor will incur as a shareholder of each of the Portfolios based on operating expenses incurred during the fiscal year ended August 31, 2002.

                                         U.S.
                                         GOVERNMENT        INVESTMENT                       LARGE               LARGE
                                         MONEY             QUALITY          MUNICIPAL       CAPITALIZATION      CAPITALIZATION
                                         MARKET            BOND             BOND            VALUE               GROWTH
                                         PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO           PORTFOLIO
                                         ------------      -----------      ----------      --------------      --------------
SHAREHOLDER FEES
  Maximum Sales Charge on Purchases
   of Shares (as a % of offering
   price)..........................          NONE              NONE             NONE             NONE                NONE
  Sales Charge on Reinvested
   Dividends (as a % of offering
   price)..........................          NONE              NONE             NONE             NONE                NONE
  Maximum Contingent Deferred Sales
   Charge (as a % of net asset
   value at the time of purchase or
   sale, whichever is less)(1).....             5%               5%               5%                5%                  5%
  Exchange Fee.....................          NONE              NONE             NONE             NONE                NONE
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted form
Portfolio assets as a percentage of
average net assets)
  Management Fees..................          .475%            0.55%            0.55%             0.65%               0.65%
  Distribution (Rule 12b-1
   Expenses)(2)(3).................          1.00%            1.00%            1.00%             1.00%               1.00%
  Other Expenses...................
                                           ------           ------           ------            ------              ------
Total Annual Portfolio Operating
 Expenses(4).......................
Fee Waiver (and/or Expense
 Reimbursement)*...................
                                           ------           ------           ------            ------              ------
Net Expenses.......................

                                     MID             SMALL            INTERNATIONAL     HEALTH &          TECHNOLOGY &
                                     CAPITALIZATION  CAPITALIZATION   EQUITY            BIOTECHNOLOGY     COMMUNICATIONS
                                     PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                     --------------  --------------   -------------     -------------     --------------
SHAREHOLDER FEES
  Maximum Sales Charge on Purchases
   of Shares (as a % of offering
   price)..........................       NONE           NONE               NONE              NONE              NONE
  Sales Charge on Reinvested
   Dividends (as a % of offering
   price)..........................       NONE           NONE               NONE              NONE              NONE
  Maximum Contingent Deferred Sales
   Charge (as a % of net asset
   value at the time of purchase or
   sale, whichever is less)(1).....         5%             5%                 5%                 5%               5%
  Exchange Fee.....................       NONE           NONE               NONE               NONE             NONE
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted form
Portfolio assets as a percentage of
average net assets)
  Management Fees..................       0.75%         0.65%              0.75%               1.25%           1.25%
  Distribution (Rule 12b-1
   Expenses)(2)(3).................       1.00%         1.00%              1.00%               1.00%           1.00%
  Other Expenses (5)...............
                                        ------         ------            ------              ------          ------
Total Annual Portfolio Operating
 Expenses(4).......................
Fee Waiver (and/or Expense
 Reimbursement)*...................
                                        ------         ------            ------              ------          ------
Net Expenses.......................

                                                      FINANCIAL           ENERGY &
                                                      SERVICES            BASIC MATERIALS
                                                      PORTFOLIO           PORTFOLIO
                                                      -------------       --------------
SHAREHOLDER FEES
  Maximum Sales Charge on Purchases
   of Shares (as a % of offering
   price)..........................                       NONE                NONE
  Sales Charge on Reinvested
   Dividends (as a % of offering
   price)..........................                       NONE                NONE
  Maximum Contingent Deferred Sales
   Charge (as a % of net asset
   value at the time of purchase or
   sale, whichever is less)(1).....
  Exchange Fee.....................
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted form
Portfolio assets as a percentage of
average net assets)
  Management Fees..................                      1.25%               1.25%
  Distribution (Rule 12b-1
   Expenses)(2)(3).................
  Other Expenses...................
Total Annual Portfolio Operating
 Expenses(4).......................
Fee Waiver (and/or Expense
 Reimbursement)*...................
Net Expenses.......................

[Add disclosure to footnotes for Orbitex funds as needed]

(1) The Contingent Deferred Sales Charge is scaled down to 1.00% during the sixth year, reaching zero thereafter.

(2) The 12b-1 fee is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B Shares. Up to 0.25% of the average daily net assets may be paid directly to the Manager for support services. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

(3) Upon conversion of Class B shares to Class I shares, such shares will not be subject to a 12b-1 Fee. No sales charge is imposed at the time of conversion of Class B shares to Class I shares (see "Shareholder Information--Contingent Deferred Sales Charge").

(4) "Total Annual Portfolio Operating Expenses," as shown above, are based upon the sum of Management Fees, 12b-1 Fees and "Other Expenses."

(5) "Other Expenses" for the Mid Capitalization, Health & Biotechnology, Technology & Communications, Financial Services and Energy & Basic Materials Portfolios are estimated for the current fiscal year.

* MANAGEMENT FEES, OTHER EXPENSES, FEE WAIVER AND/OR REIMBURSEMENT, AND NET
EXPENSES: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from .475% to 1.25% of the value of the average daily net assets of the Portfolio. The fees of each Adviser are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by each Portfolio are described under "Investment Manager." The Portfolios benefit from expense offset arrangements with the Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. During the most recent fiscal year, the amount of the expense offset as a percentage of net assets for each respective portfolio was as follows: U.S. Government Money Market, [SUPPLY]%; Investment Quality Bond, [SUPPLY]%; Municipal Bond, [SUPPLY]%; Large Capitalization Value, [SUPPLY]%; Large Capitalization Growth, [SUPPLY]%; Small Capitalization, [SUPPLY]%; and International Equity, [SUPPLY]%. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently waiving its management fees and/or assuming certain other operating expenses of the Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. [The following are the Expense Caps for each of the Portfolios: U.S. Government Money Market, 2.25%; Investment Quality Bond, 2.40%; Municipal Bond, 2.40%; Large Capitalization Value, 3.00%; Large Capitalization Growth, 3.00%; Mid Capitalization, 3.00%, Small Capitalization, 3.00%; International Equity, 3.30%; Health & Biotechnology, 3.30%; Technology & Communications, 3.30%; Financial Services,3.30%, Energy & Basic Materials, 3.30%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.] [For the year ended August 31, 2002, no reimbursement payments were made by the Portfolios to the Manager under the terms of the Expense Agreement.] [CONFIRM]

EXAMPLE. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

-IF YOU SOLD YOUR SHARES:

                                                U.S.
                                                GOVERNMENT      INVESTMENT                   LARGE             LARGE
                                                MONEY           QUALITY        MUNICIPAL     CAPITALIZATION    CAPITALIZATION
                                                MARKET          BOND           BOND          VALUE             GROWTH
                                                PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO         PORTFOLIO
                                                -------------   ------------   -----------   ---------------   ---------------
1 year....................................         $  692          $  709        $  757          $  689            $  693
3 years...................................            994           1,046         1,191             985               997
5 years...................................          1,221           1,308         1,550           1,206             1,226
10 years..................................          1,998           2,179         2,680           2,018             2,066

                                            MID              SMALL            INTERNATIONAL      HEALTH &          TECHNOLOGY &
                                            CAPITALIZATION   CAPITALIZATION   EQUITY             BIOTECHNOLOGY     COMMUNICATIONS
                                            PORTFOLIO        PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                            ---------------  --------------   ---------------    --------------    ---------------
1 year....................................                    $  712            $  721
3 years...................................                     1,053             1,082
5 years...................................                     1,324             1,369
10 years..................................                     2,260             2,385

                                            FINANCIAL          ENERGY &
                                            SERVICES           BASIC MATERIALS
                                            PORTFOLIO          PORTFOLIO
                                            ---------------    --------------
1 year....................................
3 years...................................
5 years...................................
10 years..................................

-IF YOU HELD YOUR SHARES:

1 year....................................      $  192               $  209        $  257          $  189            $  193
3 years...................................         594                  646           791             585               597
5 years...................................       1,021                1,108         1,350           1,006             1,026
10 years..................................       1,998                2,179         2,680           2,018             2,066

1 year....................................      $  212               $  221
3 years...................................         655                  682
5 years...................................       1,124                1,169
10 years..................................       2,260                2,385

1 year....................................
3 years...................................
5 years...................................
10 years..................................

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to each Portfolio's principal strategies.

DEFENSIVE INVESTING. The Portfolios are intended primarily as vehicles for the implementation of a long-term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

FORWARD CURRENCY CONTRACTS. A Portfolio's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

INVESTMENT POLICIES. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

DERIVATIVES AND OTHER STRATEGIES. Certain Portfolios may invest in options, futures, foreign securities, foreign currencies, and other derivatives (collectively, "Derivative Transactions"), and may enter into certain types of short sales. If these practices are used by a Portfolio, the intent would be primarily to hedge the Portfolio's holdings. For example, a Portfolio may purchase or sell options contracts on equity securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio. Or, a Portfolio may purchase or sell stock index futures contracts and might purchase put options or write call options on such futures contracts to protect against a general stock market decline or decline in a specific market sector that could adversely affect the Portfolio's holdings.

Investing for hedging purposes may result in certain transaction costs, which may reduce a Portfolio's performance. In addition, no assurances can be given that hedging will be implemented or that each derivative position will achieve a perfect correlation with the security or currency being hedged against.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to principal risks of investing in the Portfolios.

The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

JUNK BONDS. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

SECURITIES RATED IN THE LOWEST INVESTMENT GRADE CATEGORY. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

OPTIONS AND FUTURES. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

FORWARD CURRENCY CONTRACTS. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

STOCK MARKET RISK. Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see "Issuer-Specific Risk" below). Consequently, the value of your investment in a Portfolio will go up and down, which means that you could lose money.

SMALL AND MID-SIZED COMPANIES. The Portfolios may invest in companies with small and medium market capitalization. Market capitalization refers to the total market value of the outstanding stock of a company. Small cap companies generally have a market capitalization of under $1 billion and mid cap companies generally have a market capitalization between $1 billion and $5 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Small and mid cap companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. Small and mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Small and mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, small and mid cap companies may not pay a dividend. Although income may not be a primary goal of a Portfolio, dividends can cushion returns in a falling market.

ISSUER-SPECIFIC RISKS. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

FOREIGN SECURITIES. Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

PORTFOLIO TURNOVER. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes.

INVESTMENT MANAGER

Orbitex-Saratoga Capital Management, LLC serves as the Trust's Manager. The Manager and the Trust have obtained an exemptive order (the "Order") from the Securities and Exchange Commission that permits the Manager to enter into investment advisory agreements with Advisers without obtaining shareholder approval. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.

The Order also permits the Manager, subject to the approval of the Trustees, to replace investment advisers or amend investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. The Manager compensates each Adviser out of its management fee.

The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval.

                                                                  MANAGER'S
    PORTFOLIO                                                     FEE
    ---------                                                     ---------
    U.S. Government Money Market Portfolio......................    .475%
    Investment Quality Bond Portfolio...........................     .55%
    Municipal Bond Portfolio....................................     .55%
    Large Capitalization Value Portfolio........................     .65%
    Large Capitalization Growth Portfolio.......................     .65%
    Mid Capitalization Portfolio................................     .75%
    Small Capitalization Portfolio..............................     .65%
    International Equity Portfolio..............................     .75%
    Health & Biotechnology Portfolio............................    1.25%
    Technology & Communications Portfolio.......................    1.25%
    Financial Services Portfolio................................    1.25%
    Energy & Basic Materials Portfolio..........................    1.25%

The Manager is located at 1101 Stewart Avenue, Suite 207, Garden City, New York 11530. Orbitex-Saratoga Capital Management, LLC is a Delaware limited liability company.

ADVISERS

The following set forth certain information about each of the Advisers:

OpCap Advisors ("OpCap"), a registered investment adviser, located at 1345 Avenue of the Americas, New York, NY 10105, serves as Adviser to the Municipal Bond Portfolio and the Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment adviser, founded in 1968. Oppenheimer Capital is an indirect wholly owned subsidiary of PIMCO Advisors, L.P. ("PIMCO"), a registered investment adviser. Allianz AG, the world's second largest insurance company as measured by premium income, is the majority owner of PIMCO. As of August 31, 2001, Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $35.6 billion.

Fox Asset Management, L.L.C. ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond and Small Capitalization Portfolios. Fox was formed in 1985. Fox is 20% owned by its current employees, with a controlling interest held by Eaton Vance Corp. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of August 31, 2001, assets under management by Fox were approximately $1.8 billion.

Harris Bretall Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment adviser, serves as Adviser to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Sansome Street, Suite 3300, San Francisco, CA 94104, the firm managed assets of approximately $4.5 billion as of August 31, 2001.

Sterling Capital Management Company ("Sterling"), a registered investment adviser, is the Adviser to the U.S. Government Money Market Portfolio. Sterling is a 100% employee owned North Carolina limited liability company formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of August 31, 2001, Sterling had approximately $4 billion in assets under management.

]

ADMINISTRATION

The Bank of New York, located at15 Broad Street, 7th Floor, New York, New York 10286, is the custodian of the assets of the Trust, and calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

Orbitex Fund Services, Inc. provides administrative services to and manages the administrative affairs of the Trust.

                             SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments.

The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

The value of each Portfolio's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

PURCHASE OF SHARES

Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Orbitex Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor. Shares of a Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.

The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

CONTINGENT DEFERRED SALES CHARGE

Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust. A CDSC, however, will be imposed on most shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the six years preceding the redemption. In addition, shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets.

Shares of the Trust which are held for six years or more after purchase will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:

YEAR SINCE
PURCHASE                                                    CDSC AS A PERCENTAGE
PAYMENT MADE                                                 OF AMOUNT REDEEMED
------------                                                --------------------

First.....................................................          5.0%
Second....................................................          4.0%
Third.....................................................          4.0%
Fourth....................................................          3.0%
Fifth.....................................................          2.0%
Sixth.....................................................          1.0%
Seventh and thereafter....................................         None

CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years preceding the redemption; (ii) the current net asset value of shares purchased more than six years prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

(2) redemptions in connection with the following retirement plan distributions:
(a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

(3) certain redemptions pursuant to the Portfolio's Systematic Withdrawal Plan (see "Redemption of Shares--Systematic Withdrawal Plan").

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.

CONVERSION TO CLASS I SHARES. Class B shares will convert automatically to Class I shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately eight (8) years after the date of the original purchase, or if acquired through an exchange or a series of exchanges, from the date the original shares were purchased. The conversion of shares will take place in the month following the eighth anniversary of the purchase. There will also be converted at that time such proportion of shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her shares converting at the time bears to the total number of outstanding shares purchased and owned by the shareholder.

Currently, the Class I share conversion is not a taxable event, the conversion feature may be canceled if it is deemed a taxable event in the future by the Internal Revenue Service.

PLAN OF DISTRIBUTION

The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the sale and distribution of shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. The fee is treated by each Portfolio as an expense in the year it is accrued. Because the fee is paid out of each Portfolio's assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of Dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate Dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

CONTINUOUS OFFERING. For Class B shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact the Trust at 800-807-FUND (800-807-3863).

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor will from time to time provide compensation to dealers in connection with sales of shares of the Trust including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

REDEMPTION OF SHARES

Shares of a Portfolio may be redeemed on any day that the Portfolio calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day less the amount of any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined less the CDSC. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account within seven days after receipt of a redemption request Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days from the purchase date.

Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

1.   Re-registration of the account.

2.   Changing bank wiring instructions on the account.

3.   Name change on the account.

4.   Setting up/changing systematic withdrawal plan to a secondary address.

5.   Redemptions greater than $25,000.

6. Any redemption check that is made payable to someone other than the shareholder(s).

7. Any redemption check that is being mailed to a different address than the address of record.

8.   Your account registration has changed within the last 30 days.

You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders. Any Portfolio from which redemptions will be made pursuant to the Plan will be referred to as a "SWP Portfolio". The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio's shares, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Shares"), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Portfolio account, based on the Share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first followed by shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.

A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Portfolios.

The addition of a new SWP Portfolio will not change the account value for the 12% CDSC waiver for the SWP Portfolios already participating in the Withdrawal Plan.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Manager for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolios in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request (made in writing to and approved by the Manager), together with the proceeds, is received by the Transfer Agent and receive a pro-rata credit for any CDSC paid in connection with such redemption or repurchase.

INVOLUNTARY REDEMPTIONS. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption.

No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

EXCHANGE PRIVILEGE. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief. An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Because excessive trading (including short-term "market timing" trading) can limit a Portfolio's performance, each Portfolio may refuse any exchange orders
(1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

DIVIDENDS AND DISTRIBUTIONS

Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to an including the date of redemption.

Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long-term and short term capital gains earned by a Portfolio will be made annually. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

TAX CONSEQUENCES

The following tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.

TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.

With respect to the Municipal Bond Portfolio, distributions designated as "exempt--interest dividends" generally will be exempt from regular federal income tax. However, income exempt from regular federal income tax may be subject to state or local tax. In addition, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights tables are intended to help you understand each Portfolio's financial performance for the life of each Portfolio. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).

This information for the first 7 Portfolios listed below has been audited by [AUDITOR], Independent Auditors, whose report, along with the financial statements for each Portfolio is included in the annual report, which is available upon request. Information for the remaining 5 Portfolios has been audited by _________. Prior to reorganizing into the Saratoga Advantage Trust, the last 5 Portfolios had fiscal year ends of April 30. In future years the fiscal year ends of all of the Saratoga Portfolios will be August 31.

                                                      INCOME FROM INVESTMENT
                                                            OPERATIONS                  DIVIDENDS AND DISTRIBUTIONS
                                             ----------------------------------------   ----------------------------
                                                                                                       DISTRIBUTIONS
                                                                                                            TO
                                                           NET REALIZED                 DIVIDENDS TO   SHAREHOLDERS
                                 NET ASSET      NET            AND                      SHAREHOLDERS     FROM NET
                                  VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM     FROM NET       REALIZED
                                 BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT      GAINS ON
                                 OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS
LARGE CAPITALIZATION VALUE
  PORTFOLIO (CLASS B)
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001      $18.25       ($0.10)         $ 1.31        $ 1.21        ($0.11)        ($0.46)
  YEAR ENDED AUGUST 31, 2000       20.50         0.13           (0.41)        (0.28)        (0.17)         (1.80)
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)                20.21        (0.02)           0.31          0.29            --             --

                                                                                                        RATIOS
                                                                                       ---------------------------------------
                                                                                                      RATIO OF NET
                                                                                       RATIO OF NET    INVESTMENT
                                                   NET ASSET               NET ASSETS    OPERATING        INCOME
                                                    VALUE,                   END OF     EXPENSES TO     (LOSS) TO     PORTFOLIO
                                                    END OF       TOTAL       PERIOD     AVERAGE NET    AVERAGE NET    TURNOVER
                                                    PERIOD      RETURN*     (000'S)        ASSETS         ASSETS        RATE
LARGE CAPITALIZATION VALUE
  PORTFOLIO (CLASS B)
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001                         $18.89       6.63%      $1,186      1.86%(1)      (0.30%)(1)        86%
  YEAR ENDED AUGUST 31, 2000                          18.25      (1.33%)      1,280      1.78%(1)      (0.03%)(1)        90%
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)                                   20.50       1.43%         172      1.72%(1,3)    (0.53%)(1,3)      67%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001 AND AUGUST 31, 2000 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.86% AND (0.30%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.78% AND (0.03%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 2.21% AND 1.02%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

LARGE CAPITALIZATION GROWTH
  PORTFOLIO (CLASS B)
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001     $32.99   ($0.32)  ($14.78)  ($15.10)     --      ($3.18)   $14.71    (48.78%)   $1,140
  YEAR ENDED AUGUST 31, 2000      26.75    (0.13)     8.03      7.90      --       (1.66)    32.99     30.22%     2,801
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)               24.74    (0.04)     2.05      2.01      --          --     26.75      8.12%       204

LARGE CAPITALIZATION GROWTH
  PORTFOLIO (CLASS B)
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001       1.85%(1)     (1.17%)(1)       36%
  YEAR ENDED AUGUST 31, 2000       1.67%(1)     (1.16%)(1)       33%
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)                1.19%(1,3)   (0.73%)(1,3)     39%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002 AND AUGUST 31, 2001 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 2000, AND AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.90% AND (1.17%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.72% AND (1.11)%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 3.31% AND (2.86%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

SMALL CAPITALIZATION
  PORTFOLIO (CLASS B)
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001     $12.70   ($0.11)  $ 0.30    $ 0.19      --      ($1.15)   $11.74      2.62%    $ 422
  YEAR ENDED AUGUST 31, 2000      10.04    (0.06)    2.84      2.78      --       (0.12)    12.70     28.17%      436
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)                9.33    (0.02)    0.73      0.71      --          --     10.04      7.61%       73

SMALL CAPITALIZATION
  PORTFOLIO (CLASS B)
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001      2.08%(1)     (0.92%)(1)       96%
  YEAR ENDED AUGUST 31, 2000      2.04%(1)     (1.11%)(1)       59%
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)               1.42%(1,3)   (1.02%)(1,3)     32%

(1) DURING THE YEARS ENDED AUGUST 31, 2002 AND AUGUST 31, 2001 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEAR ENDED AUGUST 31, 2000, AND AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 2.09% AND (0.92%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 0.02% AND 0.01%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.43% AND (1.02%) RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      INCOME FROM INVESTMENT
                                                            OPERATIONS                  DIVIDENDS AND DISTRIBUTIONS
                                             ----------------------------------------   ----------------------------
                                                                                                       DISTRIBUTIONS
                                                                                                            TO
                                                           NET REALIZED                 DIVIDENDS TO   SHAREHOLDERS
                                 NET ASSET      NET            AND                      SHAREHOLDERS     FROM NET
                                  VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM     FROM NET       REALIZED
                                 BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT      GAINS ON
                                 OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS
INTERNATIONAL EQUITY
  PORTFOLIO (CLASS B)
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001      $15.41       ($0.10)         ($5.19)       ($5.29)           --         ($1.25)
  YEAR ENDED AUGUST 31, 2000       13.09           --            2.58          2.58       ($ 0.08)         (0.18)
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)                12.29        (0.02)           0.82          0.80            --             --

                                                                                                        RATIOS
                                                                                        ---------------------------------------
                                                                                                       RATIO OF NET
                                                                                        RATIO OF NET    INVESTMENT
                                                   NET ASSET               NET ASSETS    OPERATING        INCOME
                                                    VALUE,                   END OF     EXPENSES TO     (LOSS) TO     PORTFOLIO
                                                    END OF       TOTAL       PERIOD     AVERAGE NET    AVERAGE NET    TURNOVER
                                                    PERIOD      RETURN*     (000'S)        ASSETS         ASSETS        RATE
INTERNATIONAL EQUITY PORTFOLIO
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001                         $ 8.87     (36.40%)       $285      1.99%(1)      (0.95%)(1)        45%
  YEAR ENDED AUGUST 31, 2000                          15.41      19.71%         420      2.02%(1)      (0.67%)(1)        45%
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)                                   13.09       6.51%          68      2.16%(1,3)    (0.77%)(1,3)      46%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001 AND AUGUST 31, 2000 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 2.18% AND (0.95%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 2.18% AND (0.51%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 2.84% AND (1.45%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

INVESTMENT QUALITY BOND PORTFOLIO (CLASS B)
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001    $ 9.89    $0.42  $ 0.53    $ 0.95    ($0.42)     --      $10.42      9.80%     $339
  YEAR ENDED AUGUST 31, 2000      9.88     0.46    0.01      0.47     (0.46)     --        9.89      4.88%      125
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)              10.29     0.28   (0.41)    (0.13)    (0.28)     --        9.88     (1.32%)      64

INVESTMENT QUALITY BOND PORTFOLIO
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001    1.91%(1)      4.06%(1)        52%
  YEAR ENDED AUGUST 31, 2000    1.92%(1)      4.68%(1)        53%
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)             1.07%(1,3)    2.23%(1,3)      62%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001 AND AUGUST 31, 2000 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED

AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 2.06% AND 4.06%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.96% AND 4.72%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.13% AND 2.29% RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

MUNICIPAL BOND PORTFOLIO (CLASS B)
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001     $10.10   $0.32    $ 0.56    $ 0.88    ($0.32)       --     $10.66      8.85%     $ 39
  YEAR ENDED AUGUST 31, 2000      10.00    0.34      0.16      0.50     (0.34)   ($0.06)     10.10      5.14%       16
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)               10.66    0.25     (0.66)    (0.41)    (0.25)       --      10.00     (3.91%)       8

MUNICIPAL BOND PORTFOLIO (CLASS B)
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001    2.19%(1)      3.02%(1)        21%
  YEAR ENDED AUGUST 31, 2000    2.19%(1)      3.38%(1)        12%
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)             1.24%(1,3)    1.76%(1,3)      23%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31. 2002, AUGUST 31, 2001, AUGUST 31, 2000, AND AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 2.54% AND 3.02%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 3.11% AND 2.78%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.44% AND 1.96% RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      INCOME FROM INVESTMENT
                                                            OPERATIONS                  DIVIDENDS AND DISTRIBUTIONS
                                             ----------------------------------------   ----------------------------
                                                                                                       DISTRIBUTIONS
                                                                                                            TO
                                                           NET REALIZED                 DIVIDENDS TO   SHAREHOLDERS
                                 NET ASSET      NET            AND                      SHAREHOLDERS     FROM NET
                                  VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM     FROM NET       REALIZED
                                 BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT      GAINS ON
                                 OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS
U.S. GOVERNMENT MONEY MARKET
  PORTFOLIO (CLASS B)
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001      $1.000       $0.040         --             $0.040       ($0.040)        --
  YEAR ENDED AUGUST 31, 2000       1.000        0.040         --              0.040        (0.040)        --
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)                1.000        0.022         --              0.022        (0.022)        --

                                                                                                        RATIOS
                                                                                       ---------------------------------------
                                                                                                       RATIO OF NET
                                                                                        RATIO OF NET    INVESTMENT
                                                   NET ASSET               NET ASSETS    OPERATING        INCOME
                                                    VALUE,                   END OF     EXPENSES TO     (LOSS) TO     PORTFOLIO
                                                    END OF       TOTAL       PERIOD     AVERAGE NET    AVERAGE NET    TURNOVER
                                                    PERIOD      RETURN*     (000'S)        ASSETS         ASSETS        RATE
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
  YEAR ENDED AUGUST 31, 2002
  YEAR ENDED AUGUST 31, 2001                         $1.000       3.67%        $109      1.89%(1)       3.56%(1)       N/A
  YEAR ENDED AUGUST 31, 2000                          1.000       4.10%         115      1.87%(1)       4.06%(1)       N/A
JANUARY 4, 1999 TO AUGUST 31,
           1999 (2)                                   1.000       1.94%          70      1.06%(1,3)     1.82%(1,3)     N/A

(1) [WAIVERS IN 2002?] DURING THE FISCAL YEAR ENDED AUGUST 31, 2000 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 2001 AND AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.89% AND 3.56%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.87% AND 4.06% RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.10% AND 1.86%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

(2) COMMENCEMENT OF OFFERING.

(3) NOT ANNUALIZED.

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. AGGREGATE (NOT ANNUALIZED) TOTAL RETURN IS SHOWN FOR ANY PERIOD SHORTER THAN ONE YEAR.

                                                                                 HEALTH & BIOTECHNOLOGY PORTFOLIO*
                                                                      ----------------------------------------------------------
                                                                                            CLASS B SHARES
                                                                      ----------------------------------------------------------
                                                                           YEAR ENDED        YEAR ENDED         PERIOD ENDED
                                                                       APRIL 30, 2002(b)   APRIL 30, 2001   APRIL 30, 2000(a)(b)
                                                                      ------------------- ---------------- ---------------------
NET ASSET VALUE, BEGINNING OF YEAR ..................................       $ 16.33           $ 17.28             $ 10.00
                                                                            -------           -------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss ................................................         (0.36)            (0.42)              (0.31)
 Net realized and unrealized gain (loss) on investments .............         (1.30)            (0.02)               7.59(e)
                                                                            -------           -------             -------
 Total income (loss) from investment operations .....................         (1.66)            (0.44)               7.28
                                                                            -------           -------             -------
 Less distributions from net investment income ......................            --                --                  --
 Less distributions from net realized gain ..........................            --             (0.51)                 --
                                                                            -------           -------             -------
 Total distributions from net investment income and net realized gains           --             (0.51)                 --
                                                                            -------           -------             -------
NET ASSET VALUE, END OF YEAR ........................................       $ 14.67           $ 16.33             $ 17.28
                                                                            =======           =======             =======
TOTAL RETURN(c) .....................................................        (10.17)%           (3.24)%             72.80%
                                                                            =======           =======             =======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) .................................       $70,851           $89,831             $74,925
 Ratio of expenses to average net assets(d) .........................          2.79%             2.60%               2.60%
 Ratio of expenses to average net assets before waivers and
  reimbursements(d) .................................................          2.91%             2.81%               3.37%
 Ratio of net investment loss to average net assets(d) ..............         (2.08)%           (2.14)%             (1.94)%
 Portfolio turnover rate ............................................           172%              255%                144%

*The information reflects the operations of the Orbitex Health & Biotechnology Fund, which was reorganized into the Health & Biotechnology Portfolio.

(a) The commencement of investment operations was July 15, 1999.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

(e) Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of sales and redemptions for Portfolio shares in relation to fluctuating market values of the Portfolio's investment.

                                                                       TECHNOLOGY & COMMUNICATIONS
                                                                              PORTFOLIO*
                                                                  ------------------------------------
                                                                             CLASS B SHARES
                                                                  ------------------------------------
                                                                       YEAR ENDED        YEAR ENDED
                                                                   APRIL 30, 2002(b)   APRIL 30, 2001
                                                                  ------------------- ----------------
NET ASSET VALUE, BEGINNING OF YEAR ..............................         $15.81            $58.35
                                                                          ------            ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss ............................................          (0.26)            (0.63)
 Net realized and unrealized gain (loss) on investments .........          (8.26)           (26.00)
                                                                          ------            ------
 Total income (loss) from investment operations .................          (8.52)           (26.63)
                                                                          ------            ------
 Less distributions from net investment income ..................             --                --
 Less distributions from net realized gain ......................             --            (15.91)
                                                                          ------            ------
 Total distributions from net investment
  income and net realized gains .................................             --            (15.91)
                                                                          ------            ------
NET ASSET VALUE, END OF YEAR ....................................          $7.29            $15.81
                                                                          ======            ======
TOTAL RETURN(b) .................................................         (53.89)%          (58.17)%
                                                                          ======            ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) .............................        $24,500           $66,333
 Ratio of expenses to average net assets(d) .....................           2.88%             2.60%
 Ratio of expenses to average net assets before waivers and
  reimbursements(d) .............................................           3.41%             2.75%
 Ratio of net investment loss to average net assets(d) ..........          (2.53)%           (2.13)%
 Portfolio turnover rate ........................................            671%            1,045%

                                                                   TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                                  ---------------------------------------
                                                                              CLASS B SHARES
                                                                  ---------------------------------------
                                                                       YEAR ENDED        PERIOD ENDED
                                                                   APRIL 30, 2000(b)   APRIL 30, 1999(a)
                                                                  ------------------- ------------------
NET ASSET VALUE, BEGINNING OF YEAR ..............................        $30.48             $18.23
                                                                         ------             ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss ............................................         (1.10)             (0.08)
 Net realized and unrealized gain (loss) on investments .........         32.43              12.51
                                                                         ------             ------
 Total income (loss) from investment operations .................         31.33              12.43
                                                                         ------             ------
 Less distributions from net investment income ..................            --                 --
 Less distributions from net realized gain ......................         (3.46)             (0.18)
                                                                         ------             ------
 Total distributions from net investment
  income and net realized gains .................................         (3.46)             (0.18)
                                                                         ------             ------
NET ASSET VALUE, END OF YEAR ....................................        $58.35             $30.48
                                                                         ======             ======
TOTAL RETURN(c) .................................................        105.25%             68.67%
                                                                         ======             ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) .............................      $185,508            $18,904
 Ratio of expenses to average net assets(d) .....................          2.60%              2.41%

 Ratio of expenses to average net assets before waivers and
  reimbursements(d) .............................................          2.80%              4.41%
 Ratio of net investment loss to average net assets(d) ..........         (2.15)%            (1.40)%
 Portfolio turnover rate ........................................           222%               360%

*The information reflects the operations of the Orbitex Info-Tech & Communications Fund, which was reorganized into the Technology & Communications Portfolio.

(a) The commencement of investment operations was September 16, 1998.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

                                                                                FINANCIAL SERVICES PORTFOLIO*
                                                                           --------------------------------------
                                                                                       CLASS B SHARES
                                                                           --------------------------------------
                                                                                YEAR ENDED        PERIOD ENDED
                                                                            APRIL 30, 2002(b)   APRIL 30, 2001(a)
                                                                           ------------------- ------------------
NET ASSET VALUE, BEGINNING OF YEAR .......................................       $ 10.88           $ 10.00
                                                                                 -------           -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment (loss) ...................................................         (0.15)            (0.04)
 Net realized and unrealized gain (loss) on investments ..................          0.57              0.97
                                                                                 -------           -------
 Total income (loss) from investment operations ..........................          0.42              0.93
                                                                                 -------           -------
 Less distributions from net investment income ...........................            --                --
 Less distributions from net realized gain ...............................            --             (0.05)
 Total distributions from net investment income and net realized gains ...            --             (0.05)
                                                                                 -------           -------
NET ASSET VALUE, END OF YEAR .............................................       $ 11.30           $ 10.88
                                                                                 =======           =======
TOTAL RETURN(c) ..........................................................          3.86%             9.31%
                                                                                 =======           =======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ......................................       $ 2,895            $4,419
 Ratio of expenses to average net assets(d) ..............................          2.94%             2.60%
 Ratio of expenses to average net assets before waivers and
  reimbursements(d).......................................................          5.60%             5.32%
 Ratio of net investment loss to average net assets(d) ...................         (1.39)%           (0.73)%
 Portfolio turnover rate .................................................            55%               21%

*The information reflects the operations of the Orbitex Financial Services Fund, which was reorganized into the Financial Services Portfolio.

(a) The commencement of investment operations was August 1, 2000.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assumes no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

                                                                         ENERGY & BASIC MATERIALS PORTFOLIO*
                                                                       -------------------------------------
                                                                                  CLASS B SHARES
                                                                       ------------------------------------
                                                                            YEAR ENDED        YEAR ENDED
                                                                        APRIL 30, 2002(b)   APRIL 30, 2001
                                                                       ------------------- ----------------
NET ASSET VALUE, BEGINNING OF YEAR ...................................      $20.26              $18.58
                                                                            ------              ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss .................................................       (0.31)              (0.18)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ..............................................       (1.68)               3.11
                                                                            ------              ------
 Total income (loss) from investment operations ......................       (1.99)               2.93
                                                                            ------              ------
 Less distributions from net investment income .......................          --                  --
 Less distributions from net realized gain ...........................       (1.54)              (1.25)
                                                                            ------              ------
 Total distributions from net investment income and net realized
  gains ..............................................................       (1.54)              (1.25)
                                                                            ------              ------
NET ASSET VALUE, END OF YEAR .........................................      $16.73              $20.26
                                                                            ======              ======
TOTAL RETURN(c) ......................................................       (7.91)%             18.15%
                                                                            ======              ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ..................................      $4,977              $6,317
 Ratio of expenses to average net assets(d) ..........................        2.90%               2.60%
 Ratio of total expenses to average net assets before waivers and
  reimbursements(d) ..................................................        4.53%               4.32%
 Ratio of net investment loss to average net assets(d) ...............       (2.01)%             (1.50)%
 Portfolio turnover rate .............................................         835%                476%

                                                                         ENERGY & BASIC MATERIALS PORTFOLIO
                                                                       -----------------------------------------
                                                                                    CLASS B SHARES
                                                                       -----------------------------------------
                                                                            YEAR ENDED          PERIOD ENDED
                                                                        APRIL 30, 2000(b)   APRIL 30, 1999(a)(b)
                                                                       ------------------- ---------------------
NET ASSET VALUE, BEGINNING OF YEAR ...................................      $14.98                 $12.22
                                                                            ------                 ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss .................................................       (0.18)                 (0.05)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ..............................................        3.78                   3.21(e)
                                                                            ------                 ------
 Total income (loss) from investment operations ......................        3.60                   3.16
                                                                            ------                 ------
 Less distributions from net investment income .......................          --                  (0.40)
 Less distributions from net realized gain ...........................          --                   0.00(f)
                                                                            ------                 ------
 Total distributions from net investment income and net realized
  gains ..............................................................          --                  (0.40)
                                                                            ------                 ------
NET ASSET VALUE, END OF YEAR .........................................      $18.58                 $14.98
                                                                            ======                 ======
TOTAL RETURN(c) ......................................................       24.03%                 26.92%
                                                                            ======                 ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ..................................      $2,377                   $408
 Ratio of expenses to average net assets(d) ..........................        2.60%                  2.40%
 Ratio of total expenses to average net assets before waivers and
  reimbursements(d) ..................................................        4.67%                  8.49%
 Ratio of net investment loss to average net assets(d) ...............       (1.12)%                (0.66)%
 Portfolio turnover rate .............................................         735%                   921%

*The information reflects the operations of the Orbitex Energy & Basic Materials Fund, which was reorganized into the Energy & Basic Materials Portfolio.

(a) The commencement of this class was September 21, 1998.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

(e) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the Adviser.

(f) Amount represents less than $0.01 per share.

                                 CLASS B SHARES
                                   PROSPECTUS

                                     [LOGO]

Additional information about each Portfolio's investments is available in the Trust's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about each Portfolio. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Trust, or to make shareholder inquiries, please call:
(800) 807-FUND

You also may obtain information about the Trust by calling your financial advisor or by visiting our Internet site at:

                           HTTP://WWW. SARATOGACAP.COM

Information about the Trust (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

The Trust's Investment Company Act file number is 811-08542.

[LOGO]

                                 CLASS C SHARES

                          PROSPECTUS -- JANUARY 1, 2003

            T H E  S A R A T O G A  A D V A N T A G E  T R U S T

The Saratoga Advantage Trust is a mutual fund company comprised of 12 separate mutual fund portfolios, each with its own distinctive investment objectives and policies. The Portfolios are:

                    - U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                       - INVESTMENT QUALITY BOND PORTFOLIO

                           - MUNICIPAL BOND PORTFOLIO

                     - LARGE CAPITALIZATION VALUE PORTFOLIO

                     - LARGE CAPITALIZATION GROWTH PORTFOLIO

                         - MID CAPITALIZATION PORTFOLIO

                        - SMALL CAPITALIZATION PORTFOLIO

                        - INTERNATIONAL EQUITY PORTFOLIO

                       - HEALTH & BIOTECHNOLOGY PORTFOLIO

                     - TECHNOLOGY & COMMUNICATIONS PORTFOLIO

                         - FINANCIAL SERVICES PORTFOLIO

                      - ENERGY & BASIC MATERIALS PORTFOLIO

THE PORTFOLIOS ARE MANAGED BY ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC (THE "MANAGER"). EACH PORTFOLIO IS ADVISED BY AN INVESTMENT ADVISER SELECTED AND SUPERVISED BY THE MANAGER.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE PORTFOLIOS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO......................
INVESTMENT QUALITY BOND PORTFOLIO...........................
MUNICIPAL BOND PORTFOLIO....................................
LARGE CAPITALIZATION VALUE PORTFOLIO........................
LARGE CAPITALIZATION GROWTH PORTFOLIO.......................
MID CAPITALIZATION PORTFOLIO................................
SMALL CAPITALIZATION PORTFOLIO..............................
INTERNATIONAL EQUITY PORTFOLIO..............................
HEALTH & BIOTECHNOLOGY PORTFOLIO............................
TECHNOLOGY & COMMUNICATIONS PORTFOLIO.......................
FINANCIAL SERVICES PORTFOLIO................................
ENERGY & BASIC MATERIALS PORTFOLIO..........................

SUMMARY OF TRUST EXPENSES...................................
ADDITIONAL INVESTMENT STRATEGY INFORMATION..................
ADDITIONAL RISK INFORMATION.................................
INVESTMENT MANAGER..........................................
ADVISERS....................................................
ADMINISTRATION..............................................

SHAREHOLDER INFORMATION
PRICING OF PORTFOLIO SHARES.................................
PURCHASE OF SHARES..........................................
CONTINGENT DEFERRED SALES CHARGE............................
PLAN OF DISTRIBUTION........................................
REDEMPTION OF SHARES........................................
DIVIDENDS AND DISTRIBUTIONS.................................
TAX CONSEQUENCES............................................
FINANCIAL HIGHLIGHTS........................................

            Notice of Privacy Policy for the Saratoga Advantage Trust

The Saratoga Advantage Trust ("Saratoga") respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is the information we collect from you on applications or other forms, from your activities on our website, and from the transactions you make with us, our affiliates, or third parties. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. Specifically, so that we may continue to offer you investment products and services to help you meet your investing needs, and to effect transactions that you request or authorize, we may disclose the nonpublic personal information we collect to companies that perform services on our behalf, such as Saratoga's transfer agent, or printers and mailers that assist us in distribution of investor materials. These companies are instructed to use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

                       This is not part of the Prospectus.

                                 THE PORTFOLIOS

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

THE ADVISER

The Portfolio is advised by Sterling Capital Management Company. All investment decisions for the Portfolio are made by Sterling Capital's investment committee.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. Government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

The U.S. Government securities that the Portfolio may purchase include:

- U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

- Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

- Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Bank.

- Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements with respect to securities issued by the U.S. Government, its agencies and instrumentalities.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objectives.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Portfolio is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

Credit risk is minimal with respect to the Portfolio's U.S. Government securities investments. Repurchase agreements involve a greater degree of credit risk. The Adviser, however, actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Portfolio, to invest only in high quality debt obligations and short maturities.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in this Portfolio.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS CALENDAR YEARS*

                              1995  5.40%
                              '96   4.32%
                              '97   4.47%
                              '98   4.44%
                              '99   3.28%
                              '00   3.46%
                              '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class C shares was [SUPPLY]%.

* CLASS C SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND C SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS C SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                               PAST 1     PAST 5    LIFE OF PORTFOLIO
                                                                YEAR      YEARS      (SINCE 9/2/94)
-----------------------------------------------------------------------------------------------------
U.S. Government Money Market Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
-----------------------------------------------------------------------------------------------------
90 Day T-Bills
-----------------------------------------------------------------------------------------------------
Index:  (Reflects no deduction for fees, expenses or taxes)
Lipper U.S. Treasury Money Market Index(2)
-----------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS C SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS C SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS C SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE LIPPER U.S. TREASURY MONEY MARKET FUND INDEX CONSISTS OF THE 30 LARGEST MUTUAL FUNDS THAT INVEST PRINCIPALLY IN U.S. TREASURY OBLIGATIONS WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF LESS THAN 90 DAYS. THESE FUNDS INTEND TO KEEP A CONSTANT NET ASSET VALUE. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INVESTMENT QUALITY BOND PORTFOLIO

INVESTMENT OBJECTIVE

The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.

THE ADVISER

The Investment Quality Bond Portfolio is advised by Fox Asset Management, L.L.C. The Portfolio is managed by a team that includes J. Peter Skirkanich, John Sampson, James O'Mealia and Doug Edler. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Sampson is a Managing Director and joined the firm in 1998 from Pharos Management LLC, a consulting firm specializing in fixed income investments. Mr. O'Mealia is a Managing Director of Fox and joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President. Mr. Edler is a Senior Vice President of Fox; he joined Fox in 1999 from J. P. Morgan & Co., Inc., where he managed that firm's proprietary fixed income investments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities or in non-rated securities considered by the Adviser to be of comparable quality. The Portfolio may also invest in non-convertible fixed income preferred stock and mortgage pass-through securities. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.

Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest principal payments made by the individual borrowers on the pooled mortgage loans.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These securities are either direct obligations of the U.S. Government, or the issuing agency/instrumentality has the right to borrow from the U.S. Treasury to meet its obligations, although the Treasury is not legally required to extend credit to the agency/instrumentality.

Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. Government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

FIXED-INCOME SECURITIES. Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities, such as corporate bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

MORTGAGE-BACKED SECURITIES. The Portfolio may invest in mortgage-backed securities, such as mortgage pass-through securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with junk bonds. For more information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS CALENDAR YEARS*

                             1995  12.44%
                             '96    3.15%
                             '97    6.58%
                             '98    6.47%
                             '99   -0.73%
                             '00    7.93%
                             '01

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class C shares was [SUPPLY]%.

* CLASS C SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND C SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS C SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL
TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                               PAST 1     PAST 5    LIFE OF PORTFOLIO
                                                                YEAR      YEARS      (SINCE 9/2/94)
-----------------------------------------------------------------------------------------------------
Investment Quality Bond Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
-----------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
Lehman Intermediate Government/Credit Bond Index(2)
-----------------------------------------------------------------------------------------------------
Lipper Short-Intermediate Investment Grade Debt Funds
 Index(3)
-----------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS C SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS C SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS C SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX IS COMPOSED OF THE BONDS IN THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX THAT HAVE MATURITIES BETWEEN 1 AND 9.99 YEARS. THE LEHMAN INTERMEDIATE GOVERNMENT/ CREDIT BOND INDEX CONSISTS OF APPROXIMATELY 5,400 ISSUES. THE SECURITIES MUST BE INVESTMENT GRADE (BAA OR HIGHER) WITH AMOUNTS OUTSTANDING IN EXCESS OF $1 MILLION AND HAVE AT LEAST ONE YEAR TO MATURITY. THE LEHMAN INTERMEDIATE GOVERNMENT/ CREDIT BOND INDEX IS AN UNMANAGED INDEX THAT DOES NOT INCLUDE FEES AND EXPENSES. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(3) THE LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX CONSISTS OF THE 30 LARGEST MUTUAL FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN INVESTMENT GRADE DEBT ISSUES (RATED IN THE TOP FOUR GRADES) WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF 1 TO 5 YEARS. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

MUNICIPAL BOND PORTFOLIO

INVESTMENT OBJECTIVE

The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

THE ADVISER

The Portfolio is advised by OpCap Advisors. It is managed by a management team lead by Matthew Greenwald, Senior Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management. Mr. Greenwald is a graduate of Penn State University and earned his MBA from Columbia University.

PRINCIPAL INVESTMENT STRATEGIES

As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative income tax" although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income.

Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes, and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

CREDIT AND INTEREST RATE RISKS. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS CALENDAR YEARS*

                             1995  15.21%
                             '96    3.05%
                             '97    8.27%
                             '98    5.38%
                             '99   -6.72%
                             '00   11.41%
                             '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class C shares was [SUPPLY]%.

* CLASS C SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND C SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS C SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                               PAST 1     PAST 5    LIFE OF PORTFOLIO
                                                                YEAR      YEARS      (SINCE 9/2/94)
-----------------------------------------------------------------------------------------------------
Municipal Bond Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
-----------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
Lehman Brothers Municipal Bond Index(2)
-----------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds Index(3)
-----------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS C SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS C SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS C SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX CONSISTS OF APPROXIMATELY 25,000 MUNICIPAL BONDS WHICH ARE SELECTED TO BE REPRESENTATIVE OF THE LONG-TERM, INVESTMENT GRADE TAX-EXEMPT BOND MARKET. THE BONDS SELECTED FOR THE INDEX HAVE THE FOLLOWING CHARACTERISTICS: A MINIMUM CREDIT RATING OF AT LEAST BAA; AN ORIGINAL ISSUE OF AT LEAST $50 MILLION; AT LEAST $3 MILLION OF THE ISSUE OUTSTANDING; ISSUED WITHIN THE LAST FIVE YEARS; AND A MATURITY OF AT LEAST ONE YEAR. THE LEHMAN INDEX IS AN UNMANAGED INDEX THAT DOES NOT INCLUDE FEES AND EXPENSES. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(3) THE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX CONSISTS OF THE 30 LARGEST MUTUAL FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN MUNICIPAL DEBT ISSUES IN THE TOP FOUR CREDIT RATINGS. INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

LARGE CAPITALIZATION VALUE PORTFOLIO

INVESTMENT OBJECTIVE

The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

THE ADVISER

The Portfolio is advised by OpCap Advisors. It is managed by a portfolio team comprised of senior professionals of OpCap Advisors. One member of the team, Frank LeCates, has primary supervisory authority over implementation of the management team's purchase and sale recommendations. Mr. LeCates is the Director of Research at Oppenheimer Capital, the parent of OpCap Advisors. Mr. LeCates brings 33 years of investment experience to his current position. Formerly with Donaldson, Lufkin & Jenrette for 18 years, he has served as head of institutional equity sales, Director of Research and as a securities analyst. Mr. LeCates, a Chartered Financial Analyst, is a graduate of Princeton University and earned his MBA in finance from Harvard Business School.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks of issuers with total market capitalizations of $1 billion or greater at the time of purchase. In determining which securities to buy, hold or sell, the Adviser focuses its investment selection on highly liquid equity securities that, in the Adviser's opinion, have above average price appreciation potential at the time of purchase. In general, securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the issuer's ability to generate cash flow in excess of business needs and sustain above average profitability, as well as industry outlook and market share, are also considered by the Adviser.

In addition, the Portfolio may invest in stock index futures contracts and options.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

COMMON STOCKS. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with stock index futures contracts and options. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS CALENDAR YEARS*

                           1995  36.98%
                           '96   23.98%
                           '97   25.49%
                           '98   11.77%
                           '99    0.52%
                           '00    9.37%
                           '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class C shares was [SUPPLY]%.

* CLASS C SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND C SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS C SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                               PAST 1     PAST 5    LIFE OF PORTFOLIO
                                                                YEAR      YEARS       SINCE 9/2/94)
-----------------------------------------------------------------------------------------------------
Large Capitalization Value Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
-----------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P/Barra Value Index(2)
-----------------------------------------------------------------------------------------------------
Morningstar Large Value Average(3)
-----------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS C SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS C SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS C SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE S&P/BARRA VALUE INDEX IS CONSTRUCTED BY DIVIDING THE STOCKS IN THE S&P 500 INDEX ACCORDING TO PRICE-TO-BOOK RATIOS. THIS UNMANAGED INDEX CONTAINS STOCKS WITH LOWER PRICE-TO-BOOK RATIOS AND IS MARKET CAPITALIZATION WEIGHTED. THE S&P/BARRA VALUE INDEX DOES NOT INCLUDE FEES AND EXPENSES, AND INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(3) THE MORNINGSTAR LARGE VALUE AVERAGE, AS OF AUGUST 31, 2001, CONSISTED OF 774 MUTUAL FUNDS COMPRISED OF LARGE MARKET CAPITALIZATION STOCKS WITH THE LOWEST COMBINATIONS OF PRICE-TO-EARNINGS AND PRICE-TO-BOOK SCORES. INVESTORS MAY NOT INVEST IN THE AVERAGE DIRECTLY.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

LARGE CAPITALIZATION GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Large Capitalization Growth Portfolio seeks capital appreciation.

THE ADVISER

The Portfolio is advised by Harris Bretall Sullivan & Smith, L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team lead by Gordon Ceresino and David Post. Mr. Ceresino is Chief Executive Officer of Harris Bretall and has been associated with the firm since 1991. Mr. Post is a Partner of Harris Bretall and has been associated with the firm since 1994.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks of issuers with total market capitalizations of $3 billion or more. The Portfolio will normally invest in common stocks that, in the Adviser's opinion, are characterized by earnings growth in excess of that of the S&P 500. In deciding which securities to buy, hold or sell, the Adviser evaluates factors believed to be favorable to long-term capital appreciation, including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Adviser also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

COMMON STOCKS. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS CALENDAR YEARS*

                          1995   28.98%
                          '96    13.43%
                          '97    32.52%
                          '98    36.44%
                          '99    33.83%
                          '00   -22.94%
                          '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class C shares was [SUPPLY]%.

* CLASS C SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND C SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS C SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                                PAST        PAST     LIFE OF PORTFOLIO
                                                               1 YEAR     5 YEARS     (SINCE 9/2/94)
------------------------------------------------------------------------------------------------------
Large Capitalization Growth Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P/Barra Growth Index(2)
------------------------------------------------------------------------------------------------------
Morningstar Large Growth Average(3)
------------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS C SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS C SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS C SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE S&P/BARRA GROWTH INDEX IS CONSTRUCTED BY DIVIDING THE STOCKS IN THE S&P 500 INDEX ACCORDING TO PRICE-TO-BOOK RATIOS. THIS UNMANAGED INDEX CONTAINS STOCKS WITH HIGHER PRICE-TO-BOOK RATIOS AND IS MARKET CAPITALIZATION WEIGHTED. THE S&P/BARRA GROWTH INDEX DOES NOT INCLUDE FEES AND EXPENSES, AND INVESTORS MAY NOT INVEST DIRECTLY IN THE INDEX.

(3) THE MORNINGSTAR LARGE GROWTH AVERAGE, AS OF AUGUST 31, 2001, CONSISTED OF 967 MUTUAL FUNDS COMPRISED OF LARGE MARKET CAPITALIZATION STOCKS WITH THE HIGHEST COMBINATIONS OF PRICE-TO-EARNINGS AND PRICE-TO-BOOK SCORES. INVESTORS MAY NOT INVEST IN THE AVERAGE DIRECTLY.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

MID CAPITALIZATION PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. companies that have a market capitalization of between $1 billion and $15 billion at the time of purchase. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may invest up to 20% of its total assets in the equity securities of foreign companies and in securities convertible into the common stock of U.S. companies, such as convertible preferred stock and convertible bonds. The Portfolio may also invest in debt securities such as corporate bonds, government securities and mortgage and other asset-backed securities.

The Portfolio strives to provide long-term capital appreciation through a multi-factor selection process. In seeking to accomplish this goal, the Adviser uses fundamental analysis to invest in stocks that are believed to be less expensive than comparable companies as determined by price/earnings ratios, cash flows or other measures. The Adviser also uses quantitative screening in seeking to identify mid-cap companies with attractive earnings growth, revenue growth, and balance sheet strength. The Adviser also attempts to identify industry and economic themes that can drive company profits.

The Portfolio may invest in companies that the adviser believes are undervalued and may be subject to positive changes from new markets/products, restructuring, acquisitions, divestitures, mergers, change in management, regulatory change, or other changes that will enhance the value of the company.

The Adviser may sell those holdings that have exceeded their relative value price targets and may also sell the securities of a company that has experienced a fundamental change from the reasons that prompted the initial purchase of the stock. If changes for the better have not materialized, the stock may be sold. A final decision for selling a security is made after all factors are analyzed.

PRINCIPAL RISKS

MID-SIZED COMPANIES. The Portfolio will invest primarily in companies with medium market capitalizations. Market capitalization refers to the total market value of the outstanding stock of a company. Mid cap companies generally have a market capitalization between $1 billion and $15 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Mid cap companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend.

OTHER RISKS. The performance of the Portfolio will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE.

As of December 31, 2001, neither the Portfolio nor its predecessor fund had been in existence for at least one calendar year, and therefore no past performance is shown.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

SMALL CAPITALIZATION PORTFOLIO

INVESTMENT OBJECTIVE

The Small Capitalization Portfolio seeks maximum capital appreciation.

THE ADVISER

The Portfolio is advised by Fox Asset Management, L.L.C. It is managed by a management team led by J. Peter Skirkanich and George C. Pierides, who are the key small-cap personnel on the firm's Investment Committee. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Pierides is a Managing Director who spearheads the firm's small-cap efforts; he joined the firm in 1995 from Windward Asset Management.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will normally invest at least 80% of its assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000 Index. The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks with compelling valuations and fundamentals that are small relative to their industries, and it will not immediately sell a security that was bought as a SMALL-CAP stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

COMMON STOCKS. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

SMALL AND MEDIUM CAPITALIZATION COMPANIES. The Portfolio's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS CALENDAR YEARS*

                          1995   27.31%
                          '96    15.89%
                          '97    23.20%
                          '98   -18.61%
                          '99    12.77%
                          '00    19.83%
                          '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class C shares was [SUPPLY]%.

* CLASS C SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND C SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS C SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                                  PAST 1         PAST 5    LIFE OF PORTFOLIO
                                                                   YEAR          YEARS      (SINCE 9/2/94)
------------------------------------------------------------------------------------------------------------
Small Capitalization Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
Russell 2000 Index(2)
------------------------------------------------------------------------------------------------------------
Morningstar Small Blend Average(3)
------------------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS C SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS C SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS C SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE RUSSELL 2000 INDEX IS COMPRISED OF THE 2,000 SMALLEST U.S. DOMICILED PUBLICLY TRADED COMMON STOCKS WHICH ARE INCLUDED

IN THE RUSSELL 3000 INDEX. THE COMMON STOCKS INCLUDED IN THE RUSSELL 2000 INDEX REPRESENT APPROXIMATELY 10% OF THE U.S. EQUITY MARKET AS MEASURED BY MARKET CAPITALIZATION. THE RUSSELL 3000 INDEX IS AN UNMANAGED INDEX OF THE 3,000 LARGEST U.S. DOMICILED PUBLICLY TRADED COMMON STOCKS BY MARKET CAPITALIZATION REPRESENTING APPROXIMATELY 98% OF THE U.S. PUBLICLY TRADED EQUITY MARKET. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX WHICH DOES NOT INCLUDE FEES AND EXPENSES, AND WHOSE PERFORMANCE REFLECTS REINVESTED DIVIDENDS. INVESTORS MAY NOT INVEST IN THE INDEX DIRECTLY.

(3) THE MORNINGSTAR SMALL BLEND AVERAGE, AS OF AUGUST 31, 2001, CONSISTED OF 241 MUTUAL FUNDS COMPRISED OF SMALL MARKET CAPITALIZATION STOCKS THAT FALL BETWEEN THE HIGHEST AND LOWEST COMBINATIONS OF PRICE-TO-EARNINGS AND PRICE-TO-BOOK SCORES. INVESTORS MAY NOT INVEST IN THE AVERAGE DIRECTLY.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its assets in the equity securities of companies located outside of the United States. Equity securities consist of common and preferred stock and other securities such as depositary receipts, bonds, rights and warrants that are convertible into common stock. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries, including countries with developing and emerging economies. The Portfolio expects that its investments in foreign issuers will generally take the form of depositary receipts. These are dollar denominated receipts which represent and may be converted into the underlying foreign security. Depositary receipts are publicly traded on exchanges or over-the-counter in the United States. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, industry prospects and other factors such as an issuer's competitive position or potential earnings.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

FOREIGN SECURITIES. A principal risk of investing in the Portfolio is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets. Delays in purchasing securities may result in the Portfolio losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in the value of the securities. Issuers of the foreign security represented by a depositary receipt may not be obligated to disclose material information in the United States.

The Portfolio may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

The Portfolio may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LIFE OF THE PORTFOLIO.

[INSERT GRAPH]

ANNUAL TOTAL RETURNS CALENDAR YEARS*

                          1995    3.08%
                          '96     6.56%
                          '97     6.91%
                          '98    13.22%
                          '99    35.64%
                          '00   -19.78%
                          '01

During the period shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 for Class C shares was [SUPPLY]%.

* CLASS C SHARES OF THE PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1999. THE RETURNS SHOWN IN THE CHART FOR THE CALENDAR YEARS 1995 THROUGH 1998 ARE FOR CLASS I SHARES OF THE PORTFOLIO WHICH ARE OFFERED IN A SEPARATE PROSPECTUS. CLASS I AND C SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS FOR CLASS C SHARES WOULD DIFFER FROM THOSE FOR CLASS I ONLY TO THE EXTENT THAT THE CLASSES HAVE DIFFERENT EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time. THE RETURNS ASSUME YOU SOLD THE SHARES AT THE END OF EACH PERIOD AND YOU WERE CHARGED A CONTINGENT DEFERRED SALES CHARGE. OF COURSE, IF YOU DID NOT SELL YOUR SHARES

AT THE END OF THE PERIOD, YOUR RETURN WOULD BE HIGHER.

             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                                   PAST           PAST     LIFE OF PORTFOLIO
                                                                  1 YEAR        5 YEARS     (SINCE 9/2/94)
------------------------------------------------------------------------------------------------------------
International Equity Portfolio(1):
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------------------
Index:  (Reflects no deduction for fees, expenses or taxes)
Morgan Stanley EAFE Index (U.S. Dollars)(2)
------------------------------------------------------------------------------------------------------------

(1) THE RETURN FOR THE PAST 1 YEAR IS FOR CLASS C SHARES, WHICH COMMENCED OPERATIONS ON 1/4/99. THE RETURNS FOR PERIODS PRIOR TO THAT DATE ARE BASED ON CLASS I SHARES OF THE PORTFOLIO THAT HAVE LOWER EXPENSES THAN CLASS C SHARES. THE RETURNS FOR ALL PERIODS INDICATED REFLECT THE IMPOSITION OF A CONTINGENT DEFERRED SALES CHARGE ASSESSED ON CLASS C SHARES AS DESCRIBED UNDER "CONTINGENT DEFERRED SALES CHARGE."

(2) THE EUROPE, AUSTRALIA, FAR EAST INDEX (EAFE) IS A WIDELY RECOGNIZED INDEX PREPARED BY MORGAN STANLEY CAPITAL INTERNATIONAL. THIS UNMANAGED INDEX CONSISTS OF NON-U.S. COMPANIES WHICH ARE LISTED ON ONE OF TWENTY FOREIGN MARKETS AND ASSUMES THE REINVESTMENT OF DIVIDENDS. THIS INDEX DOES NOT INCLUDE FEES AND EXPENSES, AND INVESTORS MAY NOT INVEST IN THE INDEX DIRECTLY. THE GROSS DOMESTIC PRODUCT (GDP) VERSION OF THE INDEX IS USED ABOVE.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

HEALTH & BIOTECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity, equity-related or debt securities of healthcare companies and biotechnology companies, regardless of their stock market value (or "market capitalization"). The Portfolio expects to invest primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Portfolio may invest up to 25% of its assets in the securities of foreign issuers. The Portfolio composition is based on a "bottom-up" blending of value and growth criteria as well as identifying investment and economic themes that the Adviser believes can drive profits. The Portfolio will invest in companies that the Adviser expects will capitalize on emerging changes in the healthcare and biotechnology industries.

"Healthcare company," for purposes of Portfolio investments, is defined as an entity that is principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; and design, manufacture, or sale of healthcare-related products and services.

"Biotechnology company," for purposes of Portfolio investments, is defined as an entity that is principally engaged in: research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments.

The Portfolio also defines a "healthcare or biotechnology company" as an entity that is principally engaged in providing materials, products or services to a healthcare or biotechnology company. The Portfolio considers a company to be "principally engaged" in one of the above activities if at least 50% of its revenues or profits comes from those activities or at least 50% of the company's assets were devoted to such activities based upon the company's most recent fiscal year.

The Portfolio may sell those holdings that it has identified as having exceeded their fair market value and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Portfolio may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

PRINCIPAL RISKS

HEALTHCARE AND BIOTECHNOLOGY SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

NON-DIVERSIFICATION. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Health & Biotechnology Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class C shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's maximum applicable contingent deferred sales charge for Class C shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, the returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                          %
                                          %
                                          %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS C SHARES MAXIMUM APPLICABLE CONTINGENT DERFFERRED SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 1/18/00)
------------------------------------------------------------------------------------------------
Health & Biotechnology Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions

         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Health & Biotechnology Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS C SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE LIPPER HEALTH & BIOTECHNOLOGY FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their market capitalization. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and internet and network equipment and services.

The Portfolio invests in common stock of domestic and foreign issuers regardless of their size. In addition, the Portfolio expects to invest primarily in U.S. and foreign common stocks, but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the communications, information and technology industries.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, estimates and management. However, if the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

PRINCIPAL RISKS

TECHNOLOGY AND COMMUNICATIONS SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the information, communications, and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

EMERGING TECHNOLOGY SECTOR RISK. Because of its narrow focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

NON-DIVERSIFICATION. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Info-Tech & Communications Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class C shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's maximum applicable contingent deferred sales charge for Class C shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, the returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                            %
                                            %
                                            %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS C SHARES MAXIMUM APPLICABLE CONTINGENT DERFFERRED SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 1/14/00)
------------------------------------------------------------------------------------------------
Technology & Communications Portfolio:

         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Science & Technology Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS C SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

FINANCIAL SERVICES PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by [to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign securities issued by financial services companies as well as related services and technology companies, regardless of their stock market value (or "market capitalization"). Normally at least 25% of the Portfolio's total assets is expected to be in securities of companies in the Finance and Insurance industries, and up to 25% in foreign companies. The Adviser expects to invest primarily in U.S. and foreign common stocks, but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the financial services industries.

The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates and management

"Financial services company," for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities based on the company's most recent fiscal year. Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under SEC regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

The Adviser may sell those holdings that it has identified as having exceeded their fair market value, and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Portfolio may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry. PRINCIPAL RISKS

FINANCIAL SERVICES SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio's performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates. The repeal of the Glass-Steagall Act of 1933 should also have an impact on the profitability of financial services companies and on the performance of the Portfolio. It will reduce the separation between commercial and investment banking businesses and permit banks to expand their services. This expansion could expose banks to increased competition from well-established competitors. The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

NON-DIVERSIFICATION. Because the Financial Services Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Financial Services Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class C shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's maximum applicable contingent deferred sales charge for Class C shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, the returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

[INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                          %
                                          %
                                          %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS C SHARES MAXIMUM APPLICABLE CONTINGENT DERFFERRED SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 8/1/00)
------------------------------------------------------------------------------------------------
Financial Services Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices:  (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Financial Services Sector Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS C SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE S&P FINANCIAL SERVICES SECTOR INDEX, IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY S&P.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

ENERGY & BASIC MATERIALS PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

THE ADVISER

The Portfolio is advised by to be determined].

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests in common stock of domestic and foreign issuers regardless of their size. It expects to invest primarily in U.S. common stocks but may also invest in other types of equity securities and debt securities of any quality, and may invest up to 25% of its total assets in foreign companies.

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by companies involved in the exploration, development, production or distribution of oil, natural gas, coal and uranium, basic materials such as metals, minerals, chemicals, water, forest products, precious metals, and other related industries. The Portfolio also invest a portion of its assets in securities of companies in the oil and natural gas exploration, development, production and distribution industry, securities of companies in the mining industry, and securities of companies in the precious metals industry.

The Portfolio invests in securities of companies that are deemed to be undervalued, and therefore are believed to offer above-average potential for capital appreciation. These securities include securities of companies that are engaged in the energy, basic materials and other related businesses that are out of favor with investors and are trading at prices that the adviser believes are below their true worth based on each company's potential earnings, asset values and dividend yield.

PRINCIPAL RISKS

ENERGY AND BASIC MATERIALS SECTOR. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

NON-DIVERSIFICATION. Because the Energy & Basic Materials Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

OTHER RISKS. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

PAST PERFORMANCE

For the periods shown in the bar chart and table below, the Portfolio operated as a separate fund called the Orbitex Energy & Basic Materials Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.

The bar chart below shows the performance of the Class C shares of the Predecessor Fund. The table gives some indication of the risks of an investment in the Portfolio by comparing the Predecessor Fund's performance with a broad measure of market performance. Past performance does not necessarily indicate how the Portfolio will perform in the future.

The returns in the bar chart do not include the effect of the Predecessor Fund's maximum applicable contingent deferred sales charge for Class C shares, but do include the effect of fee waivers and expense reimbursements by Orbitex Management, Inc. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, the returns would have been lower than those shown.

ANNUAL TOTAL RETURNS

 [INSERT GRAPH]

ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                          %
                                          %
                                          %

During the periods shown in the bar chart, the highest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]) and the lowest return for a calendar quarter was [SUPPLY]% (quarter ended [DATE]). Year-to-date total return as of September 30, 2002 was [SUPPLY]%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE PREDECESSOR FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE RETURNS IN THE TABLE INCLUDE THE EFFECT OF CLASS C SHARES MAXIMUM APPLICABLE CONTINGENT DERFFERRED SALES CHARGE AND THE EFFECT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS BY ORBITEX MANAGEMENT, INC. IF THOSE WAIVERS HAD NOT BEEN IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER. THE RETURNS ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

           AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001) (1)

                                                         PAST          PAST    LIFE OF PORTFOLIO
                                                        1 YEAR       5 YEARS    (SINCE 9/21/98)
------------------------------------------------------------------------------------------------
Energy & Basic Materials Portfolio:
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
                  and Sale of Portfolio Shares
------------------------------------------------------------------------------------------------
Indices: (Reflect no deduction for fees, expenses or taxes)
S&P 500(Reg. TM) Index (2)
------------------------------------------------------------------------------------------------

Lipper Natural Resources Funds Index (3)

(1) THE PERFORMANCE FIGURES SHOWN ABOVE REFLECT THE PERFORMANCE OF CLASS C SHARES OF THE PREDECESSOR FUND.

(2) THE S&P 500(REG. TM) INDEX IS AN UNMANAGED INDEX. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS; UNLIKE THE PORTFOLIO'S RETURNS, HOWEVER, INDEX RETURNS DO NOT REFLECT ANY FEES OR EXPENSES.

(3) THE LIPPER NATURAL RESOURCES FUNDS INDEX IS AN EQUAL-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS, OF THE LARGEST QUALIFYING FUNDS WITH THIS INVESTMENT OBJECTIVE, AND IS COMPILED BY LIPPER, INC.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FEES AND EXPENSES

For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                            SUMMARY OF TRUST EXPENSES

ANNUAL PORTFOLIO OPERATING EXPENSES. The following table lists the fees and expenses that an investor will incur as a shareholder of each of the Portfolios based on operating expenses incurred during the fiscal year ended August 31, 2002.

                                        U.S.
                                        GOVERNMENT          INVESTMENT                             LARGE
                                        MONEY               QUALITY            MUNICIPAL           CAPITALIZATION
                                        MARKET              BOND               BOND                VALUE
                                        PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                        --------------      -------------      --------------      --------------
SHAREHOLDER FEES
  Maximum Sales Charge on
   Purchases of Shares (as a % of
   offering price) ..................      NONE                 NONE                NONE                NONE
  Sales Charge on Reinvested
   Dividends (as a % of offering
   price) ...........................      NONE                 NONE                NONE                NONE
  Maximum Contingent Deferred
   Sales Charge (as a % of net
   asset value at the time of
   purchase or sale, whichever is
   less)(1) .........................
  Exchange Fee ......................      NONE                 NONE                NONE                NONE
ANNUAL PORTFOLIO OPERATING
EXPENSES (expenses that are
deducted form Portfolio assets as
a percentage of average net
assets)
    Management Fees .................     0.475%                0.55%               0.55%               0.65%
    Distribution (Rule 12b-1
     Expenses)(2) ...................      1.00%                1.00%               1.00%               1.00%
    Other Expenses ..................
                                          -----                -----               -----               -----
Total Annual Portfolio Operating
 Expenses(3) ........................
Fee Waiver (and/or Expense
 Reimbursement)* ....................
                                          -----                -----               -----               -----
Net Expenses ........................

                                    LARGE
                                    CAPITALIZATION  MID             SMALL           INTERNATIONAL  HEALTH &
                                    GROWTH          CAPITALIZATION  CAPITALIZATION  EQUITY         BIOTECHNOLOGY
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                   ---------------  --------------  --------------  -------------  -------------
SHAREHOLDER FEES
  Maximum Sales Charge on
   Purchases of Shares (as a % of
   offering price)................       NONE           NONE           NONE               NONE         NONE
   Dividends (as a % of offering
   price).........................       NONE           NONE           NONE               NONE         NONE
  Maximum Contingent Deferred
   Sales Charge (as a % of net
   asset value at the time of
   purchase or sale, whichever is
   less)(1).......................
  Exchange Fee....................       NONE           NONE           NONE               NONE         NONE
ANNUAL PORTFOLIO OPERATING
EXPENSES (expenses that are
deducted form Portfolio assets as
a percentage of average net
assets)
    Management Fees...............
    Distribution (Rule 12b-1
     Expenses)(2).................
    Other Expenses (4)............
                                       ------         ------         ------             ------       ------

Total Annual Portfolio Operating
 Expenses(3)......................
Fee Waiver (and/or Expense
 Reimbursement)*..................
                                       ------         ------         ------             ------       ------
Net Expenses......................

                                        TECHNOLOGY &        FINANCIAL          ENERGY &
                                        COMMUNICATIONS      SERVICES           BASIC MATERIALS
                                        PORTFOLIO           PORTFOLIO          PORTFOLIO
                                        --------------      -------------      --------------
SHAREHOLDER FEES..................         NONE               NONE                NONE
ANNUAL PORTFOLIO OPERATING
 EXPENSES
(expenses that are deducted form
 Portfolio assets as a percentage
 of average net assets)
  Management Fees*................
  Distribution (Rule 12b-1
   Expenses)......................
  Other Expenses* (4).................
                                            ------             ------              ------
  Total Annual Portfolio Operating
   Expenses.......................
  Fee Waiver (and/or Expense
   Reimbursement)*................
                                            ------             ------              ------
  Net Expenses*...................

(1) ONLY APPLICABLE TO REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE (SEE "CONTINGENT DEFERRED SALES CHARGE").

(2) THE 12B-1 FEE IS ACCRUED DAILY AND PAYABLE MONTHLY, AT THE ANNUAL RATE OF 1% OF THE AVERAGE NET ASSETS OF CLASS C SHARES. UP TO 0.25% OF THE AVERAGE DAILY NET ASSETS MAY BE PAID DIRECTLY TO THE MANAGER FOR SUPPORT SERVICES. A PORTION OF THE FEE PAYABLE PURSUANT TO THE PLAN TO THE PLAN, EQUAL TO 0.25% OF THE AVERAGE DAILY NET ASSETS, IS CURRENTLY CHARACTERIZED AS A SERVICE FEE. A SERVICE FEE IS A PAYMENT MADE FOR PERSONAL SERVICE AND/OR MAINTENANCE OF SHAREHOLDER ACCOUNTS.

(3) "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES," AS SHOWN ABOVE, ARE BASED UPON THE SUM OF MANAGEMENT FEES, 12B-1 FEES AND "OTHER EXPENSES."

(4) "OTHER EXPENSES" FOR THE MID CAPITALIZATION, HEALTH & BIOTECHNOLOGY, TECHNOLOGY & COMMUNICATIONS, FINANCIAL SERVICES AND ENERGY & BASIC MATERIALS PORTFOLIOS ARE ESTIMATED FOR THE CURRENT FISCAL YEAR.

*MANAGEMENT FEES, OTHER EXPENSES, FEE WAIVER AND/OR REIMBURSEMENT, AND NET
EXPENSES: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from .475% to 1.25% of the value of the average daily net assets of the Portfolio. The fees of each Adviser are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by each Portfolio are described under "Investment Manager." The Portfolios benefit from expense offset arrangements with the Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. During the most recent fiscal year, the amount of the expense offset as a percentage of net assets for each respective portfolio was as follows: U.S. Government Money Market, [SUPPLY]%; Investment Quality Bond, [SUPPLY]%; Municipal Bond, [SUPPLY]%; Large Capitalization Value, [SUPPLY]%; Large Capitalization Growth, [SUPPLY]%; Small Capitalization, [SUPPLY]%; and International Equity, [SUPPLY]%. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently waiving its management fees and/or assuming certain other operating expenses of the Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. The following are the Expense Caps for each of the Portfolios: U.S. Government Money Market, 2.25%; Investment Quality Bond, 2.40%; Municipal Bond, 2.40%; Large Capitalization Value, 3.00%; Large Capitalization Growth 3.00%, Mid Capitalization, 3.00%, 2.30%; Small Capitalization, 3.00%; International Equity, 3.30%; Health & Biotechnology 3.30%, Technology & Communications, 3.30% ; Financial Services, 3.30%; Energy & Basic Materials, 3.30%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice. [For the year ended August 31, 2002 reimbursement payments were made by the Portfolios to the Manager under the terms of the Expense Agreement.

EXAMPLE. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

-IF YOU SOLD YOUR SHARES:

                                                U.S.
                                                GOVERNMENT         INVESTMENT                         LARGE
                                                MONEY              QUALITY           MUNICIPAL        CAPITALIZATION
                                                MARKET             BOND              BOND             VALUE
                                                PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                -------------      ------------      -----------      ---------------
1 year....................................
3 years...................................
5 years...................................
10 years..................................

                                          LARGE
                                          CAPITALIZATION   MID             SMALL           INTERNATIONAL   HEALTH &
                                          GROWTH           CAPITALIZATION  CAPITALIZATION  EQUITY          BIOTECHNOLOGY
                                          PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          --------------   --------------- -------------  -----------    -----------
1 year....................................
3 years...................................
5 years...................................
10 years..................................

                                                     TECHNOLOGY &      FINANCIAL        ENERGY &
                                                     COMMUNICATIONS    SERVICES BASIC   MATERIALS
                                                     PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                     ---------------   --------------   ---------------
1 year....................................
5 years...................................
10 years..................................

-IF YOU HELD YOUR SHARES:

1 year....................................
3 years...................................
5 years...................................
10 years..................................

1 year....................................
3 years...................................
5 years...................................
10 years..................................

1 year....................................
3 years...................................
5 years...................................
10 years..................................

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to each Portfolio's principal strategies.

DEFENSIVE INVESTING. The Portfolios are intended primarily as vehicles for the implementation of a long-term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

FORWARD CURRENCY CONTRACTS. A Portfolio's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

INVESTMENT POLICIES. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

DERIVATIVES AND OTHER STRATEGIES. Certain Portfolios may invest in options, futures, foreign securities, foreign currencies, and other derivatives (collectively, "Derivative Transactions"), and may enter into certain types of short sales. If these practices are used by a Portfolio, the intent would be primarily to hedge the Portfolio's holdings. For example, a Portfolio may purchase or sell options contracts on equity securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio. Or, a Portfolio may purchase or sell stock index futures contracts and might purchase put options or write call options on such futures contracts to protect against a general stock market decline or decline in a specific market sector that could adversely affect the Portfolio's holdings.

Investing for hedging purposes may result in certain transaction costs, which may reduce a Portfolio's performance. In addition, no assurances can be given that hedging will be implemented or that each derivative position will achieve a perfect correlation with the security or currency being hedged against.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to principal risks of investing in the Portfolios.

The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

JUNK BONDS. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.


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SECURITIES RATED IN THE LOWEST INVESTMENT GRADE CATEGORY. Investments in the
fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

OPTIONS AND FUTURES. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

FORWARD CURRENCY CONTRACTS. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

STOCK MARKET RISK. Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see "Issuer-Specific Risk" below). Consequently, the value of your investment in a Portfolio will go up and down, which means that you could lose money.

SMALL AND MID-SIZED COMPANIES. The Portfolios may invest in companies with small and medium market capitalizations. Market capitalization refers to the total market value of the outstanding stock of a company. Small cap companies generally have a market capitalization of under $1 billion and mid cap companies generally have a market capitalization between $1 billion and $5 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Small and mid cap companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. Small and mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Portfolio to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Portfolio's ability to obtain market quotations based on actual trades in order to value the Portfolio's securities. Small and mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, small and mid cap companies may not pay a dividend. Although income may not be a primary goal of a Portfolio, dividends can cushion returns in a falling market.

ISSUER-SPECIFIC RISKS. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

FOREIGN SECURITIES. Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

PORTFOLIO TURNOVER. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities


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may be more sensitive to interest rate changes.

INVESTMENT MANAGER

Orbitex-Saratoga Capital Management, LLC serves as the Trust's Manager. The Manager and the Trust have obtained an exemptive order (the "Order") from the Securities and Exchange Commission that permits the Manager to enter into investment advisory agreements with Advisers without obtaining shareholder approval. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.

The Order also permits the Manager, subject to the approval of the Trustees, to replace investment advisers or amend investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. The Manager compensates each Adviser out of its management fee.

The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval.

                                                              MANAGER'S
PORTFOLIO                                                     FEE
---------                                                     ---------
U.S. Government Money Market Portfolio......................    .475%
Investment Quality Bond Portfolio...........................     .55%
Municipal Bond Portfolio....................................     .55%
Large Capitalization Value Portfolio........................     .65%
Large Capitalization Growth Portfolio.......................     .65%
Mid Capitalization Portfolio................................     .75%
Small Capitalization Portfolio..............................     .65%
International Equity Portfolio..............................     .75%
Health & Biotechnology Portfolio............................    1.25%
Technology & Communications Portfolio........................   1.25%
Financial Services Portfolio................................    1.25%
Energy & Basic Materials Portfolio..........................    1.25%

The Manager is located at 1101 Stewart Avenue, Suite 207, Garden City, New York 11530. Orbitex-Saratoga Capital Management, LLC is a Delaware limited liability company.

ADVISERS

The following information sets forth certain information about each of the
Advisers:

OpCap Advisors ("OpCap"), a registered investment adviser, located at 1345 Avenue of the Americas, New York, NY 10105, serves as Adviser to the Municipal Bond Portfolio and the Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment adviser, founded in 1968. Oppenheimer Capital is an indirect wholly owned subsidiary of PIMCO Advisors, L.P. ("PIMCO"), a registered investment adviser. Allianz AG, the world's second largest insurance company as measured by premium income, is the majority owner of PIMCO . As of[DATE], Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $[NUMBER] billion.

Fox Asset Management, L.L.C. ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond and Small Capitalization Portfolios. Fox was formed in 1985. Fox is 20% owned by its current employees, with a controlling interest held by Eaton Vance Corp. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of [DATE], assets under management by Fox were approximately $[NUMBER] billion.

Harris Bretall Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment adviser, serves as Adviser to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value


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Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Sansome Street, Suite 3300, San Francisco, CA 94104, the firm managed assets of approximately $[NUMBER] billion as of [DATE].

Sterling Capital Management Company ("Sterling"), a registered investment adviser, is the Adviser to the U.S. Government Money Market Portfolio. Sterling is a 100% employee owned North Carolina limited liability company formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of [DATE], Sterling had approximately $[NUMBER] billion in assets under management.

ADMINISTRATION

The Bank of New York, located at15 Broad Street, 7th Floor, New York, New York 10286, is the custodian of the assets of the Trust, and calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

Orbitex Fund Services, Inc. provides administrative services to and manages the administrative affairs of the Trust.

                             SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments.

The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

The value of each Portfolio's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

PURCHASE OF SHARES

Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Orbitex Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor. Shares of a Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.

The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.


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CONTINGENT DEFERRED SALES CHARGE

Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the one year preceding the redemption. In addition, shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets. Shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption.

CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

(2) redemptions in connection with the following retirement plan distributions:
(a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

(3) certain redemptions pursuant to the Portfolio's Systematic Withdrawal Plan (see "Redemption of Shares--Systematic Withdrawal Plan").

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.

PLAN OF DISTRIBUTION

The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the sale and distribution of shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. The fee is treated by each Portfolio as an expense in the year it is accrued. Because the fee is paid out of each Portfolio's assets on an ongoing basis, over time the fee may increase the cost of your investment and may cost you more than paying other types of sales charges. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of Dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate Dealers or other entities for their opportunity costs in advancing such amounts,


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which compensation would be in the form of a carrying charge on any unreimbursed expenses.

CONTINUOUS OFFERING. For Class C shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform platforms, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact the Trust at 800-807-FUND (800-807-3863).

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor will from time to time provide compensation to dealers in connection with sales of shares of the Trust including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

REDEMPTION OF SHARES

Shares of a Portfolio may be redeemed on any day that the Portfolio calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day less the amount of any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined less any applicable CDSC. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account within seven days after receipt of a redemption request Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days from the purchase date.

Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

1.   Re-registration of the account.

2.   Changing bank wiring instructions on the account.

3.   Name change on the account.

4.   Setting up/changing systematic withdrawal plan to a secondary address.

5.   Redemptions greater than $25,000.

6. Any redemption check that is made payable to someone other than the shareholder(s).


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7.   Any redemption check that is being mailed to a different address than the address of record.

8.   Your account registration has changed within the last 30 days.

You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders. Any Portfolio from which redemptions will be made pursuant to the Plan will be referred to as a "SWP Portfolio". The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio's shares, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Shares"), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Portfolio account, based on the Share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first followed by shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.

A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Portfolios.

The addition of a new SWP Portfolio will not change the account value for the 12% CDSC waiver for the SWP Portfolios already participating in the Withdrawal Plan.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Manager for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolios in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request (made in writing to and approved by the Manager), together with the proceeds, is received by the Transfer Agent and receive a pro-rata credit for any CDSC paid in connection with such redemption or repurchase.

INVOLUNTARY REDEMPTIONS. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption.

No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

EXCHANGE PRIVILEGE. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

An exchange of shares is treated for federal income tax purposes as a redemption


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(sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Because excessive trading (including short-term "market timing" trading) can limit a Portfolio's performance, each Portfolio may refuse any exchange orders
(1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

DIVIDENDS AND DISTRIBUTIONS

Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to an including the date of redemption. Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long-term and short term capital gains earned by a Portfolio will be made annually. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

TAX CONSEQUENCES

The following tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.

TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.

With respect to the Municipal Bond Portfolio, distributions designated as "exempt--interest dividends" generally will be exempt from regular federal income tax. However, income exempt from regular federal income tax may be subject to state or local tax. In addition, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


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TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights tables are intended to help you understand each Portfolio's financial performance for the life of each Portfolio. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).

This information for the first 7 Portfolios listed below has been audited by [AUDITOR], Independent Auditors, whose report, along with the financial statements for each Portfolio is included in the annual report, which is available upon request. Information for the remaining 5 Portfolios has been audited by _________. Prior to reorganizing into the Saratoga Advantage Trust, the last 5 Portfolios had fiscal year ends of April 30. In future years the fiscal year ends of all of the Saratoga Portfolios will be August 31.

                                                                            INCOME FROM INVESTMENT
                                                                                  OPERATIONS
                                                                   ----------------------------------------
                                                                                 NET REALIZED
                                                       NET ASSET      NET            AND
                                                        VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM
                                                       BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT
                                                       OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS
LARGE CAPITALIZATION VALUE PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001                $18.27        ($0.08)       $  1.28        $  1.20
             YEAR ENDED AUGUST 31, 2000                 20.52          0.05          (0.33)         (0.28)
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)           20.21          0.04           0.27           0.31

                                                             DIVIDENDS AND
                                                             DISTRIBUTIONS
                                                      ----------------------------
                                                                     DISTRIBUTIONS
                                                                          TO
                                                      DIVIDENDS TO   SHAREHOLDERS
                                                      SHAREHOLDERS     FROM NET      NET ASSET              NET ASSETS
                                                        FROM NET       REALIZED       VALUE,                  END OF
                                                       INVESTMENT      GAINS ON       END OF      TOTAL       PERIOD
                                                         INCOME       INVESTMENTS     PERIOD     RETURN*     (000'S)
LARGE CAPITALIZATION VALUE PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001                  ($0.11)        ($0.46)       $18.90       6.62%      $3,532
             YEAR ENDED AUGUST 31, 2000                   (0.17)         (1.80)        18.27      (1.39%)      3,509
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)                --             --         20.52       1.53%       1,138

                                                                      RATIOS
                                                      ---------------------------------------
                                                      RATIO OF NET   RATIO OF NET
                                                       OPERATING      INVESTMENT
                                                        EXPENSES        INCOME
                                                           TO         (LOSS) TO     PORTFOLIO
                                                      AVERAGE NET    AVERAGE NET    TURNOVER
                                                         ASSETS         ASSETS        RATE
LARGE CAPITALIZATION VALUE PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001                 1.86%(1)      (0.30%)(1)       86%
             YEAR ENDED AUGUST 31, 2000                 1.85%(1)      (0.13%)(1)       90%
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)           0.61%(1,3)     0.56%(1,3)      67%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001 AND AUGUST 31, 2000 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED

AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.86% AND (0.30%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.85% AND (0.13%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.41% AND 1.36%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

LARGE CAPITALIZATION GROWTH PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001            $33.05           ($0.21)     ($14.92)    ($15.13)
             YEAR ENDED AUGUST 31, 2000             26.78            (0.26)       8.19         7.93         --
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)       24.74            (0.10)       2.14         2.04         --

LARGE CAPITALIZATION GROWTH PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001            ($3.18)          $14.74      (48.78%)     $3,506       1.85%(1)
             YEAR ENDED AUGUST 31, 2000             (1.66)           33.05       30.30%       7,017       1.59%(1)
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)          --            26.78        8.25%       2,209       1.22%(1,3)

LARGE CAPITALIZATION GROWTH PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001             (1.17%)(1)         36%
             YEAR ENDED AUGUST 31, 2000             (1.06%)(1)         33%
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)       (0.82%)(1,3)       39%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002 AND AUGUST 31, 2001 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 2000, AND AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN[X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.90% AND (1.17%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.63% AND (1.02)%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.34% AND (0.94%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            INCOME FROM INVESTMENT
                                                                                  OPERATIONS
                                                                   ----------------------------------------
                                                                                 NET REALIZED
                                                       NET ASSET      NET            AND
                                                        VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM
                                                       BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT
                                                       OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS
SMALL CAPITALIZATION PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001                $12.73        ($0.13)        $0.32          $   0.19
             YEAR ENDED AUGUST 31, 2000                 10.06         (0.07)         2.86              2.79
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)            9.33         (0.02)         0.75              0.73

                                                             DIVIDENDS AND
                                                             DISTRIBUTIONS
                                                      ----------------------------
                                                                     DISTRIBUTIONS
                                                                          TO
                                                      DIVIDENDS TO   SHAREHOLDERS
                                                      SHAREHOLDERS     FROM NET      NET ASSET              NET ASSETS
                                                        FROM NET       REALIZED       VALUE,                  END OF
                                                       INVESTMENT      GAINS ON       END OF      TOTAL       PERIOD
                                                         INCOME       INVESTMENTS     PERIOD     RETURN*     (000'S)
SMALL CAPITALIZATION PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001                  --             ($1.15)       $11.77       2.61%      $1,312
             YEAR ENDED AUGUST 31, 2000                  --              (0.12)        12.73      28.22%       1,693
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)            --                 --         10.06       7.82%         243

                                                                      RATIOS
                                                      ---------------------------------------
                                                      RATIO OF NET   RATIO OF NET
                                                       OPERATING      INVESTMENT
                                                        EXPENSES        INCOME
                                                           TO         (LOSS) TO     PORTFOLIO
                                                      AVERAGE NET    AVERAGE NET    TURNOVER
                                                         ASSETS         ASSETS        RATE
SMALL CAPITALIZATION PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001                 2.08%(1)      (0.96%)(1)       96%
             YEAR ENDED AUGUST 31, 2000                 1.72%(1)      (0.79%)(1)       59%
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)           1.46%(1,3)    (1.09%)(1,3)     32%

(1) DURING THE YEARS ENDED AUGUST 31, 2002 AND AUGUST 31, 2001 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEAR ENDED AUGUST 31, 2000, AND AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN[X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 2.09% AND (0.96%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.74% AND (0.76%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.56% AND (1.19%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

INTERNATIONAL EQUITY PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001          $15.40           ($0.11)     ($5.18)     ($   5.29)      --

             YEAR ENDED AUGUST 31, 2000           13.10               --        2.56           2.56     (0.08)
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)     12.29             0.02        0.79           0.81       --

INTERNATIONAL EQUITY PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001          ($1.25)          $ 8.86      (36.42%)    $     905     1.99%(1)
             YEAR ENDED AUGUST 31, 2000           (0.18)           15.40       19.54%         1,534     1.82%(1)
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)        --            13.10        6.59%           380     1.15%(1,3)

INTERNATIONAL EQUITY PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001           (0.97%)(1)          45%
             YEAR ENDED AUGUST 31, 2000           (0.45%)(1)          45%
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)      0.20%(1,3)         46%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001 AND AUGUST 31, 2000 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 2.18% AND (0.97%), RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.98% AND (0.29%,) RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.29% AND 0.34% RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

INVESTMENT QUALITY BOND PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001          $ 9.90          $ 0.42     $ 0.54      $    0.96     ($0.42)
             YEAR ENDED AUGUST 31, 2000            9.89            0.46       0.01           0.47      (0.46)
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)     10.29            0.28      (0.40)         (0.12)     (0.28)

INVESTMENT QUALITY BOND PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001              --          $10.44       9.80%     $   2,006       1.90%(1)
             YEAR ENDED AUGUST 31, 2000              --            9.90       4.88%         1,361       1.92%(1)
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)        --            9.89      (1.21%)          284       1.26%(1,3)

INVESTMENT QUALITY BOND PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001            4.13%(1)          52%
             YEAR ENDED AUGUST 31, 2000            4.69%(1)          53%
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)      2.69%(1,3)        62%

(1) DURING THE FISCAL YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001 AND AUGUST 31, 2000 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN[X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 2.05% AND 4.13%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.97% AND 4.74%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.30% AND 2.73%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            INCOME FROM INVESTMENT
                                                                                  OPERATIONS
                                                                   ----------------------------------------
                                                                                 NET REALIZED
                                                       NET ASSET      NET            AND
                                                        VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM
                                                       BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT
                                                       OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS
MUNICIPAL BOND PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001                $10.09        $ 0.30         $ 0.59         $ 0.89
             YEAR ENDED AUGUST 31, 2000                 10.00          0.35           0.13           0.48
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)           10.66          0.25          (0.68)         (0.43)

                                                             DIVIDENDS AND
                                                             DISTRIBUTIONS
                                                      ----------------------------
                                                                     DISTRIBUTIONS
                                                                          TO
                                                      DIVIDENDS TO   SHAREHOLDERS
                                                      SHAREHOLDERS     FROM NET      NET ASSET              NET ASSETS
                                                        FROM NET       REALIZED       VALUE,                  END OF
                                                       INVESTMENT      GAINS ON       END OF      TOTAL       PERIOD
                                                         INCOME       INVESTMENTS     PERIOD     RETURN*     (000'S)
MUNICIPAL BOND PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001                  ($0.31)            --        $10.67       8.97%      $  605
             YEAR ENDED AUGUST 31, 2000                   (0.33)         (0.06)        10.09       4.97%         114
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)             (0.23)            --         10.00      (4.12%)         38

                                                                      RATIOS
                                                      ---------------------------------------
                                                      RATIO OF NET   RATIO OF NET
                                                       OPERATING      INVESTMENT
                                                        EXPENSES        INCOME
                                                           TO         (LOSS) TO     PORTFOLIO
                                                      AVERAGE NET    AVERAGE NET    TURNOVER
                                                         ASSETS         ASSETS        RATE
MUNICIPAL BOND PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001                 2.20%(1)       2.90%(1)        21%
             YEAR ENDED AUGUST 31, 2000                 2.20%(1)       3.40%(1)        12%
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)           0.68%(1,3)     2.64%(1,3)      23%

(1) DURING THE FISCAL YEAR ENDED AUGUST 31, 2001, AUGUST 31, 2000, AND AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 2.52% AND 2.90%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 2.84% AND 2.76%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.82% AND 3.78%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001             $1.000          $0.040        --     $0.040    ($0.040)
             YEAR ENDED AUGUST 31, 2000              1.000           0.040        --      0.040    (0.040)
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)        1.000           0.022        --      0.022    (0.022)

U.S. GOVERNMENT MONEY MARKET PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001                 --          $1.000      3.68%    $4,165      1.89%(1)
             YEAR ENDED AUGUST 31, 2000                 --           1.000      4.10%       805      1.87%(1)
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)           --           1.000      1.99%       295      1.22%(1,3)

U.S. GOVERNMENT MONEY MARKET PORTFOLIO (CLASS C)
             YEAR ENDED AUGUST 31, 2002
             YEAR ENDED AUGUST 31, 2001               3.42%(1)         N/A
             YEAR ENDED AUGUST 31, 2000               4.11%(1)         N/A
       JANUARY 4, 1999 TO AUGUST 31, 1999 (2)         2.03%(1,3)       N/A

(1) [WAIVER IN 2002?] DURING THE FISCAL YEAR ENDED AUGUST 31, 2000 SARATOGA DID NOT WAIVE ANY OF ITS MANAGEMENT FEES. DURING THE FISCAL YEARS ENDED AUGUST 31, 2001 AND AUGUST 31, 1999, SARATOGA CAPITAL MANAGEMENT WAIVED A PORTION OF ITS MANAGEMENT FEES. ADDITIONALLY, FOR THE PERIODS PRESENTED ABOVE, THE PORTFOLIO BENEFITED FROM AN EXPENSE OFFSET ARRANGEMENT WITH ITS CUSTODIAN BANK. IF SUCH WAIVERS, ASSUMPTIONS AND EXPENSE OFFSETS HAD NOT BEEN IN EFFECT FOR THE RESPECTIVE PERIODS, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN [X] AND [Y], RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2002; 1.90% AND 3.42%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2001; 1.87% AND 4.11%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 2000; 1.26% AND 2.07%, RESPECTIVELY, FOR THE YEAR ENDED AUGUST 31, 1999.

(2) COMMENCEMENT OF OFFERING.

(3) NOT ANNUALIZED

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. AGGREGATE (NOT ANNUALIZED) TOTAL RETURN IS SHOWN FOR ANY PERIOD SHORTER THAN ONE YEAR.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 HEALTH & BIOTECHNOLOGY PORTFOLIO*
                                                                      ----------------------------------------------------------
                                                                                            CLASS C SHARES
                                                                      ----------------------------------------------------------
                                                                           YEAR ENDED        YEAR ENDED         PERIOD ENDED
                                                                       APRIL 30, 2002(b)   APRIL 30, 2001   APRIL 30, 2000(a)(b)
                                                                      ------------------  ----------------  --------------------
NET ASSET VALUE, BEGINNING OF YEAR ..................................   $ 16.33               $ 17.28             $ 16.33
                                                                        -------               -------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss ................................................    (0.36)                 (0.44)              (0.12)
 Net realized and unrealized gain (loss) on investments .............    (1.29)                  0.00(f)             1.07(e)
                                                                        -------               -------             -------
 Total income (loss) from investment operations .....................    (1.65)                 (0.44)               0.95
                                                                        -------               -------             -------
 Less distributions from net investment income ......................       --                     --                  --
 Less distributions from net realized gains .........................       --                  (0.51)                 --
                                                                        -------               -------             -------
 Total distributions from net investment income and net realized gains      --                  (0.51)                 --
                                                                        -------               -------             -------
NET ASSET VALUE, END OF YEAR ........................................   $ 14.68               $ 16.33             $ 17.28
                                                                        =======               =======             =======
TOTAL RETURN(c) .....................................................    (10.10)%              ( 3.07)%              5.82%
                                                                        =======               =======             =======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) .................................   $31,406              $ 44,999             $38,393
 Ratio of expenses to average net assets(d) .........................      2.80%                 2.60%               2.60%
 Ratio of expenses to average net assets before waivers and
  reimbursements(d) .................................................      2.91%                 2.80%               3.00%
 Ratio of net investment loss to average net assets(d) ..............     (2.08)%               (2.15)%             (1.94)%
 Portfolio turnover rate ............................................       172%                  255%                144%

*The information reflects the operations of the Orbitex Health & Biotechnology Fund, which was reorganized into the Health & Biotechnology Portfolio.

(a) The commencement of this class was January 18, 2000.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

(e) Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of sales and redemptions for Portfolio shares in fluctuating market values of the Portfolio's investment.

(f) Amount represents less than $0.01 per share.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         TECHNOLOGY &
                                                                                  COMMUNICATIONS PORTFOLIO*
                                                                   ----------------------------------------------------------
                                                                                         CLASS C SHARES
                                                                   ----------------------------------------------------------
                                                                        YEAR ENDED        YEAR ENDED         PERIOD ENDED
                                                                    APRIL 30, 2002(b)   APRIL 30, 2001   APRIL 30, 2000(a)(b)
                                                                   ------------------- ---------------- ---------------------
NET ASSET VALUE, BEGINNING OF YEAR ...............................        $15.87             $58.38             $53.75
                                                                          ------             ------             ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss .............................................         (0.26)             (0.94)             (0.42)
 Net realized and unrealized gain (loss) on investments. .........         (8.27)            (25.66)              5.05
                                                                          ------             ------             ------
 Total income (loss) from investment operations ..................         (8.53)            (26.60)              4.63
                                                                          ------             ------             ------
 Less distributions from net investment income ...................            --                 --                 --
 Less distributions from net realized gain .......................            --             (15.91)                --
                                                                          ------             ------             ------
 Total distributions from net investment
  income and net realized gains ..................................            --             (15.91)                --
                                                                          ------             ------             ------
NET ASSET VALUE, END OF YEAR .....................................         $7.34             $15.87             $58.38
                                                                          ======             ======             ======
TOTAL RETURN(c) ..................................................        (53.75)%           (58.09)%             8.61%
                                                                          ======             ======             ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ..............................        $3,220           $ 10,296            $24,568
 Ratio of expenses to average net assets(d) ......................          2.87%              2.60%              2.60%
 Ratio of expenses to average net assets before waivers and
  reimbursements(d) ..............................................          3.40%              2.76%              2.93%
 Ratio of net investment loss to average net assets(d) ...........         (2.51)%            (2.13)%            (2.20)%
 Portfolio turnover rate .........................................           671%             1,045%               222%

*The information reflects the operations of the Orbitex Info-Tech & Communications Fund, which was reorganized into the Technology & Communications Portfolio.

(a) The commencement of investment operations was January 14, 2000.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                FINANCIAL SERVICES PORTFOLIO*
                                                                           --------------------------------------
                                                                                       CLASS C SHARES
                                                                           --------------------------------------
                                                                                YEAR ENDED        PERIOD ENDED
                                                                            APRIL 30, 2002(b)   APRIL 30, 2001(a)
                                                                           ------------------- ------------------
NET ASSET VALUE, BEGINNING OF YEAR .......................................       $ 10.89            $ 10.00
                                                                                 -------            -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment (loss) ...................................................         (0.17)             (0.03)
 Net realized and unrealized gain (loss) on investments ..................          0.57               0.97
                                                                                 -------            -------
 Total income (loss) from investment operations ..........................          0.40               0.94
                                                                                 -------            -------
 Less distributions from net investment income ...........................            --                 --
 Less distributions from net realized gain ...............................            --              (0.05)
 Total distributions from net investment income and net realized gains ...            --              (0.05)
                                                                                 -------            -------
NET ASSET VALUE, END OF YEAR .............................................       $ 11.29            $ 10.89
                                                                                 =======            =======
TOTAL RETURN(c) ..........................................................          3.67%              9.41%
                                                                                 =======            =======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ......................................          $487               $609
 Ratio of expenses to average net assets(d) ..............................          3.08%              2.60%
 Ratio of expenses to average net assets before waivers
  and reimbursements(d) ..................................................          5.75%              5.17%
 Ratio of net investment loss to average net assets(d) ...................         (1.54)%            (0.72)%
 Portfolio turnover rate .................................................            55%                21%

*The information reflects the operations of the Orbitex Financial Services Fund, which was reorganized into the Financial Services Portfolio.

(a) The commencement of investment operations was August 1, 2000.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assumes no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

                                                                         ENERGY & BASIC MATERIALS PORTFOLIO*
                                                                       -------------------------------------
                                                                                  CLASS C SHARES
                                                                       ------------------------------------
                                                                            YEAR ENDED        YEAR ENDED
                                                                        APRIL 30, 2002(b)   APRIL 30, 2001
                                                                       ------------------- ----------------
NET ASSET VALUE, BEGINNING OF YEAR ...................................      $20.26              $18.58
                                                                            ------              ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss .................................................       (0.31)              (0.18)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ..............................................       (1.68)               3.11
                                                                            ------              ------
 Total income (loss) from investment operations ......................       (1.99)               2.93
                                                                            ------              ------
 Less distributions from net investment income .......................          --                  --
 Less distributions from net realized gain ...........................       (1.54)              (1.25)
                                                                            ------              ------
 Total distributions from net investment income and net realized
  gains ..............................................................       (1.54)              (1.25)
                                                                            ------              ------
NET ASSET VALUE, END OF YEAR .........................................      $16.73              $20.26
                                                                            ======              ======
TOTAL RETURN(c) ......................................................       (7.91)%             18.15%
                                                                            ======              ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ..................................      $4,977              $6,317
 Ratio of expenses to average net assets(d) ..........................        2.90%               2.60%
 Ratio of total expenses to average net assets before waivers and
  reimbursements(d) ..................................................        4.53%               4.32%
 Ratio of net investment loss to average net assets(d) ...............       (2.01)%             (1.50)%
 Portfolio turnover rate .............................................         835%                476%

                                                                         ENERGY & BASIC MATERIALS PORTFOLIO
                                                                       -----------------------------------------
                                                                                    CLASS C SHARES
                                                                       -----------------------------------------
                                                                            YEAR ENDED          PERIOD ENDED
                                                                        APRIL 30, 2000(b)   APRIL 30, 1999(a)(b)
                                                                       ------------------- ---------------------
NET ASSET VALUE, BEGINNING OF YEAR ...................................      $14.98                 $12.22
                                                                            ------                 ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss .................................................       (0.18)                 (0.05)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ..............................................        3.78                   3.21(e)
                                                                            ------                 ------
 Total income (loss) from investment operations ......................        3.60                   3.16
                                                                            ------                 ------
 Less distributions from net investment income .......................          --                  (0.40)
 Less distributions from net realized gain ...........................          --                   0.00(f)
                                                                            ------                 ------
 Total distributions from net investment income and net realized
  gains ..............................................................          --                  (0.40)
                                                                            ------                 ------
NET ASSET VALUE, END OF YEAR .........................................      $18.58                 $14.98
                                                                            ======                 ======
TOTAL RETURN(c) ......................................................       24.03%                 26.92%
                                                                            ======                 ======
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ..................................      $2,377                   $408
 Ratio of expenses to average net assets(d) ..........................        2.60%                  2.40%
 Ratio of total expenses to average net assets before waivers and
  reimbursements(d) ..................................................        4.67%                  8.49%
 Ratio of net investment loss to average net assets(d) ...............       (1.12)%                (0.66)%
 Portfolio turnover rate .............................................         735%                   921%

*The information reflects the operations of the Orbitex Energy & Basic Materials Fund, which was reorganized into the Energy & Basic Materials Portfolio.

(a) The commencement of this class was September 21, 1998.

(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d) Annualized for periods less than one year.

(e) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the Adviser.

(f) Amount represents less than $0.01 per share.

                                 CLASS C SHARES
                                   PROSPECTUS

                                     [LOGO]

Additional information about each Portfolio's investments is available in the Trust's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Trust's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about each Portfolio. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Trust, or to make shareholder inquiries, please call:
(800) 807-FUND

You also may obtain information about the Trust by calling your financial advisor or by visiting our Internet site at:

                           HTTP://WWW.SARATOGACAP.COM

Information about the Trust (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

The Trust's Investment Company Act file number is 811-08542.

                          THE SARATOGA ADVANTAGE TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                 JANUARY 1, 2003

Income Portfolios:                         Equity Portfolios:
-----------------                          -----------------

U.S. Government Money Market Portfolio     Large Capitalization Value Portfolio
Investment Quality Bond Portfolio          Large Capitalization Growth Portfolio
Municipal Bond Portfolio                   Mid Capitalization Portfolio
                                           Small Capitalization Portfolio
                                           International Equity Portfolio
                                           Health & Biotechnology Portfolio
                                           Technology & Communications Portfolio
                                           Financial Services Portfolio
                                           Energy & Basic Materials Portfolio

             (each a "Portfolio" and collectively the "Portfolios")

This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. Investors should understand that this STATEMENT OF ADDITIONAL INFORMATION should be read in conjunction with the Trust's Class I PROSPECTUS, the Trust's Class A PROSPECTUS, the Trust's Class B PROSPECTUS, or the Trust's Class C PROSPECTUS, each dated January 1, 2003. A copy of each PROSPECTUS may be obtained by written request to Orbitex-Saratoga Capital Management, LLC at the address or phone listed below.

Orbitex-Saratoga Capital Management, LLC
1101 Stewart Avenue, Suite 207
Garden City, New York, 11530-4808

                                  800-807-FUND
                                 (800-807-3863)

                                TABLE OF CONTENTS

                                                                            PAGE

                                                                            ----
FUND HISTORY                                                                  3

INVESTMENT OF THE TRUST'S ASSETS                                              3

INVESTMENT RESTRICTIONS                                                      11

PRINCIPAL HOLDERS OF SECURITIES AND CONTROL PERSONS OF THE PORTFOLIOS        13

TRUSTEES AND OFFICERS                                                        15

MANAGEMENT AND OTHER SERVICES                                                16

INVESTMENT ADVISORY SERVICES                                                 18

DETERMINATION OF NET ASSET VALUE                                             21

PORTFOLIO YIELD AND TOTAL RETURN INFORMATION                                 24

CERTAIN TAX CONSIDERATIONS                                                   30

ADDITIONAL INFORMATION                                                       34

FINANCIAL STATEMENTS                                                         39

APPENDIX A -- RATINGS                                                        40

            Notice of Privacy Policy for the Saratoga Advantage Trust

The Saratoga Advantage Trust ("Saratoga") respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is the information we collect from you on applications or other forms, from your activities on our website, and from the transactions you make with us, our affiliates, or third parties. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. Specifically, so that we may continue to offer you investment products and services to help you meet your investing needs, and to effect transactions that you request or authorize, we may disclose the nonpublic personal information we collect to companies that perform services on our behalf, such as Saratoga's transfer agent, or printers and mailers that assist us in distribution of investor materials. These companies are instructed to use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

                       This is not part of the Prospectus.

                                  FUND HISTORY

The Trust was organized as an unincorporated business trust under the laws of Delaware on April 8, 1994 and is a trust fund commonly known as a "business trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, and the Energy & Basic Materials Portfolio are non-diversified funds within the meaning of the 1940 Act. The remainder of the Portfolios are diversified funds within the meaning of the 1940 Act.

The following table sets forth each Portfolio's policy on diversification:

           PORTFOLIO                         DIVERSIFIED         NON-DIVERSIFIED
           ---------                         -----------         ---------------

Large Capitalization Growth Portfolio            X
Large Capitalization Value Portfolio             X
Investment Quality Bond Portfolio                X
Municipal Bond Portfolio                         X
Mid Capitalization Portfolio                     X
Small Capitalization Portfolio                   X
International Equity Portfolio                   X
Health & Biotechnology Portfolio                                        X
Technology & Communications Portfolio                                   X
Financial Services Portfolio                                            X
Energy & Basic Materials Portfolio                                      X

                        INVESTMENT OF THE TRUST'S ASSETS

The investment objective and policies of each Portfolio are described in each PROSPECTUS. A further description of each Portfolio's investments and investment methods appears below.

ADJUSTABLE RATE SECURITIES. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Variable rate instruments are obligations that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 397 days or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 397 days or less, or (2) at specified intervals, not exceeding 397 days, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, if final maturity exceeds 397 days or the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand if final maturity is within 397 days.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

BELOW INVESTMENT-GRADE DEBT SECURITIES. The Portfolios may invest in debt securities that are rated below "investment grade" by Standard and Poor's Corporation ("S&P"), Moody's Investors Services, Inc. ("Moody's") or Fitch Municipal Division ("Fitch") or, if unrated, are deemed by the investment advisers to be of comparable quality. Securities rated less than Baa by Moody's or BBB by S&P are classified as below investment grade securities and are commonly referred to as "junk bonds" or high yield, high risk securities. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, C is regarded by S&P and Moody's, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation for below investment grade securities. For Moody's, Ba indicates the lowest degree of speculation and C the highest degree of speculation for below investment grade securities. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Excerpts from S&P's and Moody's descriptions of their bond ratings are contained in the Appendix to this SAI.

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, since rating agencies may fail to make timely changes in credit ratings in response to subsequent events, the Advisers continuously monitor the issuers of high yield bonds to determine if the issuers will have sufficient cash flows and profits to meet required principal and interest payments. The achievement of a Portfolio's investment objective may be more dependent on the Adviser's own credit analysis than might be the case for a fund which invests in higher quality bonds. A Portfolio may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from a Portfolio. In addition, a Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio's holdings. A Portfolio may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Portfolios may invest, include: (i) potential adverse publicity, (ii) heightened sensitivity to general economic or political conditions and (iii) the likely adverse impact of a major economic recession. A Portfolio may also incur additional expenses to the extent the Portfolio is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Portfolio and consider their ability to assume the investment risks involved before making an investment. Each Portfolio may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds. The Adviser will analyze the creditworthiness of the issuer of an unrated security, as well as any financial institution or other party responsible for payments on the security.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. The Portfolios may invest in certificates of deposit and bankers' acceptances which are considered to be short-term money market instruments. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. COLLATERALIZED MORTGAGE OBLIGATIONS. In addition to securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, another type of mortgage-backed security is the "collateralized mortgage obligation", which is secured by groups of individual mortgages but is similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations.

COMMERCIAL PAPER. The Portfolios may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

INFORMATION ON TIME DEPOSITS AND VARIABLE RATE NOTES. The Portfolios may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 15% (10% with respect to the U.S. Government Money Market Portfolio) limit on illiquid investments set forth in the Prospectus for each Portfolio.

The commercial paper obligations which the Portfolios may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit a Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Portfolio as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus there is no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, a Portfolio's Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. A Portfolio will not invest more than 5% of its total assets in variable rate notes. Variable rate notes are subject to the Portfolio's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

CONVERTIBLE SECURITIES. As specified in the Prospectus, certain of the Portfolios may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, the convertible security will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Portfolios at varying price levels above their investment values and/or their conversion values in keeping with the Portfolios' objectives.

ILLIQUID OR RESTRICTED SECURITIES. Restricted securities may be sold only in privately negotiated transactions or in


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a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees of the Trust. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Portfolio should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Portfolio will take appropriate steps to protect liquidity.

Notwithstanding the above, each Portfolio may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 15% (10% with respect to the U.S. Government Money Market Portfolio) of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider (1) the frequency of trades and quotes, (2) the number of dealers and potential purchases, (3) any dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% (10% with respect to the U.S. Government Money Market Portfolio) of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

INSURED BANK OBLIGATIONS. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. A Portfolio may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Portfolio will treat such obligations as subject to the 15% (10% with respect to the U.S. Government Money Market Portfolio) limit for illiquid investments set forth in the Prospectus unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

LENDING PORTFOLIO SECURITIES. To generate income for the purpose of helping to meet its operating expenses, each Portfolio other than the U.S. Government Money Market Portfolio may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of a Portfolio's assets taken at value. A Portfolio's loans of securities will be collateralized by cash, letters or credit or U.S. Government Securities. The cash or instruments collateralizing a Portfolio's loans of securities will be maintained at all times in a segregated account with the Portfolio's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Portfolio is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss off rights in the collateral should the borrower fail financially. The Trust's custodian bank arranges for each Portfolio's securities loans and manages collateral received in connection with these loans.

WHEN-ISSUED SECURITIES. All Portfolios may take advantage of offerings of eligible portfolio securities on a "when-issued" basis, i.e., delivery of and payment for such securities take place sometime after the transaction date on terms established on such date. Normally, settlement on U.S. Government securities takes place within ten days. A Portfolio only will make when-issued commitments on eligible securities with the intention of actually acquiring the securities. If a Portfolio chooses to dispose of the right to acquire a when-issued security (prior to its acquisition), it could, as with the disposition of any other Portfolio obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the net assets of a Portfolio would be so committed.

HEDGING. Certain Portfolios may use certain hedging instruments. To engage in short hedging, a Portfolio would: (i) sell financial futures; (ii) purchase puts on such futures or on individual securities held by it ("Portfolio securities") or securities indexes; or (iii) write calls on Portfolio securities or on financial futures or securities indexes. To engage in long hedging, a


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Portfolio would: (i) purchase financial futures, or (ii) purchase calls or write puts on such futures or on Portfolio securities or securities indexes.

Additional information about the Hedging Instruments a Portfolio may use is provided below.

FINANCIAL FUTURES. No price is paid or received upon the purchase of a financial future. Upon entering into a futures transaction, a Portfolio will be required to deposit an initial margin payment equal to a specified percentage of the contract value. Initial margin payments will be deposited with a Portfolio's custodian bank in an account registered in the futures commission merchant's name; however the futures commission merchant can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent payments, called variation margin, will be made to or from the futures commission merchant on a daily basis. Prior to expiration of the future, if the Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. Although financial futures by their terms call for the actual delivery or acquisition of the specified debt security, in most cases the obligation is fulfilled by closing the position. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded. At present, no Portfolio intends to enter into financial futures and options on such futures if after any such purchase, the sum of initial margin deposits on futures and premiums paid on futures options would exceed 5% of a Portfolio's total assets. This limitation is not a fundamental policy.

A Portfolio may elect to close some or all of its futures positions at any time prior to their expiration. The Portfolio might do so to reduce exposure represented by long futures positions or short futures positions. The Portfolio may close its positions by taking opposite positions which would operate to terminate its position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Portfolio, and the Portfolio would realize a loss or a gain. Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Portfolio intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In the event that a liquid market does not exist, it might not be possible to close out a futures contract, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Portfolio would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

ADDITIONAL INFORMATION ON PUTS AND CALLS. When a Portfolio writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying securities) regardless of market price changes during the call period. If the call is exercised, the Portfolio forgoes any possible profit from an increase in market price over the exercise price. A Portfolio may, in the case of listed options, purchase calls in "closing purchase transactions" to terminate a call obligation. A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call written is more or less than the price of the call subsequently purchased. A profit may be realized if the call lapses unexercised, because the Portfolio retains the underlying security and the premium received. Sixty percent of any such profits are considered long-term gains and forty percent are considered short-term gains for tax purposes. If, due to a lack of a market, a Portfolio could not effect a closing purchase transaction, it would have to hold the callable securities until the call lapsed or was exercised. A Portfolio's Custodian, or a securities depository acting for the Custodian, will act as the Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC") in connection with listed calls, as to the securities on which the Portfolio has written calls, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Portfolio's entering into a closing purchase transaction.

When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period (or on a certain date for OTC options) at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the call price plus the transaction costs and the premium paid for the call and the call is exercised. If a call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to purchase the underlying investment.

With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio


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and the transaction dealer, without the intermediation of a third party such as the OCC. If a transacting dealer fails to make delivery on the U.S. Government securities underlying an option it has written, in accordance with the terms of that option as written a Portfolio could lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. In the event that any OTC option transaction is not subject to a forward price at which the Portfolio has the absolute right to repurchase the OTC option which it has sold, the value of the OTC option purchased and of the Portfolio assets used to "cover" the OTC option will be considered "illiquid securities" and will be subject to the 15% limit on illiquid securities. The "formula" on which the forward price will be based may vary among contracts with different primary dealers, but it will be based on a multiple of the premium received by the Portfolio for writing the option plus the amount, if any, of the option's intrinsic value, i.e., current market value of the underlying securities minus the option's strike price.

A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period (or on a certain date for OTC options). The investment characteristics of writing a put a covered by segregated liquid assets equal to the exercise price of the put are similar to those of writing a covered call. The premium paid on a put written a Portfolio represents a profit, as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Portfolio (as writer) realizes a gain in the amount of the premium. If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Portfolio may incur a loss upon disposition, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

When writing put options, to secure its obligation to pay for the underlying security, a Portfolio will maintain in a segregated account at its Custodian liquid assets with a value equal to at least the exercise price of the option. As a result, the Portfolio forgoes the opportunity of trading the segregated assets or writing calls against those assets. As long as the Portfolio's obligation as a put writer continues, the Portfolio may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Portfolio to purchase the underlying security at the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon the earlier of the expiration of the put, or the consummation by the Portfolio of a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put to it. Furthermore, effecting such a closing purchase transaction will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment at a fixed exercise price to a seller of a corresponding put on the same investment during the put period if it is a listed option (or on a certain date if it is an OTC option). Buying a put on securities or futures held by it permits a Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. In the event of a decline in the market, the Portfolio could exercise, or sell the put option at a profit that would offset some or all of its loss on the Portfolio securities. If the market price of the underlying investment is above the exercise price and as a result, the put is not exercised, the put is not exercised, the put will become worthless at its expiration date and the purchasing Portfolio will lose the premium paid and the right to sell the underlying securities; the put may, however, be sold prior to expiration (whether or not at a profit). Purchasing a put on futures or securities not held by it permits a Portfolio to protect its Portfolio securities against a decline in the market to the extent that the prices of the future or securities underlying the put move in a similar pattern to the prices of the securities in the Portfolio's portfolio.

An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by a Portfolio may cause the Portfolio to sell from its Portfolio securities to cover the call, thus increasing its turnover rate in a manner beyond the Portfolio's control. The exercise of puts on securities or futures will increase portfolio turnover. Although such exercise is within the Portfolio's

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control, holding a put might cause a Portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. A Portfolio will pay a brokerage commission every time it purchases or sells a put or a call or purchases or sells a related investment in connection with the exercise of a put or a call.

The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Portfolio may treat the cover used for written OTC options as liquid if the dealer agrees that the Portfolio may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Portfolio will treat dealer options as subject to the Portfolio's limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, the Portfolio will change its treatment of such instrument accordingly.

REGULATORY ASPECTS OF HEDGING INSTRUMENTS. Transactions in options by a Portfolio are subject to limitations established (and changed from time to time) by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the on same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which a Portfolio may write or hold may be affected by options written or held by other investment companies and discretionary accounts of the Portfolio's Adviser, including other investment companies having the same or an affiliated investment adviser. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Due to requirements under the 1940 Act when a Portfolio sells a future, it will segregate on its books, cash or readily marketable short-term (maturing in one year or less) debt instruments in an amount equal to the market value of such future, less the margin deposit applicable to it.

The Trust and each Portfolio must operate within certain restrictions as to its positions in futures and options thereon under a rule ("CFTC Rule") adopted by the Commodity Futures Trading Commission ("CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Trust and each Portfolio from registration with the CFTC as a "commodity pool operator" (as defined under the CEA). Under those restrictions, a Portfolio may not enter into any financial futures or options contract unless such transactions are for bona fide hedging purposes, or for other purposes only if the aggregate initial margins and premiums required to establish such non-hedging positions would not exceed 5% of the liquidation value of its assets. Each Portfolio may use futures and options thereon for bona fide hedging or for other purposes within the meaning and intent of the applicable provisions of the CEA.

POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks with respect to futures and options discussed in the Prospectus and above, there is a risk in selling futures that the prices of futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Portfolio's securities. The ordinary spreads between prices in the cash and future markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

When a Portfolio uses appropriate Hedging Instruments to establish a position in the market as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures or on a particular security, it is possible that the market may decline. If the Portfolio then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, it will realize a loss on the Hedging Instruments that is not offset by a reduction In the price of the securities purchased.

Transactions in Hedging Instruments may also result in certain Federal income tax consequences described below under the heading "Certain Tax Considerations."

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S.dollar.


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There may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. A Portfolio's interest and dividends from foreign issuers maybe subject to non-U.S. withholding taxes, thereby reducing the Portfolio's net investment income.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because various Portolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Many of these activities constitute "derivatives" transactions.

Some Portfolios may invest in issuers domiciled in "emerging markets," those countries determined by the Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. In addition, some emerging market countries impose transfer taxes or fees on a capital market transaction. Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's


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country.

TYPE OF SECURITIES IN WHICH THE INTERNATIONAL EQUITY PORTFOLIO MAY INVEST. As discussed in the Prospectus, the International Equity Portfolio seeks to achieve its investment objectives through investment primarily in equity securities. It is expected that the Portfolio will invest principally in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs") although it also may invest directly in equity securities. Generally, ADRs and GDRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are deigned for use in the European securities markets. Issuers of the stock of ADRs not sponsored by such underlying issuers are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. The Portfolio also may purchase shares of investment companies or trusts which invest principally in securities in which the Portfolio is authorized to invest. The return on the Portfolio's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Portfolio's investment in an investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company assets. The Portfolio will not invest in any investment company of trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium. Under the 1940 Act, the Portfolio may not invest more than 10% of its assets in investment companies or more than 5% of its total assets in the securities of any one investment company, nor may it own more than 3% of the outstanding voting securities of any such company. To the extent the Portfolio invests in securities in bearer form it may be more difficult to recover securities in the event such securities are lost or stolen.

FOREIGN CURRENCY TRANSACTIONS. When a Portfolio agrees to purchase or sell a security in a foreign market it will generally be obligated to pay or entitled to receive a specified amount of foreign currency and will then generally convert dollars to that currency in the case of a purchase or that currency to dollars in the case of a sale. The Portfolios will conduct their foreign currency exchange transactions either on a spot basis (i.e., cash) at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency contracts ("forward contracts") to purchase or sell foreign currencies. A Portfolio may enter into forward contracts in order to lock in the U.S. dollar amount it must pay or expects to receive for a security it has agreed to buy or sell. A Portfolio may also enter into forward currency contracts with respect to the Portfolio's portfolio positions when it believes that a particular currency may change unfavorably compared to the U.S. dollar. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio will segregate on its books, U.S. Government securities or debt securities in a separate account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of any such contract in such account. If, rather than cash, portfolio securities are used to secure such a forward contract, on the settlement of the forward contract for delivery by the Portfolio of a foreign currency, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same settlement date, the same amount of foreign currency.

The Portfolios may effect currency hedging transactions in foreign currency futures contacts, exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. The use of forward futures or options contracts will not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange for a future point in time. Additionally, while these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, their use tends to limit any potential gain which might result from the increase in value of such currency. In addition, such transactions involve costs and may result in losses.

Although each Portfolio value its assets in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.


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The transactions described in this section may also give risk to certain Federal income tax consequences described below under the heading "Certain Tax Considerations."

ADDITIONAL RISKS. Securities in which the Portfolios may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors and shareholders, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both or imposing other constraints upon enforcement of such obligations.

RATINGS OF CORPORATE AND MUNICIPAL DEBT OBLIGATIONS. Moody's , S&P and Fitch are private services that provide ratings of the credit quality of debt obligations, including issues of corporate and municipal securities. A description of the range of ratings assigned to corporate and municipal securities by Moody's, S&P and Fitch is included in Appendix A to this Statement of Additional Information. The Investment Quality Bond Portfolio and the Municipal Bond Portfolio may use these ratings in determining whether to purchase, sell or hold a security. These ratings represent Moody's, S&P's and Fitch's opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and ratings may have different market prices. Subsequent to its purchase by the Investment Quality Bond Portfolio or the Municipal Bond Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Advisers to the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will consider such an event in determining whether the Portfolio should continue to hold the obligation but will dispose of such securities in order to limit the holdings of debt securities rated below investment grade to less than 5% of the assets of the respective Portfolio.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax (and also, when available, from the federal alternative minimum tax) are rendered by bond counsel to the issuing authorities at the time of issuance. Neither the Municipal Bond Portfolio nor the Portfolio's Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions. An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There also is the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of an interest on their municipal securities may be materially adversely affected.

MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential


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housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Portfolios do not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which a Portfolio may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Portfolio invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Portfolio invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Portfolio invests to be shorter than the maturities stated in the underlying mortgages.

MUNICIPAL NOTES. For liquidity purposes, pending investment in municipal bonds, or on a temporary or defensive basis due to market conditions, the Municipal Bond Portfolio may invest in tax-exempt short-term debt obligations (maturing in one year or less). These obligations, known as "municipal notes," include tax, revenue and bond anticipation notes, construction loan notes and tax-exempt commercial paper which are issued to obtain funds for various public purposes; the interest from these Notes is also exempt from federal income taxes. The Municipal Bond Portfolio will limit its investments in municipal notes to those which are rated, at the time of purchase, within the two highest grades assigned by Moody's or the two highest grades assigned by S&P or Fitch, or if unrated, which are of comparable quality in the opinion of the Adviser.

MUNICIPAL BONDS. Municipal bonds include debt obligations of a state, a territory, or a possession of the United States, or any political subdivision thereof (e.g., countries, cities, towns, villages, districts, authorities) or the District of Columbia issued to obtain funds for various purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to loan to public or private institutions for the construction of facilities such as education, hospital and housing facilities. In addition, certain types of private activity bonds may be issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term municipal bonds if the interest paid thereon is at the time of issuance, in the opinion of the issuer's bond counsel, exempt from federal income tax. The current federal tax laws, however, substantially limit the amount of such obligations that can be issued in each state.

The two principal classifications of municipal bonds are "general obligation" and limited obligation or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, whereas revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Private activity bonds that are municipal bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity revenue bonds is usually directly related to the credit standing of the industrial user involved. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous


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differences in the collateral security of municipal bonds, both within and between the two principal classifications described above.

REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as a Portfolio) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. A Portfolio will enter into repurchase agreements only where (i) the underlying securities are of the type (excluding maturity limitations) which the Portfolio's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times at least equal to the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Portfolio's custodian. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Portfolio for a duration of more than seven days if, as a result, more than 15% (10% with respect to the U.S. Government Money Market Portfolio) of the net asset value of the Portfolio would be invested in such agreements or other securities which are not readily marketable.

The Portfolio will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Portfolio could incur costs in connection with the disposition of the collateral if the seller were to default. A Portfolio will enter into repurchase agreements only with sellers deemed to be creditworthy by the Portfolio's Adviser or the Board of Trustees, or pursuant to guidelines established by the Board of Trustees of the Trust and only when the economic benefit to the Portfolio is believed to justify the attendant risks. The Portfolios have adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Portfolios may enter into repurchase agreements only with well-established securities dealers or with member banks of the Federal Reserve System.

SHORT SALES. The Portfolios may sell securities short as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

UNREGISTERED SECURITIES. The Portfolios each may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Portfolio's Adviser, acting under guidelines approved and monitored by the Board, which has the ultimate responsibility for any determination regarding


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liquidity, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in each of the Portfolios during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Board will carefully monitor any investments by each of the Portfolios in these securities.

                             INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the Prospectuses. For purposes of the following restrictions and those contained in the prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from a Portfolio. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Portfolio's investment policies and limitations.

A Portfolio's fundamental investment policies and limitations may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Portfolio. As used in this Statement of Additional Information, the term "majority of the outstanding voting securities" means the lesser of (1) 67% of the shares of a Portfolio present at a meeting where the holders of more than 50% of the outstanding shares of a Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Portfolio. Shares of each Portfolio will be voted separately on matters affecting only that Portfolio, including approval of changes in the fundamental investment policies of that Portfolio.

The investment objective of each Portfolio, in addition to the investment restrictions listed below, are fundamental and may not be changed without shareholder approval. All other investment policies and restrictions that are not identified as fundamental may be changed with Board approval and do not require a shareholder vote.

FUNDAMENTAL INVESTMENT RESTRICTIONS.

A Portfolio may not:

1. With respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except obligations of, or guaranteed by, the United States government, its agencies, or instrumentalities, if, as a result, more than 5% of the value of the Portfolio's total assets would be invested in the securities of any one issuer. This restriction does NOT apply to the non-diversified Portfolios, which include the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, and the Energy & Basic Materials Portfolio;

2. With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer. This restriction does NOT apply to the non-diversified Portfolios, which include the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, and the Energy & Basic Materials Portfolio;

3. Invest 25% or more of its total assets in securities of issuers in any one industry. This restriction does not apply to: the Municipal Bond Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio and the Energy & Basic Materials Portfolio;

4. Borrow money, except from a bank in an aggregate amount not exceeding one third of the Portfolio's total assets to meet redemptions and for other temporary or emergency purposes not involving leveraging. A Portfolio may not purchase securities while borrowings exceed 5% of the value of its total assets, except that this restriction is non-fundamental with respect to the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, the Energy & Basic Materials Portfolio, and the Mid-Capitalization Portfolio.

5. Invest in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but all Portfolios are authorized to purchase and sell financial futures contracts and options on such futures contracts exclusively for hedging and other non-speculative purposes to the extent specified in the Prospectus;

6. Invest in real estate or real estate limited partnerships (direct participation programs), except that each Portfolio may (as appropriate and consistent with its investment objectives and policies) purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein.;

7. Underwrite securities of other companies except to the extent that the Portfolio may be deemed to be an underwriter under the 1933 Act in disposing of a security;


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8.   Purchase warrants if as a result the Portfolio would then have either more than 5% of its total assets (determined at the time of investment) invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchange, except that this limitation is non-fundamental with respect to the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, the Energy & Basic Materials Portfolio, and the Mid-Capitalization Portfolio.

9. Pledge its assets or assign or otherwise encumber its assets in excess of 33 1/3% of its net assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in the Prospectus, except that this limitation is considered non-fundamental with respect to the Health & Biotechnology
     Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, the Energy & Basic Materials Portfolio, and the Mid-Capitalization Portfolio.

10. Issue senior securities, except to the extent permitted by the 1940 Act, which may include, but is not limited to: (i)entering into a repurchase agreement; (ii) borrowing money in accordance with restrictions described above; or (iii) lending Portfolio securities; or

11. Make loans to any person or individual except that Portfolio securities may be loaned by all Portfolios within the limitations set forth in the Prospectus.

The following are also fundamental investment restrictions:

1. The Municipal Bond Portfolio will invest at least 80% of its assets in securities that pay interest exempt from federal income taxes.

2. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Portfolio's Adviser, acting under guidelines approved and monitored by the Board, which has the ultimate responsibility for any determination regarding liquidity, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in each of the Portfolios during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and it is not possible to predict how this market will develop. The Board will carefully monitor any investments by each of the Portfolios in these securities.

NON-FUNDAMENTAL POLICIES. The following policies may be changed by the Board of Trustees without shareholder approval. A Portfolio will not invest more than 15% (10% with respect to the U.S. Government Money Market Portfolio) of the value of its net assets in securities that are illiquid, including certain government stripped mortgage related securities, repurchase agreements maturing in more than seven days and that cannot be liquidated prior to maturity and securities that are illiquid by virtue of the absence of a readily available market. Securities that have legal or contractual restrictions on resale but have a readily available market are deemed not illiquid for this purpose. In addition, each portfolio cannot: (a) purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of Portfolio securities) or make short sales of securities except "against the box" (collateral arrangements in connection with transactions in futures and options are not deemed to be margin transactions); (b) invest for the purpose of exercising control or management of another company.

The 80% investment restriction noted in the Prospectus of certain Portfolios is also non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed. However, as noted above, the 80% investment policy of the Municipal Bond Portfolio is fundamental and may not be changed without shareholder approval.


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                       PRINCIPAL HOLDERS OF SECURITIES AND
                        CONTROL PERSONS OF THE PORTFOLIOS

[*TA - PLEASE UPDATE*]

The following persons owned 5% or more of the outstanding Class B Shares of the U.S. Government Portfolio as of December 3, 2002: Jonathan Ornstein, 4840 East Grandview Lane, Phoenix, AZ 85018-1810 - 48.00%; State Street Bank & Trust Co., Cust. for the IRA R/O FBO Colleen M. Olson, P.O. Box 322, Downey, ID 83234-0322
- 9.62%; First Clearing Corporation, A/C 3678-3444, Jacqueline A. Goldberg, 1870 Worcester Avenue, Saint Paul, MN 55116-2627 - 7.80%; MJK Clearing Inc. FBO Midwest Consolidators International Inc., 5500 Wayzata Boulevard Suite 600, Minneapolis, MN 55416-1263 - 7.78%; MJK Clearing Inc. FBO, Midwest Consolidators International Inc., 5500 Wayzata Boulevard, Suite 600, Minneapolis, MN 55416-1263 - 9.24%; MJK Clearing Inc, FBO Mark & Patricia Haywood JT TEN, 5500 Wayzata Boulevard, Suite 600, Minneapolis, MN 55416-1263 - 5.20%.

The following persons owned 5% or more of the outstanding Class C Shares of the U.S. Government Portfolio as of December 3, 2002: State Street Bank & Trust Co., Cust. for the IRA of FBO Stanley Prowler, 139 East 63rd Street, New York, NY 10021-7408 - 11.11%; State Street Bank & Trust Co., Cust. for the IRA of FBO Herbert L. Collier, 8201 East Kalil Drive, Scottsdale, AZ 85260-5736 - 28.11%; Herbert L. & Sharon L. Collier JT TR, U/A DTD 6/27/2000, 8201 East Kalil Drive, Scottsdale, AZ 85260-5736 - 15.83%.

The following persons owned 5% or more of the outstanding Class B Shares of the Investment Quality Bond Portfolio as of December 3, 2002: Jonathan Ornstein, 4840 East Grandview Lane, Phoenix, AZ 85018-1810 - 16.21%; NFSC FEBO #PKS-082716, Josephine Spaulding, 11 Indian Maiden Pass, Altamont, NY 12009-6100
- 8.46%; NFSC FEBO #PKS-006459, NFSC/FMTC IRA Rollover, FBO Judy Rae Banker, 9 Jenkins Road, Burnt Hills, NY 12027-9727 - 17.57%; MJK Clearing Inc. FBO Midwest Consolidators International Inc., 5500 Wayzata Boulevard, Suite 600, Minneapolis, MN 55416-1263 - 12.27%; MJK Clearing Inc. FBO Midwest Consolidators International Inc., 5500 Wayzata Boulevard, Suite 600, Minneapolis, MN 55416-1263 - 7.00%; NFSC FEBO #PKS-081280, Joseph DeFranco II, Barbara DeFranco, 11 Indian Maiden Pass, Altamont, NY 12009-6100 - 5.17%.

The following persons owned 5% or more of the outstanding Class C Shares of the Investment Quality Bond Portfolio as of December 3, 2002: State Street Bank & Trust Co., Cust. for the IRA of FBO Herbert L. Collier, 8201 East Kalil Drive, Scottsdale, AZ 85260-5736 - 18.40%; Anna M. Grubbs, 204 Wiley Road, P.O. Box 311, Douglas, MI 49406-0311 - 5.83%; Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-2052 - 5.36%. The following persons owned 5% or more of the outstanding Class I Shares of the Municipal Bond Portfolio as of December 3, 2001: Lewco Securities Corp., FBO A/C #H35-101895-7-01, 34 Exchange Place, 4th Floor, Jersey City, NJ 07302-3885 - 6.46%.

The following persons owned 5% or more of the outstanding Class B Shares of the Municipal Bond Portfolio as of December 3, 2002: NFSC FEBO #HDM-427349, Margaret Wallingford TTEE, Otto H. Wallingford Family Trust, U/W 6/16/00, 380 Youngs Corner Road, Auburn, ME 04210-8537 - 58.80%; MJK Clearing Inc. FBO Mark & Patricia Haywood JT TEN, 5500 Wayzata Boulevard, Suite 600, Minneapolis, MN 55416-1263 - 39.78%.

The following persons owned 5% or more of the outstanding Class C Shares of the Municipal Bond Portfolio as of December 3, 2001: Gabriel F. Gargiulo, 1285A Silas Deane Highway PMB290, Wethersfield, CT 06109-4302 - 5.35%; Pauline Frederick, 25-C Esquire Drive, Manchester, CT 06040-1409 - 5.62%; Herbert L. Collier TTEE, Sharon L. Collier TTEE, Herbert L. & Sharon L. Collier JT TR, U/A DTD 6/27/2000, 8201 East Kalil Drive, Scottsdale, AZ 85260-5736 - 71.62%;
Elizabeth G. Engelbrecht, 520 South Cherry Street, Paxton, IL 60957-1602 -
11.22%.

The following persons owned 5% or more of the outstanding Class C Shares of the Large Capitalization Value Portfolio as of December 3, 2002: State Street Bank & Trust Co., Cust. For the IRA of FBO Herbert L. Colllier, 8201 East Kalil Drive, Scottsdale, AZ 85260-5736 - 5.32%; CIBC World Markets Corp., FBO 028-15798-13, P.O. Box 3484, Church Street Station, New York, NY 10008-3484 - 5.04%.

The following persons owned 5% or more of the outstanding Class B Shares of the Large Capitalization Growth Portfolio as of December 3, 2002: NFSC FEBO # PKS-006793, Gerald D. Arzoumanian, 26 Danielwood Drive, Loudonville, NY 12211-1512 - 6.33%. The following persons owned 5% or more of the outstanding Class I Shares of the Small Capitalization Portfolio as of December 3, 2001:
Northern Trust Co. as Cust. FBO, American Medical Association Pension Plan, P.O. Box 92956, Chicago, IL 60675-2956 - 25.91%.

The following persons owned 5% or more of the outstanding Class B Shares of the Small Capitalization Portfolio as of December 3, 2002: Scott & Stringfellow Cust. FBO Marlene G. Young SEPIRA, Bin # 874749041, 120 Barclay Court, Peachtree City, GA 30269-4052 - 7.91%; Scott & Stringfellow Cust. FBO Jonathan F. Young IRA, Bin # 874749121, 620 Barclay Court, Peachtree City, GA 30269 - 5.26%; Jonathan Ornstein, 4840 East Grandview Lane, Phoenix, AZ 85018-1810 - 7.86%; NFSC FEBO # PKS-006807, NFSC/FMTC IRA FBO Gerald D. Arzoumanian, 26 Danielwood Drive, Loudonville, NY 12211-1512 - 10.16%; MJK Clearing Inc. FBO, Midwest Consolidators International Inc., 5500 Wayzata Boulevard, Suite 600, Minneapolis, MN 55416-1263 - 5.71%; MJK Clearing Inc. FBO Midwest Consolidators International Inc., 5500 Wayzata Boulevard, Suite 600, Minneapolis, MN 55416-1263 - 5.51%.

The following persons owned 5% or more of the outstanding Class C Shares of the Small Capitalization Portfolio as of December 3, 2002: CIBC World Markets Corp., FBO 028-15798-13, P.O. Box 3484, Church Street Station, New York, NY 10008-3484
- 12.98%; CIBC World Markets Corp., FBO 327-14554-16, P.O. Box 3484, Church Street Station, New York, NY 10008-3484 - 9.02%; Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-2052 - 5.04%.

The following persons owned 5% or more of the outstanding Class B Shares of the International Equity Portfolio as of December 3, 2002: Scott & Stringfellow Cust., FBO Marlene G. Young SEPIRA, Bin # 874749041, 120 Barclay Court, Peachtree City, GA 30269-4052 - 7.78%; MJK Clearing Inc. FBO Midwest Consolidators International Inc., 5500 Wayzata Boulevard, Suite 600, Minneapolis, MN 55416-1263 - 7.95%; MJK Clearing Inc. FBO Midwest Consolidators International Inc., 5500 Wayzata Boulevard, Suite 600, Minneapolis, MN 55416-1263 - 6.49%.

The following persons owned 5% or more of the outstanding Class C Shares of the International Equity Portfolio as of December 3, 2002: CIBC World Markets Corp., FBO 028-15798-13, P.O. Box 3484, Church Street Station, New York, NY 10008-3484
- 11.87%; CIBC World Markets Corp., FBO 327-14554-16, P.O. Box 3484, Church Street Station, New York, NY 10008-3484 - 8.25%.

                              TRUSTEES AND OFFICERS

The trustees and executive officers of the Trust, and their principal occupations during the past five years, are set forth below. As of December 3, 2002, the trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Portfolio. [CONFIRM]

[PLEASE FILL IN BLANKS BELOW; provide dates for "Principal Occupation(s)" column]]

---------------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                 Term of        Principal            Portfolios in
                                                 Office and     Occupation(s)        Fund Complex        Other
                         Positions Held with     Length of      During Past 5        Overseen by         Directorships
Name, Age and Address    the Trust               Time Served    Years                Trustee             Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees:

------------------------------------------------------------------------------------------------------------------------------------
Patrick H. McCollough     Trustee                 Indefinite;   Partner, Kelly       12                   None
101 South Washington                              Since 1994    Cawthorne (law
Square, 9th Floor                                               firm)
Lansing, MI  48933                                              1986-present;
Age 60
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Udo W. Koopmann           Trustee                 Indefinite;   Retired, 2002        12                   None
11500 Governor's Drive                            since 1997    President, CapCo
Chapel Hill, NC  27514                                          Group, LLC;
Age 61                                                          1996-2002;

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Floyd E. Seal             Trustee                 Indefinite;   Chief Executive      12                   None
7565 Industrial Court                             since 1997    Officer, TARAHILL,
Alpharetta, GA  30004                                           INC., d.b.a. Pet
Age 53                                                          Goods Mfg. &
                                                                Imports; Partner,
                                                                S&W Mgmt.
------------------------------------------------------------------------------------------------------------------------------------
William B. Blundin        Trustee                 Indefinite;   Principal, Bransford 12                   Director, The Catherine M.
                                                  since 2003    Investment Partners;                      Gallagher Scholarship
                                                                                                          Fund; Director, The
                                                                Sr. VP, BISYS Group;                      Higgins Company and Dunord
                                                                                                          Land Company
                                                                Vice Chairman and
                                                                Partner, Concord
                                                                Holding Corp. and
                                                                Concord Financial
                                                                Group.
------------------------------------------------------------------------------------------------------------------------------------


Stephen H. Hamrick      Trustee                   Indefinite    Chief Executive Officer, Carey Financial Corporation
Carey Financial Corp.                             Term          (1994-present) (Broker-dealer); Managing Director,
50 Rockefeller Plaza                              Since 2003    W.P. Carey & Co., Inc. (1995-present) (Real Estate
New York, NY 10020                                              Investment Banking); Senior Vice President, Cantor
Age 49                                                          Fitzgerald (1996-1998) (Investment Brokerage);
                                                                Director, Duroplas Corp., (2001-present)
                                                                (Manufacturer). Director, Orbitex Life Sciences &
                                                                Biotechnology Fund, Inc., 1 portfolio
                                                                (2000-present).
------------------------------------------------------------------------------------------------------------------------------------
Leigh Alan Wilson       Trustee                   Indefinite    Chief Executive Officer, New Century Care, Inc.
53 Sylvan Road North                              Term          (1989-present) (Seniors Housing Management);
Westport, CT 06880                                Since 2003    Director, Chimney Rock Vineyard and Chimney Rock
Age 58                                                          Winery (1992-present); President and Director, Key
                                                                Mutual Funds, 30 portfolios (1989-present).
                                                                Director, Orbitex Life Sciences & Biotechnology
                                                                Fund, Inc., 1 portfolio (2000-present).
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
Interested Trustees:

---------------------------------------------------------------------------------------------------------------------------
Bruce Ventimiglia*        President, CEO and      1994          Chairman,            12                   None
1101 Stewart Ave.         Chairman of the Board                 President and CEO
Suite 207                 of Trustees                           of
Garden City, NY  11530                                          Orbitex-Saratoga
Age 47                                                          Capital Mgmt.,
                                                                LLC,
                                                                (2002-present);
                                                                Chairman,
                                                                President and
                                                                CEO of Saratoga
                                                                Capital Mgmt.,
                                                                LLC,
                                                                (1994-2002); Sr.
                                                                VP, Oppenheimer
                                                                Capital and
                                                                OpCap Advisers
                                                                (1992-1997).
---------------------------------------------------------------------------------------------------------------------------
Richard E. Stierwalt    President and   Indefinite              President, Chief Executive Officer and Director,
[ADDRESS]               Chairman of     Since 2003              Orbitex Financial Services Group, Inc.
Age 47                  the Board                               (1998-present) (Investment management); Consultant,
                                                                BISYS Management, Inc. (1996-1998) (Mutual fund
                                                                distributor). Director, Orbitex Life Sciences &
                                                                Biotechnology Fund, Inc., 1 portfolio
                                                                (2000-present).
---------------------------------------------------------------------------------------------------------------------------
Principal Officers of the Trust Who Are Not Trustees:

---------------------------------------------------------------------------------------------------------------------------
Stephen Ventimiglia*      Vice President and      Since 1994    Vice Chairman and    12                   None
1101 Stewart Ave.         Secretary                             CIO,
Suite 207                                                       Orbitex-Saratoga
Garden City, NY  11530                                          Capital Mgmt.,
Age 46                                                          LLC(2002-present);
                                                                Vice Chairman and
                                                                CIO, Saratoga
                                                                Capital Mgmt.,
                                                                LLC, (1994-2002);
                                                                Previously 1st VP, Sr.
                                                                Portfolio Mgr.,
                                                                Prudential
                                                                Securities, Inc.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
William P. Marra          Treasurer               Since 1997    Chief Financial      12                   None
1101 Stewart Ave. ,                                             Officer,
Suite 207                                                       Orbitex-Saratoga
Garden City, NY  11530                                          Capital Mgmt., LLC
Age 51                                                          (2002-present);
                                                                Chief Financial
                                                                Officer,
                                                                Saratoga Capital
                                                                Mgmt., LLC
                                                                (1997-2002);
                                                                Account Rep.,
                                                                MetLife,
                                                                (1995-97).
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Members of the Audit Committee
Patrick McCullough
Udo Koopmann
Floyd Seal

* Bruce Ventimiglia and Stephen Ventimiglia are brothers.

[TO BE SUPPLIED: GENERAL STATEMENT AS TO BOARD RESPONSIBILITIES]

                   EQUITY INTERESTS OF TRUSTEES IN PORTFOLIOS
                             As of December 31, 2001

        [PLEASE SUPPLY INFORMATION - choose among the following ranges -
                             break apart by series:
           As of December 31, 2002: None, $1-$10,000; $10,001-$50,000;
                        $50,001-$100,000; over $100,000]

------------------------------------------------------------------------------------------------------------------------------
                                                                                         Aggregate Dollar Range of Equity
                                                                                     Securities in All Registered Investment
                                             Dollar Range of Equity Securities in    Companies Overseen by Trustee in Family
             Name of Trustee                            the Portfolios                        of Investment Companes
------------------------------------------------------------------------------------------------------------------------------
Bruce E. Ventimiglia
------------------------------------------------------------------------------------------------------------------------------
Patrick H. McCollough
------------------------------------------------------------------------------------------------------------------------------
Udo W. Koopmann
------------------------------------------------------------------------------------------------------------------------------
Floyd E. Seal
------------------------------------------------------------------------------------------------------------------------------

[DOES ANY INDEPENDENT TRUSTEE (OR ANY IMMEDIATE FAMILY MEMBER) HAVE A FINANCIAL INTEREST IN ANY INVESTMENT ADVISER OR THE PRINCIPAL UNDERWRITER OF THE FUND? If SO, PLEASE ADVISE SO WE CAN INSERT THE APPROPRIATE CHART -- IDENTIFY PERSONS AND INTERESTS]

REMUNERATION OF OFFICERS AND TRUSTEES. All of the above officers of the Trust are officers of Orbitex-Saratoga Capital Management, LLC and all officers of the Trust receive no salary or fee from the Trust. The Trustees are compensated per regular meeting attended according to the Portfolio asset level on the last business day of the quarter based on the following schedule. For special and committee meetings of the Board, Trustees receive only the meeting fee based on the following schedule.

PORTFOLIO ASSET LEVEL            PORTFOLIO FEE                MEETING FEE
---------------------            -------------                -----------
    < $25 Million                    $0.00                       $0.00
  $25 < $50 Million                 $437.50                     $250.00
    > $50 Million                   $875.00                     $250.00

The following table sets forth the aggregate compensation paid by the Trust to each of the Trustees for the year ended August 31, 2002.

------------------------------------------------------------------------------------------------------------------------------
                                                    Pension or Retirement                               Total Compensation
                                                     Benefits Accrued As                                from Trust and Fund
                          Aggregate Compensation      Part of Portfolio         Estimated Annual          Complex Paid to
    Trustee/Officer             from Trust                Expenses          Benefits Upon Retirement         Trustees
------------------------------------------------------------------------------------------------------------------------------
Bruce E. Ventimiglia                $0                       N/A                      N/A                       $0
------------------------------------------------------------------------------------------------------------------------------
Patrick H. McCollough                                        N/A                      N/A
------------------------------------------------------------------------------------------------------------------------------
Udo W. Koopmann                                              N/A                      N/A
------------------------------------------------------------------------------------------------------------------------------
Floyd E. Seal                                                N/A                      N/A
------------------------------------------------------------------------------------------------------------------------------

                          MANAGEMENT AND OTHER SERVICES

The manager of the Trust is Orbitex-Saratoga Capital Management, LLC ("Orbitex-Saratoga" or the "Manager"), 1101 Stewart Avenue, Suite 207, Garden City, New York 11530. Pursuant to the Management Agreement with the Trust (the "Management Agreement"), Orbitex-Saratoga, subject to the supervision of the Trustees and in conformity with the stated policies of the Trust, manages the operations of the Trust and reviews the performance of the Advisers, and makes recommendations to the Trustees with respect to the retention and renewal of contracts. The Management Agreement was approved by the Board of Trustees of the Trust, including by a majority of the non-interested Trustees at a meeting held on September 20, 2002.

The Manager and the Trust have obtained an exemptive order (the "Order") from the Securities and Exchange Commission that permits the Manager to enter into investment advisory agreements with Advisers without obtaining shareholder approval. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.

The Order also permits the Manager, subject to the approval of the Trustees, to replace investment advisers or amend investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. The Manager compensates each Adviser out of its management fee.

The following table sets forth the annual management fee rates payable by each Portfolio to Orbitex-Saratoga pursuant to the Management Agreement, expressed as a percentage of the Portfolio's average daily net assets:

                                                                   TOTAL
                                                                MANAGEMENT
                        PORTFOLIO                                   FEE
                        ---------                                   ---
Large Capitalization Growth Portfolio                              0.65%
Large Capitalization Value Portfolio                               0.65%
Mid Capitalization Portfolio                                       0.75%
Small Capitalization Portfolio                                     0.65%
International Equity Portfolio                                     0.75%
Investment Quality Bond Portfolio                                  0.55%
Municipal Bond Portfolio                                           0.55%
U.S. Government Money Market Portfolio                            0.475%
Health & Biotechnology Portfolio                                   1.25%
Technology & Communications Portfolio                              1.25%
Financial Services Portfolio                                       1.25%
Energy & Basic Materials Portfolio                                 1.25%

The fee is computed daily and payable monthly. Currently, the Manager is voluntarily limiting total annual operating expenses of the Portfolios as follows: for Class I Shares 1.25% with respect to U.S. Government Money Market Portfolio, 1.40% with respect to Investment Quality Bond Portfolio, 1.40% with respect to Municipal Bond Portfolio, 2.00% with respect to Large Capitalization Value Portfolio, 2.00% with respect to Large Capitalization Growth Portfolio, 2.00% with respect to Mid Capitalization Portfolio, 2.00% with respect to Small Capitalization Portfolio, 2.30% with respect to International Equity Portfolio, 2.50% with respect to Health & Biotechnology, 2.50% with respect to Technology & Communications, 2.50% with respect to Financial Services and 2.50% with respect to Energy & Basic Materials: for Class A Shares 2.50% with respect to Mid Capitalization Portfolio, 2.50% with respect to Health & Biotechnology Portfolio, 2.50% with respect to Technology & Communications, 2.50% with respect to Financial Services Portfolio and 2.50% with respect to Energy & Basic Materials Portfolio; for each of Class B and Class C Shares, 2.25% with respect to U.S. Government Money Market Portfolio, 2.40% with respect to Investment Quality Bond Portfolio, 2.40% with respect to Municipal Bond Portfolio, 3.00% with respect to Large Capitalization Value Portfolio, 3.00% with respect to Large Capitalization Growth Portfolio, 3.00% with respect to Mid Capitalization Portfolio, 3.00% with respect to Small Capitalization Portfolio, 2.40% with respect to International Equity Portfolio, 3.30% with respect to Health & Biotechnology Portfolio, 3.30% with respect to Technology & Communications Portfolio, 3.30% with respect to Financial Services Portfolio and 3.30% with respect to Energy & Basic Materials Portfolio.

Subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser manages the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolio and places orders to purchase and sell securities on behalf of the Portfolio.

The following table shows the amount of advisory fees paid by each Portfolio to the Advisers and the amount of the advisory fees waived by the Adviser for the past three fiscal years. No information is included for the Health & Biotechnology , Technology & Communications, Financial Services, Energy & Basic Materials and Mid Capitalization Portfolios, which had not commenced operations as of the date hereof.

        [PLEASE CONFIRM NUMBERS AND COMPLETE - IF NONE, STATE THAT FACT]

                         MANAGEMENT FEES    ADVISORY FEES         ADVISORY FEES WAIVED
                         PAID BY FUND       PAID BY MANAGER            BY THE MANAGER
                          TO MANAGER        TO ADVISOR            -------------------
U.S. Government Money
  Market Portfolio
August 31, 2000
August 31, 2001                                                      $ 1,393
August 31, 2002

Investment Quality
  Bond Portfolio
August 31, 2000
August 31, 2001
August 31, 2002

Municipal Bond
  Portfolio
August 31, 2000                                                      $58,261
August 31, 2001                                                      $55,465
August 31, 2002

Large Capitalization
  Value Portfolio
August 31, 2000
August 31, 2001
August 31, 2002

Large Capitalization
  Growth Portfolio
August 31, 2000                                                      $10,487
August 31, 2001
August 31, 2002

Small Capitalization
  Portfolio
August 31, 2000                                                      $11,138
August 31, 2001                                                      $73,147
August 31, 2002

International Equity
  Portfolio
August 31, 2000
August 31, 2001                                                      $25,018
August 31, 2002

Expenses not expressly assumed by Orbitex-Saratoga under the Management Agreement or by Orbitex Funds Distributor, Inc. under the Administration Agreement are paid by the Trust. Expenses incurred by a Portfolio are allocated among the various Classes of shares pro rata based on the net assets of the Portfolio attributable to each Class, except that 12b-1 fees relating to a particular Class are allocated directly to that Class. In addition, other expenses associated with a particular Class, except advisory or custodial fees, may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class, and the direct allocation to that Class is approved by the Trust's Board of Trustees. The fees payable to each Adviser pursuant to the Investment Advisory Agreements between each Adviser and Orbitex-Saratoga with respect to the Portfolios are paid by Orbitex-Saratoga. Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses among others: (a) the fees payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated persons of the Manager or the Trust's Advisers, (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of maintaining certain required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees' meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Manager or Advisers) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and
(l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.

The Management Agreement provides that Orbitex-Saratoga will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement will continue in effect for a period of more than one year from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act.

The Advisory Agreements for the Portfolios were last approved by the Trustees, including a majority of the Trustees who are not parties to such contract or interested persons of any such parties, on September 20, 2002, for a period of one year effective as of[DATE]. In approving the Management and Advisory Agreements, the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Manager and the Advisers, the performance, fees and expenses of each Portfolio compared to other similar investment companies, the Managers' and the Adviser's expenses in providing the services, the profitability of the Manager and the Advisers and their affiliated companies and other benefits they derive from their relationship with the Portfolio and the extent to which economies of scale are shared with each Portfolio. The Independent Trustees reviewed reports from management about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Manager and the Advisers and the sub-advisers and the financial strength of the Manager and the Advisers and their affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by legal counsel to the Portfolio as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgment that approval of the Management Agreement and the Advisory Agreements were in the best interests of each Portfolio and its shareholders.

Each Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement may be terminated by the Trust, Orbitex-Saratoga, or by vote of a majority of the outstanding voting securities of the Trust, upon written notice to the Adviser, or by the Adviser upon at least 100 days' written notice. Each Advisory Agreement provides that it will continue in effect for a period of more than one year from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

CODE OF ETHICS. The Portfolios, the Manager, the Advisers and Orbitex Funds Distributor, Inc. have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act with respect to their personnel with access to information about the purchase or sale of securities by the Portfolios. These codes are designed to protect the interests of the Portfolios' shareholders. While these codes contain provisions reasonably necessary to prevent personnel subject to the codes from engaging in unlawful conduct and require compliance review of securities transactions, they do not prohibit such personnel from investing in securities, including securities that may be purchased or held by the Portfolios so long as such investments are made pursuant to the code's requirements.

ADMINISTRATION AGREEMENT. Orbitex Fund Services, Inc. acts as the Trust's Administrator pursuant to an Administration Agreement which was approved by the Trust's trustees on, and which became effective November 22, 2002. The Administration Agreement will remain in effect for [supply years] from the date of its effectiveness, [DATE], and may be continued annually thereafter if approved in accordance with requirements of the 1940 Act. Prior to the Administration Agreement currently in effect, Funds Distributor, Inc. served as the Trust's Administrator pursuant to a contract dated September 21, 1999. For the year ended August 31, 2000, each of the following Portfolios accrued the following amounts in administrative fees: U.S. Government Money Market, $36,600; Investment Quality Bond, $29,280; Municipal Bond, $9,150; Large Capitalization Value, $51,240; Large Capitalization Growth, $80,520; Small Capitalization, $25,620; and International Equity, $18,300. For the year ended August 31, 2001, each of the following Portfolios accrued the following amounts in administrative fees: U.S. Government Money Market, $36,500; Investment Quality Bond, $29,200; Municipal Bond, $9,125; Large Capitalization Value, $51,100; Large Capitalization Growth, $80,300; Small Capitalization, $25,550; and International Equity, $18,250. For the year ended August 31, 2002, each of the following Portfolios accrued the following amounts in administrative fees: U.S. Government Money Market, $[SUPPLY]; Investment Quality Bond, $[SUPPLY]; Municipal Bond, $[SUPPLY]; Large Capitalization Value, $[SUPPLY]; Large Capitalization Growth, $[SUPPLY]; Small Capitalization, $[SUPPLY]; and International Equity, $[SUPPLY].

PLAN OF DISTRIBUTION. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Class, other than Class I, pays the Distributor or other entities compensation accrued daily and payable monthly. Class A Shares charge a Rule 12b-1 fee at the annual rate of 0.40% of average daily net assets, and Classes B and C each charge Rule 12b-1 fees at the annual rate of 1.0% of average daily net assets. The Distributor or other entities also receive the proceeds and contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

The Distributor has informed the Trust that a portion of the fees payable each year pursuant to the Plan equal to 0.25% of such Class's average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class is characterized as an "asset-based sales charge" as defined in the aforementioned Rules of the Association.

[(1) PROVIDE $ AMT OF SALES LOADS PAID TO DISTRIBUTOR FOR LAST 3 FISCAL YEARS.
(2) PROVIDE AMOUNTS PAID UNDER 12b-1 FOR LAST FISCAL YEAR.]

The Plan was adopted by a majority vote of the Board of Trustees, including all of the Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, on October 9, 1998 and was last approved on April 9, 2001, effective as of April 26, 2001. [PROVIDE UPDATED DATES, AS APPLICABLE.]

Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts extended by the Distributor or other entities under the Plan and the purpose for which such expenditures were made.

The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Class or Classes of the Trust, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Trust (as defined in the 1940 Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

At any given time, the expenses in distributing shares of each Portfolio may be in excess of the total of (i) the payments made by the Portfolio pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of shares. For example, if $1 million in expenses in distributing shares of a Portfolio had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. Because there is not a requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, such excess amount does not constitute a liability of the Portfolio. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs. If expenses in distributing shares are less than payments made for distributing shares, the Distributor or other entities will retain the full amount of the payments.

PORTFOLIO TRANSACTIONS. Each Adviser is responsible for decisions to buy and sell securities, futures contracts and options thereon, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. As most, if not all, purchases made by the Income Portfolios are principal transactions at net prices, those Portfolios pay no brokerage commissions; however, prices of debt obligations reflect mark-ups and mark-downs which constitute compensation to the executing dealer. Each Portfolio will pay brokerage commissions on transactions in listed options and equity securities. Prices of portfolio securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities purchased from dealers include a spread between the bid and asked prices. Each Adviser seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers during the course of an underwriting in return for their brokerage and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to one or more of the Portfolios and/or other accounts of the Advisers; information received in connection with directed orders of other accounts managed by the Advisers or its affiliates may or may not be useful to one or more of the Portfolios. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Advisers, to make available additional views for consideration and comparison, and to enable the Advisers to obtain market information for the valuation of securities held in a Portfolio's assets.

Sales of shares of each Portfolio, subject to applicable rules covering the Distributor's activities in this area, mayalso be considered as a factor in the direction of portfolio transactions to dealers, but only in conformity with the price, execution and other considerations and practices discussed above. A Portfolio will not purchase any securities from or sell any securities to a broker that is affiliated with any of the Advisers (an "affiliated broker") that is acting as principal for its own account. Each of the Advisers currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of each Adviser to cause purchase or sale transactions to be allocated among the Portfolios and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios and other client accounts, the main factors considered are the respective investment objectives, the relative size of Portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of each Portfolio and other client accounts. When orders to purchase or sell the same security on identical terms are placed by more than one of the Portfolios and/or other advisory accounts managed by an Adviser or its affiliates, the transactions are generally executed as received, although a Portfolio or advisory account that does not direct trades to a specific broker ("free trades") usually will have its order executed first. Purchases are combined where possible for the purpose of negotiating brokerage commissions, which in some cases might have a detrimental effect on the price or volume of the security in a particular transaction as far as the Portfolio is concerned. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Portfolio are considered free trades.

However, having an order placed first in the market does not necessarily guarantee the most favorable price.

Subject to the above considerations, an affiliated broker may act as a securities broker or futures commission merchant for the Trust. In order for an affiliate of an Adviser or Orbitex-Saratoga to effect any Portfolio transactions for the Trust, the commissions, fees or other remuneration received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow an affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" persons, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

[NEED TOTAL AMOUNT OF BROKERAGE COMMISSIONS PAID BY EACH PORTFOLIO FOR LAST 3 FISCAL YEARS]

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share for each class of shares of each Portfolio is determined each day the New York Stock Exchange (the "Exchange") is open, as of the close of the regular trading session of the Exchange that day (currently 4:00 p.m. Eastern Time), by dividing the value of a Portfolio's net assets by the number of its shares outstanding.

The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. It may also close on other days.

Securities listed on a national securities exchange or designated national market system securities are valued at the last reported sale price on that day, or, if there has been no sale on such day or on the previous day on which the Exchange was open (if a week has not elapsed between such days), then the value of such security is taken to be the reported bid price at the time as of which the value is being ascertained. Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. The value of a foreign security is determined in its national currency and that value is then converted into its US dollar equivalent at the foreign exchange rate in effect on the date of valuation.

The Trust's Board of Trustees has approved the use of nationally recognized bond pricing services for the valuation of each

Portfolio's debt securities. The services selected create and maintain price matrices of U.S. Government and other securities from which individual holdings are valued shortly after the close of business each trading day. Debt securities not covered by the pricing services are valued upon bid prices obtained from dealers who maintain an active market therein or, if no readily available market quotations are available from dealers, such securities (including restricted securities and OTC options) are valued at fair value under the Board's procedures. Short-term (having a maturity of 60 days or less) debt securities are valued at amortized cost.

Puts and calls are valued at the last sales price therefor, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Portfolio writes a call, an amount equal to the premium received is included in the Portfolio Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the call. If a call written by a Portfolio is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Portfolio expires on its stipulated expiration date or if a Portfolio enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Portfolio is exercised by it, the amount the Portfolio receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Portfolio.

The U.S. Government Money Market Portfolio utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the shares of the Portfolio. The Portfolio utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods, the yield to investors in the Portfolio may differ somewhat from that obtained in a similar company which uses mark to market values from all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The Portfolio's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the 1940 Act (the "Rule"), and is conditioned on its compliance with various conditions including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolios investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, the Trustees' considerations made pursuant to them and any actions taken upon such considerations; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses or as provided by the Agreement and Declaration of Trust, reducing the number of the outstanding shares of the Portfolio to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders). Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Portfolio's capital the necessary shares that represent the amount of excess upon such determination. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investment in the Portfolio.

The Rule further requires that the Portfolio limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities (as defined below). The Rule also requires the Portfolio to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with remaining maturity of more than thirteen months. Should the disposition of a Portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Portfolio would be required to invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Portfolio's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of thirteen months or less; (b) (i) is rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined by the Board to be of comparable quality to any such rated security.

As permitted by the Rule, the Trustees have delegated to the Portfolio's Adviser, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Trustees determine that it is no longer in the best interests of the Portfolio and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such change.

The Portfolio will manage its portfolio in an effort to maintain a constant $1.00 per share price, but it cannot assure that the value of its shares will never deviate from this price. Since dividends from net investment income are declared and reinvested on a daily basis, the net asset value per share, under ordinary circumstances, is likely to remain constant. Otherwise, realized and unrealized gains and losses will not be distributed on a daily basis but will be reflected in the Portfolio's net asset value. The amounts of such gains and losses will be considered by the Trustees in determining the action to be taken to maintain the Trust's $1.00 per share net asset value. Such action may include distribution at any time of part or all of the then accumulated undistributed net realized capital gains, or reduction or elimination of daily dividends by an amount equal to part or all of the then accumulated net realized capital losses. However, if realized losses should exceed the sum of net investment income plus realized gains on any day, the net asset value per share on that day might decline below $1.00 per share. In such circumstances, the Trust may eliminate the payment of daily dividends for a period of time in an effort to restore the Trust's $1.00 per share net asset value. A decline in prices of securities could result in significant unrealized depreciation on a mark-to-market basis. Under these circumstances the Portfolio may reduce or eliminate the payment of dividends and utilize a net asset value per share as determined by using available market quotations or reduce the number of its shares outstanding.

                  PORTFOLIO YIELD AND TOTAL RETURN INFORMATION

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

CURRENT YIELD AND EFFECTIVE YIELD. The Trust may from time to time advertise the current yield and effective annual yield of the U.S. Government Money Market Portfolio calculated over a 7-day period. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the share but excluding any capital changes. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Portfolio, and its operating expenses. The Portfolio may also prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized 7-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

365/7 Effective Yield = [(base period return +1) ] -1

OTHER PORTFOLIOS

YIELDS. Yield information may be useful to investors in reviewing a Portfolio's performance. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in any of the Portfolios of the Trust is not insured; yield is not guaranteed and normally will fluctuate on a daily basis. The yield for any given past period is not an indication or representation of future yields or rates of return. Yield is affected by Portfolio quality, Portfolio maturity, type of instruments held and operating expenses. When comparing a Portfolio's yield with that of other investments, investors should understand that certain other investment alternatives such as money-market instruments or bank accounts provide fixed yield and also that bank accounts may be insured.

The Trust may from time to time advertise the yield of a Portfolio as calculated over a 30-day period. This yield will be computed by dividing the Trust's net investment income per share earned during this 30-day period by the maximum offering price per share on the last day of this period. The average number of shares used in determining the net investment income per share will be the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. In accordance with regulations of the Securities and Exchange Commission, income will be computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all expenses incurred during the period, which include management and distribution fees. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described in the Prospectus. Yield is calculated according to the following formula:

                                        6
                             YIELD = 2[(x + 1) - 1]
                                       cd

Where:

x = daily net investment income, based upon the subtraction of daily accrued expenses from daily accrued income of the Portfolio. Income is accrued daily for each day of the indicated period based upon yield-to-maturity of each obligation held in the Portfolio as of the day before the beginning of any thirty-day period or as of contractual settlement date for securities acquired during the period. Mortgage and other receivables-backed securities calculate income using coupon rate and outstanding principal amount.

c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

d = the maximum offering price per share on the last day of the period.

Yield does not reflect capital gains or losses, non-recurring or irregular income. Gain or loss attributable to actual monthly paydowns on mortgage or other receivables-backed obligations purchased at a discount or premium is reflected as an increase or decrease in interest income during the period.

TAX EQUIVALENT YIELD is computed by dividing that portion of the current yield (computed as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax exempt.

                                        E
                      TAX EQUIVALENT YIELD = ---------- + t
                                       1-P

                           Where: E = tax exempt yield
                           P = stated income tax rate
                                t = taxable yield

The Municipal Bond Portfolio may advertise tax-equivalent yields at varying assumed tax rates.

                           AVERAGE ANNUAL TOTAL RETURN

The Trust may from time to time advertise the aggregate total return of a Portfolio. These figures are computed separately for Class I, Class A, Class B and Class C shares. A Portfolio's aggregate total return figures represent the cumulative change in the value of an investment in the Portfolio for the specified period and are computed by the following formula:

                                     ERV - P
                                     -------
                                        P

Where: P = a hypothetical initial payment of $1,000.

ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5 or 10 year period (or fractional portion thereof).

Unaveraged or cumulative total returns reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Each Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      n
P(1+T) = ERV

Where:            P        =        a hypothetical $1,000
                  T        =        average annual total return
                  n        =        number of years

                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

      n
P(1+T) = ATV
            D

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATV      =        ending value at the end of the applicable
                     D              period of the hypothetical $1,000 investment
                                    made at the beginning of the applicable
                                    period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

      n
P(1+T) = ATV
            DR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and redemption)
                  n        =        number of years

                  ATV      =       ending value at the end of the applicable
                     DR            period of the hypothetical $1,000 investment
                                   made at the beginning of the applicable
                                   period, after taxes on fund distributions and redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

The following table provides information regarding the Portfolio's performance for the periods ended August 31, 2002:

------------------------------------------------------------------------------------------------------------------------------
                                                                      1 Year        5 Years          Since Inception (date)
------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return After Taxes on Distributions
------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions
------------------------------------------------------------------------------------------------------------------------------

The average annual total return for Class I on an investment made in Class I Shares of the Portfolios listed below for the one- and five-year periods ended August 31, 2002 and for the period of inception (September 2, 1994) through August 31, 2002 are as follows:

Average Annual Total Return as of August 31, 2002

NAME OF PORTFOLIO                           1 year                     5 year           Since Inception
Large Capitalization Value
Large Capitalization Growth
Small Capitalization
International Equity
Investment Quality Bond
Municipal Bond

The average annual total return for Class A on an investment made in Class A Shares of the Portfolios listed below for the one-year period ended April 30, 2002 and for the period of inception through April 31, 2002 are as follows:

Average Annual Total Return as of April 30, 2002

                                                                                        Date of
NAME OF PORTFOLIO                           1 year            Since Inception           Inception
Health & Biotechnology                                                                  07-15-99
Technology & Communications                                                             10-22-97
Financial Services                                                                      08-01-00
Energy & Basic Materials                                                                10-23-97
Mid Capitalization                          N/A                                         06-28-02

* April 30 was the fiscal year end of the Portfolios as series of the Orbitex family of funds, and the Portfolios' performance is from the period prior to their reorganization into the Trust.

The average annual total return for Class B on an investment made in Class B Shares of the Portfolios listed below for the one-year period ended August 31, 2002 and for the period of inception (January 4, 1999) through August 31, 2002 are as follows:

Average Annual Total Return as of August 31, 2002

NAME OF PORTFOLIO                           1 year            Since Inception
Large Capitalization Value
Large Capitalization Growth
Small Capitalization
International Equity
Investment Quality Bond
Municipal Bond

The average annual total return for Class B on an investment made in Class B Shares of the Portfolios listed below for the one-year period ended April 30, 2002 and for the period of inception through April 30, 2002 are as follows:

Average Annual Total Return as of April 30, 2002

                                                                                        Date of
NAME OF PORTFOLIO                           1 year            Since Inception           Inception
Health & Biotechnology                                                                  07-15-99
Technology & Communications                                                             09-16-98
Financial Services                                                                      08-01-00
Energy & Basic Materials                                                                10-23-97
Mid Capitalization                           N/A                                        06-28-02

* April 30 was the fiscal year end of the Portfolios as series of the Orbitex family of funds, and the Portfolios' performance is from the period prior to their reorganization into Saratoga Advantage Trust.

The average annual total return for Class C on an investment made in Class C Shares of the Portfolios listed below for the one-year period ended August 31, 2002 and for the period of inception (January 4, 1999) through August 31, 2002 are as follows:

Average Annual Total Return as of August 31, 2002

NAME OF PORTFOLIO                           1 year            Since Inception
Large Capitalization Value
Large Capitalization Growth
Small Capitalization
International Equity
Investment Quality Bond
Municipal Bond

The average annual total return for Class C on an investment made in Class C Shares of the Portfolios listed below for the one-year period ended April 30, 2002 and for the period of inception through April 30, 2002 are as follows:

Average Annual Total Return as of April 30, 2002

NAME OF PORTFOLIO                1 year       Since Inception  Date of Inception
Health & Biotechnology           (14.70)%         27.82%           01-18-00
Technology & Communications      (56.97)%          1.09%           01-14-00
Financial Services               (10.99)%          2.93%           08-01-00
Energy & Basic Materials         (18.02)%          3.00%           09-21-98
Mid Capitalization                  N/A             N/A            06-28-02

* April 30 was the fiscal year end of the Portfolios as series of the Orbitex family of funds, and the Portfolios' performance is from the period prior to their reorganization into Saratoga Advantage Trust.

The average annual after tax return for Class I on an investment made in Class I Shares of the Portfolios listed below for the one- and five-year periods ended August 31, 2002 and for the period of inception (September 2, 1994) through August 31, 2002 are as follows:


                                                               1Yr.         5 Yr.         Inception
Large Capitalization Value
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

Large Capitalization Growth
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

Small Capitalization
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

International Equity
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

Investment Quality Bond
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

Municipal Bond
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

The average annual after tax return for Class A on an investment made in Class A Shares of the Portfolios listed below for the one- and five-year periods ended April 30, 2002 and for the period of inception through April 30, 2002 are as follows:

                                                                            Since             Date of
                                                           1Yr.             Inception         Inception
Health & Biotechnology                                                      7/15/99
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

Technology & Communications                                                 10/22/97
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

Financial Services                                                          8/01/00
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

Energy & Basic Materials                                                    10/23/97
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

Mid Capitalization                                                          6-28-02
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

* April 30 was the fiscal year end of the Portfolios as series of the Orbitex family of funds, and the Portfolios' performance is from the period prior to their reorganization into the Trust.


The average annual after tax return for Class B on an investment made in Class B Shares of the Portfolios listed below for the one- and five-year periods ended August 31, 2002 and for the period of inception (September 2, 1994) through August 31, 2002 are as follows:

                                                                                      Since
                                                             1 Yr.        5 Yr.       Inception
Large Capitalization Value
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Large Capitalization Growth
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Small Capitalization
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
International Equity
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Investment Quality Bond
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Municipal Bond
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions


The average annual after tax return for Class B on an investment made in Class B Shares of the Portfolios listed below for the one-year period ended April 30, 2002 and for the period of inception through April 30, 2002 are as follows:

                                                                          Since            Date of
                                                             1 Yr.        Inception        Inception
Health & Biotechnology
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Technology & Communications
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Financial Services
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Energy & Basic Materials
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Mid Capitalization
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

* April 30 was the fiscal year end of the Portfolios as series of the Orbitex family of funds, and the Portfolios' performance is from the period prior to their reorganization into the Trust.


The average annual after tax return for Class C on an investment made in Class C Shares of the Portfolios listed below for the one- and five-year periods ended August 31, 2002 and for the period of inception (September 2, 1994) through August 31, 2002 are as follows:

                                                                                       Since
                                                             1 Yr.        5 Yr.        Inception
Large Capitalization Value
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Large Capitalization Growth
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Small Capitalization
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
International Equity
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Investment Quality Bond
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Municipal Bond
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

The average annual after tax return for Class C on an investment made in Class C Shares of the Portfolios listed below for the one-year period ended April 30, 2002 and for the period of inception through April 30, 2002 are as follows:

                                                                         Since           Date of
                                                             1 Yr.       Inception       Inception
Health & Biotechnology
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Technology & Communications
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Financial Services
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Energy & Basic Materials
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions
Mid Capitalization
 before taxes
 after taxes on distributions
 after taxes on distributions and redemptions

* April 30 was the fiscal year end of the Portfolios as series of the Orbitex family of funds, and the Portfolios' performance is from the period prior to their reorganization into the Trust.


                             YIELD FOR 30-DAY PERIOD
                              ENDED AUGUST 31, 2002

PORTFOLIO
---------
Investment Quality Bond Portfolio
         Class I                                %
         Class B                                %
         Class C                                %

Municipal Bond Portfolio
         Class I                                %
         Class B                                %
         Class C                                %

                     TAX EQUIVALENT YIELD FOR 30-DAY PERIOD

                                        AT FEDERAL INCOME      AT FEDERAL         AT FEDERAL       AT FEDERAL INCOME
                      30 DAY PERIOD            TAX          INCOME TAX RATE    INCOME TAX RATE            TAX
     PORTFOLIO            ENDED            RATE OF 28%           OF 31%             OF 36%            RATE OF 39%
     ---------            -----            -----------           ------             ------            -----------
Municipal
Bond-Class I             8/31/02

Municipal
Bond-Class B             8/31/02

Municipal
Bond-Class C             8/31/02

                           YIELD FOR SEVEN-DAY PERIOD

                                                                   CURRENT             EFFECTIVE
PORTFOLIO                                  PERIOD ENDED             YIELD                 YIELD
---------                                  ------------            -------             ---------
U.S. Government Money Market
Portfolio-Class I                          August 31, 2002

U.S. Government Money Market
Portfolio-Class B                          August 31, 2002

U.S. Government Money Market
Portfolio-Class C                          August 31, 2002

From time to time the Portfolios may refer in advertisements to rankings and performance statistics published by (1) recognized mutual fund performance rating services including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc., (2) recognized indexes including but not limited to the Standard & Poor's Composite Stock Price Index, Russell 2000 Index, Dow Jones Industrial Average, Consumer Price Index, EAFE Index, Lehman Brothers Government/Credit Bond Index, the S&P Barra/Growth Index, the S&P/Barra Value Index, Lehman Municipal Bond Index and (3) Money Magazine and other financial publications including but not limited to magazines, newspapers and newsletters. Performance statistics may include yields, total returns, measures of volatility, standard deviation or other methods of portraying performance based on the method used by the publishers of the information. In addition, comparisons may be made between yields on certificates of deposit and U.S. government securities and corporate bonds, and between value stocks and growth stocks, and may refer to current or historic financial or economic trends or conditions.

The performance of the Portfolios may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, performance may be compared to mutual fund performance indices prepared by Lipper.

From time to time, a Portfolio's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Portfolio may quote Morningstar, Inc., in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.

Orbitex-Saratoga Capital Management, LLC or Orbitex Funds Distributor, Inc. (the "Distributor") (which replaced Funds Distributor, Inc. as the Trust's distributor effective November 22, 2002) may provide information designed to help individuals understand their investment goals and explore various financial strategies such as general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, and a questionnaire designed to help create a personal financial profile.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

Orbitex-Saratoga Capital Management, LLC or the Distributor may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, the Distributor may reference or discuss its products and services, which may include: retirement investing; brokerage products and services; the effects of dollar-cost averaging and saving for college; and the risks of market timing. In addition, the Distributor may quote financial or business publications and periodicals, including model Portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Portfolios may present their fund number, Quotron number, CUSIP number, and discuss or quote their current portfolio manager.

VOLATILITY. The Portfolios may quote various measures of volatility and benchmark correlation in advertising. In addition, the Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

Momentum indicators indicate the Portfolios' price movements over specific periods of time. Each point on the momentum indicator represents the Portfolios' percentage change in price movements over that period.

The Portfolios may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

The Portfolios may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                           CERTAIN TAX CONSIDERATIONS

GENERAL. The following discussion is only a summary of certain tax considerations generally affecting the Trust, each Portfolio of the Trust, and shareholders of Portfolios, and is not intended as a substitute for careful tax planning. The discussion does not purport to deal with all of the Federal, state and local tax consequences applicable to an investment in each Portfolio or to all categories of investors, some of which may be subject to special rules. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

Each Portfolio generally will make two basic types of distributions:

ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax (or, in the case of ordinary dividends of the Municipal Bond Portfolio, may be "exempt-interest dividends generally exempt from Federal income tax). The tax treatment of the investment activities of each Portfolio will affect the amount and timing and character of the distributions made by such Portfolio. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

INVESTMENT COMPANY TAXATION. Each Portfolio intends to remain qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986. As such, a Portfolio will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

Each Portfolio in the Trust generally intends to distribute sufficient income and gains so that the Portfolio will not pay corporate income tax on its earnings. Each Portfolio also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. If a Portfolio retains all or part of any net long-term capital gains in any year for reinvestment, the Portfolio will pay federal income tax (and possibly excise tax) on such retained gains.

Gains or losses on sales of securities by a Portfolio will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

As a general rule, a Portfolio's transactions in futures contracts and options will increase or decrease the amount of long-term and short-term capital gains or losses realized by the Portfolio and, accordingly, will affect the amount of capital gains distributed to the Portfolio's shareholders. Gains or losses on a Portfolio's transactions in regulated futures contracts, options on broad-based stock indices, options on stock index futures, certain other futures contracts and options thereon generally are treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. When a Portfolio engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Portfolio. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Portfolio.

A Portfolio's foreign currency gains or losses from forward contracts, futures contracts that are not "regulated futures contracts", and unlisted options, and certain other foreign currency gains or losses derived with respect to fixed-income securities, are treated as ordinary income or loss. In general, such foreign currency gains or losses will increase or decrease the amount of the Portfolio's income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if such foreign currency losses exceed other ordinary income during a taxable year, a Portfolio would not be able to make ordinary income distributions for the year.

Under certain tax rules, a Portfolio may be required to include an amount in income with respect to a security even though the Portfolio does not receive payments in cash attributable to such income in respect of the security during the year. For example, a Portfolio may be required to accrue a portion of any discount at which it purchases a debt security as income in each year. In addition, if the Portfolio invests in an equity security of a non-U.S. corporation classified as a "passive foreign investment company" for U.S. tax purposes, the application of certain technical tax provisions applying to investments in such companies may result in the Portfolio being required to accrue income in respect of the security without any receipt of cash attributable to such income. To the extent that a Portfolio invests in any securities producing such "phantom income", the Portfolio will nonetheless be required to make income distributions of such phantom income in order to avoid taxation of such income at the Portfolio level. Such distributions will be required to be made from available cash of the Portfolio or by liquidation or Portfolio securities if necessary. If a distribution of cash necessitates the liquidation of Portfolio securities, the Portfolio may realize a gain or loss from such sales. Any net capital gains realized from such transactions may result in larger capital gain distributions (if any) to shareholders than they would have received in the absence of such transactions.

THE MUNICIPAL BOND PORTFOLIO

Because the Municipal Bond Portfolio will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Bond Portfolio is not deductible for Federal income tax purposes. If a shareholder of the Municipal Bond Portfolio receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share may, to the extent of such exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by the Municipal Bond Portfolio which represents income derived from private activity bonds held by the Portfolio may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus, some of the Municipal Bond Portfolio's dividends may be a specific preference item or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of dividends and distributions from the Municipal Bond Portfolio also may affect a Subchapter S corporate shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal environmental tax, the Federal branch profits tax or the Federal excess net passive income tax.

Each shareholder of the Municipal Bond Portfolio will receive after the close of the calendar year an annual statement as to the Federal income tax status of his or her dividends and distributions from the Portfolio for the prior calendar year. These statements also will designate the amount of exempt-interest dividends that is a specified preference in term for purposes of the Federal individual and corporate alternative minimum taxes. Each shareholder of the Municipal Bond Portfolio will also receive a report of the percentage and source on a state-by-state basis of interest income on municipal obligations received by the Portfolio during the preceding year. Shareholders should consult their tax advisers as to any other state and local taxes that may apply to these dividends and distributions. In the event that the Municipal Bond Portfolio derives taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its actual taxable net investment income bears to its total taxable net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Municipal Bond Portfolio could be affected. In that event the Board of Trustees of the Trust would reevaluate the investment objections and policies of the Municipal Bond Portfolio.

Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt interest income derived from obligations of issuers located in the state in which they reside when these distributions are received directly from these issuers, but are usually subject to such taxes on income derived from obligations of issuers located in other jurisdictions. The discussion does not purport to deal with all of the Federal, state and local tax consequences applicable to an investment in the Municipal Bond Portfolio, or to all categories of investors, some of which may be subject to special rules. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

ALL PORTFOLIOS

TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from any Portfolio in the Trust (other than "exempt-interest dividends" received from the Municipal Bond Portfolio). Any dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.

Any net long-term capital gains realized by a Portfolio will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the Portfolio and regardless of whether the distribution is received in additional shares or in cash. Such distributions will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss (to the extent not disallowed pursuant to the other six-month rule described above relating to exempt-interest dividends) on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend. Short-term capital gains will be distributed annually as ordinary income as required by the Internal Revenue Code.

At August 31, 2002, the following Portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:

[FUND ACCOUNTING - PLEASE CONFIRM]

NAME OF PORTFOLIO               TOTAL              2008             2009
-----------------               -----              ----             ----

Any dividend or capital gains distribution received by a shareholder from any regulated investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would represent economically in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Portfolio shares immediately prior to a distribution record date.

Subject to certain exceptions, a domestic corporate shareholder may be eligible for a 70% dividends received deduction to the extent that each Portfolio earns and distributes qualifying dividends from its investments. Distributions of net capital gains by a Portfolio will not be eligible for the dividends received deduction.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Portfolio.

REDEMPTIONS AND EXCHANGES. In general, a sale of shares results in capital gain or loss and, for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Portfolio shares is normally treated as a sale for tax purposes. Portfolio shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax rate on long-term capital gains is 20%. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

Exchange of a Portfolio's shares for shares of another fund, including shares of other Portfolios in the Saratoga Advantage Trust, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and reinvests in that Portfolio's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

BACKUP WITHHOLDING. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a "backup withholding tax," with respect to (a) taxable dividends and distributions, and (b) the proceeds of any redemptions of shares of a Portfolio. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and will be credited against a taxpayer's regular Federal income tax liability.

                             ADDITIONAL INFORMATION

Computation of Offering Price Per Share

The offering price for Class I, Class B and Class C shares of the Portfolios, based on the value of each Portfolio's net assets and the number of shares outstanding as of August 31, 2002, is calculated as set forth below:

Large Capitalization Value                  Class I           Class B           Class C
                                            ---------         ---------         -------
Net assets                                  $                 $                 $
Number of shares outstanding
Net asset value per share
(net assets divided by
  number of shares outstanding)
Sales Charge                                 --                --                --
Offering Price                              $                 $                 $

Large Capitalization Growth                 Class I           Class B           Class C
                                            ---------         ---------         -------
Net assets                                  $                 $                 $
Number of shares outstanding
Net asset value per share
(net assets divided by
  number of shares outstanding)
Sales Charge                                 --                --                --
Offering Price                              $                 $                 $

Small Capitalization                        Class I           Class B           Class C
                                            ---------         ---------         -------
Net assets                                  $                 $                 $
Number of shares outstanding
Net asset value per share
(net assets divided by
  number of shares outstanding)
Sales Charge                                 --                --                --
Offering Price                              $                 $                 $

International Equity                        Class I           Class B           Class C
                                            -------           ---------         -------
Net assets                                  $                 $                 $
Number of shares outstanding
Net asset value per share
(net assets divided by
  number of shares outstanding)
Sales Charge                                 --                --                --
Offering Price                              $                 $                 $

Investment Quality Bond                     Class I          Class B           Class C
                                            -------          ---------         -------
Net assets                                  $                 $                 $
Number of shares outstanding
Net asset value per share
(net assets divided by
  number of shares outstanding)
Sales Charge                                 --                --                --
Offering Price                              $                 $                 $

Municipal Bond                              Class I           Class B           Class C
                                            -------           ---------         -------
Net assets                                  $                 $                 $
Number of shares outstanding
Net asset value per share
(net assets divided by
  number of shares outstanding)
Sales Charge                                 --                --                --
Offering Price                              $                 $                 $

DESCRIPTION OF THE TRUST. It is not contemplated that regular annual meetings of shareholders will be held. Shareholders of each Portfolio have the right, upon the declaration in writing or vote by two-thirds of the outstanding shares of the Portfolio, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders (for at least six months) of 10% of its outstanding shares. In addition, 10 shareholders holding the lesser of $25,000 or 1% of a Portfolio's outstanding shares may advise the Trustees in writing that they wish to communicate with other shareholders of that Portfolio for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give the applicants access to the Portfolio's shareholder list or mail the applicant's communication to all other shareholders at the applicant's expense.

When issued, shares of each class are fully paid and have no preemptive, conversion (except Class B Shares) or other subscription rights. Each class of shares represents identical interests in the applicable Portfolio's investment Portfolio. As such, they have the same rights, privileges and preferences, except with respect to: (a) the designation of each class, (b) the effect of the respective sales charges, if any, for each class, (c) the distribution fees borne by each class, (d) the expenses allocable exclusively to each class, (e) voting rights on matters exclusively affecting a single class and (f) the exchange privilege of each class. Upon liquidation of the Trust or any Portfolio, shareholders of each class of shares of a Portfolio are entitled to share pro rata in the net assets of that class available for distribution to shareholders after all debts and expenses have been paid. The shares do not have cumulative voting rights.

The assets received by the Trust on the sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to each Portfolio, and constitute the assets of such Portfolio. The assets of each Portfolio are required to be segregated on the Trust's books of account. Expenses not otherwise identified with a particular Portfolio will be allocated fairly among two or more Portfolios by the Board of Trustees. The Trust's Board of Trustees has agreed to monitor the Portfolio transactions and management of each of the Portfolios and to consider and resolve any conflict that may arise.

The Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for each Portfolio's obligations, and provides that each Portfolio shall indemnify any shareholder who is held personally liable for the obligations of that Portfolio. It also provides that each Portfolio shall assume, upon request, the defense of any claim made against any shareholder for any act or obligation of that Portfolio and shall satisfy any judgment thereon.

POSSIBLE ADDITIONAL PORTFOLIO SERIES. If additional Portfolios are created by the Board of Trustees, shares of each such Portfolio will be entitled to vote as a group only to the extent permitted by the 1940 Act (see below) or as permitted by the Board of Trustees.

Under Rule 18f-2 of the 1940 Act, any matter required to be submitted to a vote of shareholders of any investment company which has two or more series outstanding is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of trustees or the ratification of the selection of accountants. Approval of an investment management or distribution plan and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio. The Rule contains provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

INDEPENDENT AUDITORS. [AUDITOR] serves as the independent auditors of the Trust and of each Portfolio. Their services include auditing the annual financial statements and financial highlights of each Portfolio as well as other related services.

TRUST COUNSEL. Mayer, Brown, Rowe & Maw, located at 1675 Broadway, New York, New York 10019, acts as the Trust's legal counsel.

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 01271 acts as transfer agent, shareholder servicing agent and custodian of the assets of the Trust.

DISTRIBUTION OPTIONS. Shareholders may change their distribution options by giving the Transfer Agent three days prior notice in writing.

TAX INFORMATION. The Federal tax treatment of the Portfolios' dividends and distributions is explained in the Prospectus under the heading "Dividends, Distributions and Taxes." A Portfolio will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of any calendar year substantially all its ordinary income for that year and capital gains for the one year period ending on October 31 of that year.

RETIREMENT PLANS. The Distributor may print advertisements and brochures concerning retirement plans, lump sum distributions and 401-k plans. These materials may include descriptions of tax rules, strategies for reducing risk and descriptions of 401-k programs. From time to time hypothetical investment programs illustrating various tax-deferred investment strategies will be used in brochures, sales literature, and omitting prospectuses. The following examples illustrate the general approaches that will be followed. These hypotheticals will be modified with different investment amounts, reflecting the amounts that can be invested in different types of retirement programs, different assumed tax rates, and assumed rates of return. They should not be viewed as indicative of past or future performance of any of the Distributor's products.

REDEMPTION IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of a Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distribution in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

EXAMPLES

Benefits of Long-Term Tax-Free Compounding - Single Sum


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

                        Amount of Contribution: $100,000
                                 Rates of Return

YEARS                    8.00%            10.00%            12.00%
                                       VALUE AT END

5                     $  146,933        $  161,051       $  176,234
10                    $  215,892        $  259,374       $  310,585
15                    $  317,217        $  417,725       $  547,357
20                    $  466,096        $  672,750       $  964,629
25                    $  684,848        $1,083,471       $1,700,006
30                    $1,006,266        $1,744,940       $2,995,992


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

Benefits of Long-Term Tax-Free Compounding - Periodic Investment

                        Amount Invested Annually: $2,000
                                 Rates of Return

YEARS                      8.00%            10.00%            12.00%
                                         VALUE AT END

5                         $ 12,672         $ 13,431          $ 14,230
10                        $ 31,291         $ 35,062          $ 39,309
15                        $ 58,649         $ 69,899          $ 83,507
20                        $ 98,846         $126,005          $161,397
25                        $157,909         $216,364          $298,668
30                        $244,692         $361,887          $540,585


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

Comparison of Taxable and Tax-Free Investing-- Periodic Investments (Assumed Tax Rate: 28%)

Amount of Annual Contribution (Pre-Tax): $2,000

Tax Deferred Rates of Return

YEARS                  8.00%                 10.00%                 12.00%
                                         VALUE AT END

5                    $ 12,672               $ 13,431               $ 14,230
10                   $ 31,291               $ 35,062               $ 39,309
15                   $ 58,649               $ 69,899               $ 83,507
20                   $ 98,846               $126,005               $161,397
25                   $157,909               $216,364               $298,668
30                   $244,692               $361,887               $540,585

Annual Contribution (After Tax): $1,440 Fully Taxed Rates of Return

YEARS                  5.76%                  7.20%                8.64%
                                          VALUE AT END

5                    $  8,544                $  8,913             $  9,296
10                   $ 19,849                $ 21,531             $ 23,364
15                   $ 34,807                $ 39,394             $ 44,654
20                   $ 54,598                $ 64,683             $ 76,874
25                   $ 80,785                $100,485             $125,635
30                   $115,435                $151,171             $199,429

Comparison of Tax Deferred Investing -- Deducting Taxes at End
(Assumed Tax Rate at End: 28%)

Amount of Annual Contribution: $2,000 Tax Deferred Rates of Return

YEARS                  8.00%                 10.00%               12.00%
                                         VALUE AT END

5                    $ 11,924               $ 12,470             $ 13,046
10                   $ 28,130               $ 30,485             $ 33,903
15                   $ 50,627               $ 58,728             $ 68,525
20                   $ 82,369               $101,924             $127,406
25                   $127,694               $169,782             $229,041
30                   $192,978               $277,359             $406,021

                              FINANCIAL STATEMENTS

The financial statements and independent auditor's report required to be included in this STATEMENT OF ADDITIONAL INFORMATION are incorporated herein by reference to the Trust's ANNUAL REPORT TO SHAREHOLDERS for the year ended August 31, 2002. The Trust will provide the ANNUAL REPORT without charge upon request by calling the Trust at 1-800-807-FUND (1-800-807-3863).


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

                              APPENDIX A -- RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations,

i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future payments cannot be considered as well assured. Often the protection of interest and principal may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A are judged to be upper medium grade obligations. Security for principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations,

i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of other terms of the contract over long periods may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger present with respect to principal or interest.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

AAA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB AND B. Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

A. Debt rated A is regarded as safe. This rating differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness which, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good but not exceptional and stability of pledged revenues could show some variations because of increased competition or economic influences in revenues.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt, however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B. Debt rated B has a greater vulnerability to default bit presently has the capacity to meet interest and principal payments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

DESCRIPTION OF FITCH'S MUNICIPAL BOND RATINGS


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

Debt rated "AAA", the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

Debt rated "AA" is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

Debt rated "A" is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings.

Debt rated "BBB" is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment.

Debt rated "BB" is considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes, however, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Debt rated "B" is considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Debt rated "CCC" has certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.

DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

Moody's ratings for state and municipal notes and other short-term loans are designated "Moody's Investment Grade" ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating designated VMIG may also be assigned on an issue having a demand feature. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term borrowing. Symbols used will be as follows:

MIG-l/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

Standard & Poor's tax exempt note ratings are generally given to such notes that mature in three years or less. The two higher rating categories are as follows:

SP-1. Very strong or strong capacity to pay principal and interest. These issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated Prime-l by Moody's are judged by Moody's to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well insured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.


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

Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper rated A by S&P have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issuers rated A are further refined by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Those issuers rated A-1 that are determined by S&P to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

Fitch's commercial paper ratings represent Fitch's assessment of the issuer's ability to meet its obligations in a timely manner. The assessment places emphasis on the existence of liquidity. Ratings range from F-1+ which represents exceptionally strong credit quality to F-4 which represents weak credit quality.

Duff & Phelps' short-term ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Emphasis is placed on liquidity. Ratings range from Duff 1+ for the highest quality to Duff 5 for the lowest, issuers in default. Issues rated Duff 1+ are regarded as having the highest certainty of timely payment. Issues rated Duff 1 are regarded as having very high certainty of timely payment.


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

                                     PART C

                                OTHER INFORMATION

Item 23. EXHIBITS.

(a)(1) Agreement and Declaration of Trust.(1)

(2) Amendment No. 1 to the Agreement and Declaration of Trust.(1)

(b) By-laws of Registrant.(1)

(c) Not Applicable.

(d)(1) Form of Management Agreement.(2)

(d)(2) Amended and Restated Form of Management Agreement, filed with this Registration Statement.

(2)(a) Form of Investment Advisory Agreement between Saratoga Capital Management and Sterling Capital Management Company with respect to the U.S. Government Money Market Portfolio.(2)

(2)(b) Amendment to the Investment Advisory Agreement.(5)

(3)(a) Form of Investment Advisory Agreement between Saratoga Capital Management and Fox Asset Management, Inc. with respect to the Investment Quality Bond Portfolio.(2)

(3)(b) Amendment to the Investment Advisory Agreement.(5)

(4) Form of Investment Advisory Agreement between Saratoga Capital Management and OpCap Advisors with respect to the Municipal Bond Portfolio.(2)

(5) Form of Investment Advisory Agreement between Saratoga Capital Management and OpCap Advisors with respect to the Large Capitalization Value Portfolio.(2)

(6) Form of Investment Advisory Agreement between Saratoga Capital Management and Harris Bretall Sullivan & Smith, L.L.C. with respect to the Large Capitalization Growth Portfolio.(2)

(7) Form of Investment Advisory Agreement between Saratoga Capital Management and Fox Asset Management, Inc. with respect to the Small Capitalization Portfolio.(6)

(8) Form of Investment Advisory Agreement between Saratoga Capital Management and Ivory & Sime International, Inc. with respect to the International Equity Portfolio.(2)

(9) Form of Sub-Investment Advisory Agreement between Ivory & Sime International, Inc. and Ivory & Sime, plc with respect to the International Equity Portfolio. 2 (e) (1)(a) General Distributor's Agreement.(5)

(1)(b) Consent and Agreement is filed with this Registration Statement.

(1)(c) Amendment to General Distributor's Agreement.(7)

(1)(d) Distributor's Agreement between Saratoga Advantage Trust and Orbitex Funds Distributor, Inc. accompanies this Registration Statement.

(2) Soliciting Dealer Agreement.(5)

(f) Not Applicable.


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

(g)(1) Custodian Contract.(1)

(g)(2) Custodian Contract between Saratoga Advantage Trust and The Bank of New York accompanies this Registration Statement.

(2) Amendment to Custodian Contract.(7)

(h)(1) Administration Agreement.(5)

(h)(2) Administration Agreement between Saratoga Advantage Trust and Orbitex Fund Services, Inc. accompanies this Registration Statement.

(i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable.(1)

(j) Consent of [AUDITOR] accompanies this Registration Statement.

(j)(1) Consent of [AUDITOR] accompanies this Registration Statement.

(k) Not Applicable.

(l) Agreement relating to initial capital.(1)

(m)(1) Distribution Plan relating to Class B shares.(7)

(m)(2) Distribution Plan relating to Class C shares.(7)

(m)(3) Distribution Plan relating to Class A shares accompanies this Registration Statement.

(m)(4) Distribution Plan relating to Class B shares accompanies this Registration Statement.

(m)(5) Distribution Plan relating to Class C shares accompanies this Registration Statement.

(n) Rule 18f-3 Plan.(4)

(n)(1) Amended Rule 18f-3 Plan accompanies this Registration Statement.

                                 Other Exhibits:

                              Powers of Attorney. (3)

1. Filed with Post-effective Amendment No. 1 on May 5, 1995 to the Registrant's Registration Statement, and hereby incorporated by reference.

2 Filed with Post-effective Amendment No. 4 on March 7, 1997 to the Registrant's Registration Statement, and hereby incorporated by reference.

3. Filed with Post-effective Amendment No. 5 on November 3, 1997 to the Registrant's Registration Statement, and hereby incorporated by reference.

4. Filed with Post-effective Amendment No. 6 on November 3, 1998 to the Registrant's Registration Statement, and hereby incorporated by reference.

5. Filed with Post-effective Amendment No. 8 on December 30, 1999 to the Registrant's Registration Statement, and hereby incorporated by reference.

6. Filed with Post-Effective Amendment No. 9 on December 22, 2000 to the Registrant's Registration Statement, and hereby incorporated by reference.

7. Filed with Post-Effective Amendment No. 10 on December 31, 2001 to the Registrant's Registration Statement, and hereby incorporated by reference.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

No person is presently controlled by or under common control with the Registrant.

Item 25. INDEMNIFICATION.

     See Article VI of the Registrant's Agreement and Declaration of Trust.

A determination that a trustee or officer is entitled to indemnification may be made by a reasonable determination, based upon a review of the facts, that the person was not liable by reason of Disabling Conduct (as defined in the Agreement and Declaration of Trust) by (a) a vote of a majority of a quorum of Trustees who are neither interested persons of the Trust (as defined under the Investment Company Act of 1940) nor parties to the proceeding or (b) an independent legal counsel in a written opinion. Expenses including counsel and accountants fees (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) may be advanced pending final disposition of the proceeding provided that the officer or trustee shall have undertaken to repay the amounts to the Trust if it is ultimately determined that indemnification is not authorized under the Agreement and Declaration of Trust and (i) such person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of disinterested Trustees who are not party to the proceeding, or an independent legal counsel in a written opinion, shall have determined based on review of readily available facts that there is reason to believe that the officer or trustee ultimately will be found entitled to indemnification.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

See "Management of the Trust" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information regarding the business of the investment advisers. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the investment advisers, reference is made to the Form ADV of Sterling Capital Management Company, File No. 801-8776, the Form ADV of Fox Asset Management, Inc., File No. 801-26397, the Form ADV of., File No. 801-, the Form ADV of Harris Bretall Sullivan & Smith, L.L.C. File No. 801-7369, the Form ADV of OpCap Advisors (formerly Quest for Value Advisors), File No. 801-27180, filed under the Investment Advisers Act of 1940, and Schedules D and F thereto, incorporated by reference into this Registration Statement.

Item 27. PRINCIPAL UNDERWRITERS.

(a) The principal underwriter of the Company's shares, Orbitex Funds Distributor, Inc. ("OFDI"), currently acts as a principal underwriter for the Saratoga Advantage Trust. OFDI also acts as distributor for the Orbitex Group of Funds, and as distributor for Derby Capital Management, Canandaigua Funds and North Country Funds.

OFDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. OFDI is a wholly-owned subsidiary of Circle Trust Company, and an indirect wholly-owned subsidiary of Orbitex Financial Services Group, Inc. OFDI is located at One Station Place, Suite 7S, Stamford, Connecticut.

(b) The following table contains information with respect to each director, officer or partner of OFDI:

Name and Principal       Positions and Offices           Positions and Offices
Business Address         with Underwriter                with Registrant
-------------------      ---------------------           -----------------------
Frederick Grayboyes      President, CEO                            None
410 Park Avenue
New York, NY 10022

Ann Welsh                General Principal                         None
4020 S. 147th St.        Chief Compliance
Omaha, NE 68137          Officer

Robert Youree            Financial Operations Principal            None
410 Park Avenue
New York, NY 10022

(c) Not applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS.

Bank of New York
15 Broad Street, 7th Floor
New York, New York 11788

Will maintain records required by Rule 31a-1(b)(1), (b)(2), (b)(3), (b)(5),
(b)(6), (b)(7) and (b)(8).

Orbitex Funds Distributor, Inc.
One Station Place
Suite 7S
Stamford, Connecticut 06902

Will maintain records required by Rule 31a-1(b)(4) and (b)(11).

Records required by 31a-1(b)(9) and (b)(10) will be maintained on behalf of the following portfolios by their respective Advisers:

     Municipal Bond Portfolio            OpCap Advisors
     and Large Capitalization Value      1345 Avenue of the Americas
     Portfolio                           New York, NY 10105

     Investment Quality Bond             Fox Asset Management, Inc.
     Portfolio and Small                 44 Sycamore Avenue
     Capitalization Portfolio            Little Silver, NJ 07739

     Large Capitalization                Harris Bretall Sullivan &
     Growth Portfolio                    Smith, L.L.C.
                                         One Sansome Street
                                         Suite 3300
                                         San Francisco, CA 94104

     U.S. Government                     Sterling Capital
     Money Market Portfolio              Management Company
                                         One First Union Center
                                         301 S. College Street
                                         Suite 3200
                                         Charlotte, NC 28202


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

     International Equity
     Portfolio

     Mid Capitalization Portfolio        To be determined
     Energy & Basic Materials Portfolio
     Technology & Communications
      Portfolio
     Health & Biotechnology Portfolio
     Financial Services Portfolio

Item 29. MANAGEMENT SERVICES.

         Not Applicable.

Item 30. UNDERTAKINGS.

         Not Applicable.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the State of New York on the 14th day of October 2002.

                          THE SARATOGA ADVANTAGE TRUST

By: /s/ Bruce E. Ventimiglia
    ------------------------
    Bruce E. Ventimiglia
    President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                           TITLE                           DATE
---------                           -----                           ----
/s/ Bruce E. Ventimiglia        Trustee, Chairman of the Board      October 14, 2002
------------------------        and President
Bruce E. Ventimiglia            (principal executive officer)

/s/ William P. Marra            Treasurer
------------------------        (principal financial officer and    October 14, 2002
William P. Marra                principal accounting officer)

/s/ Patrick H. McCollough       Trustee
------------------------
Patrick H. McCollough*                                              October 14, 2002

/s/ Udo W. Koopmann             Trustee
------------------------
Udo W. Koopmann*                                                    October 14, 2002

s/ Floyd E. Seal                Trustee
------------------------
Floyd E. Seal*                                                      October 14, 2002

                      *By: /s/ Stuart  M. Strauss, Esq.
                           ---------------------------
                           Stuart M. Strauss
                           Attorney-in-Fact


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

                                  EXHIBIT INDEX

EXHIBIT           DESCRIPTION
-------           -----------


                                      269